    As filed with the Securities and Exchange Commission on December 30, 2002

                    Registration Nos. 33-56658 and 811-04846

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No. __                                         / /
     Post-Effective Amendment No. 20                                        /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 33                                                       /X/

                        (Check appropriate box or boxes)

         Separate Account I of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                             G. Stephen Wastek, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

  / / immediately upon filing pursuant to paragraph (b) of Rule 485

  /X/ on December 31, 2002 pursuant to paragraph (b) of Rule 485

  / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  / / on (date) pursuant to paragraph (a)(1) of Rule 485

  / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485

  / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

  / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


                               GRANDMASTER FLEX 3
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by National Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended (THE CODE). You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options or to one of the two STO Accounts, referred to as Fixed Account Options. Together, the Variable Account Options and Fixed Account Options are referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options are invested in shares of the Portfolios of the following mutual funds:


FIDELITY VIP FUNDS
Fidelity VIP Contrafund Fund
Fidelity VIP Equity Income Fund
Fidelity VIP Growth Fund
Fidelity VIP Growth & Income Fund
Fidelity VIP Growth Opportunities Fund
Fidelity VIP Mid-Cap Fund
Fidelity VIP Money Market Fund

JANUS ASPEN SERIES
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Growth Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

FRANKLIN TEMPLETON VIP TRUST
Franklin Growth and Income
Franklin Income Securities
Franklin Large Cap Growth
Franklin Mutual Shares
Templeton Foreign Securities
Templeton Growth

J.P MORGAN SERIES TRUST II
J.P. Morgan Bond
J.P. Mid Cap Value
J.P. Morgan International Opportunities

LEGENDS FUND
Baron Small Cap Portfolio
Gabelli Large Cap Value Portfolio
Harris Bretall Sullivan & Smith Equity Growth Portfolio
Third Avenue Value Portfolio

MFS FUNDS
MFS Capital Opportunities Portfolio
MFS Emerging Growth Portfolio
MFS Investors Growth Stock Portfolio
MFS Investors Trust Portfolio
MFS Mid Cap Growth Portfolio
MFS New Discovery Portfolio
MFS Research Portfolio
MFS Total Return Portfolio

PUTNAM FUNDS
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Growth
Putnam VT New Opportunities Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund
Putnam VT Voyager Fund II

SCUDDER VIT FUNDS
Scudder EAFE Equity Index Fund
Scudder Equity 500 Index Fund
Scudder Small Cap Index  Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced 30 Fund
Touchstone Growth & Income Fund
Touchstone Growth/Value Fund
Touchstone High Yield Fund
Touchstone International Equity Fund
Touchstone Large Cap Growth Fund
Touchstone Money Market Fund
Touchstone Small Cap Value Fund
Touchstone Value Plus Fund

VAN KAMPEN PORTFOLIOS
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen UIF Emerging Markets Debt
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF U.S. Real Estate
Van Kampen UIT Bandwidth & Telecommunications
Van Kampen UIT Biotechnology & Pharmaceutical
Van Kampen UIT Internet
Van Kampen UIT Morgan Stanley High-Tech 35(SM)
Van Kampen UIT Morgan Stanley U.S. Multinational(SM)

We offer two Systematic Transfer Options (STO), also referred to as FIXED ACCOUNTS. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than an effective annual yield of 3%. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE SIX-MONTH STO INTO OTHER VARIABLE ACCOUNT OPTIONS WITHIN SIX MONTHS AND TRANSFER ALL CONTRIBUTIONS TO THE TWELVE-MONTH STO WITHIN ONE YEAR OF CONTRIBUTION. THIS IS DONE ON A MONTHLY OR QUARTERLY BASIS

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference. This prospectus isn't valid unless provided with the current prospectus for the Portfolios, which you should also read.

This product offers several optional features, including an Added Value Option where Integrity credits a percentage of purchase payments to your account. Expenses for a contract with these options will be higher than for a contract without the options. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option. Please refer to Section 6, "Optional Contract Features" for further detail.

For further information and assistance, contact our Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, New York, 10924. You may also call us at 1-800-433-1778.


A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated December 31, 2002, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix D.


THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about GrandMaster flex 3 at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about GrandMaster flex 3 on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


The date of this Prospectus is December 31, 2002.

                                TABLE OF CONTENTS

                                                                                              PAGE
PART 1 - SUMMARY

Your Variable Annuity Contract                                                                  6
Your Benefits                                                                                   6
How Your Contract is Taxed                                                                      6
Your Contributions                                                                              6
Your Investment Options                                                                         6
Account Value and Cash Value                                                                    6
Transfers                                                                                       7
Charges and Fees                                                                                7
Added Value Option                                                                              7
Withdrawals                                                                                     7
Your Initial Right to Revoke                                                                    7
Risk/Return Summary: Investments and Risks                                                      8
Table of Annual Fees and Expenses                                                               9
Examples                                                                                       13

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company                                                      16
The Separate Account and the Variable Account Options                                          16
Assets of Our Separate Account                                                                 16
Changes In How We Operate                                                                      16

PART 3 - YOUR INVESTMENT OPTIONS

The Portfolios                                                                                 17
Systematic Transfer Option                                                                     28

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                                       28
Annual Administrative Charge                                                                   28
Reduction or Elimination of Separate Account or Administrative Charges                         29
Portfolio Charges                                                                              29
State Premium Tax Deduction                                                                    29
Contingent Withdrawal Charge                                                                   29
Reduction or Elimination of the Contingent Withdrawal Charge                                   30
Recapture of the Added Value Option                                                            30
Transfer Charge                                                                                30
Disability Waiver                                                                              30
Tax Reserve                                                                                    30

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                                              31
Your Account Value                                                                             31
Units in Our Separate Account                                                                  31
How We Determine Unit Value                                                                    31
Transfers                                                                                      32
Excessive Trading                                                                              32
Withdrawals                                                                                    33
Assignments                                                                                    34
Death Benefit                                                                                  34
Annuity Benefits                                                                               34
Annuities                                                                                      35

                                        3

Annuity Payments                                                                               35
Timing of Payment                                                                              35
How You Make Requests and Give Instructions                                                    36

PART 6 - OPTIONAL CONTRACT FEATURES

Added Value Option                                                                             36

PART 7 - VOTING RIGHTS

Voting Rights                                                                                  37
How We Determine Your Voting Shares                                                            37
How Portfolio Shares Are Voted                                                                 37
Separate Account Voting Rights                                                                 37

PART 8 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                                   38
Your Contract is an Annuity                                                                    38
Taxation of Annuities Generally                                                                38
Distribution-at-Death Rules                                                                    39
Diversification Standards                                                                      40
Tax-Favored Retirement Programs                                                                40
Inherited IRAs                                                                                 40
Annuities in Qualified Plans                                                                   40
Federal and State Income Tax Withholding                                                       40
Impact of Taxes on National Integrity                                                          41
Transfers Among Investment Options                                                             41

PART 9 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                                         41
Income Plus Withdrawal Program                                                                 41
Dollar Cost Averaging                                                                          42
Systematic Transfer Program                                                                    42
Customized Asset Rebalancing                                                                   42
Systematic Contributions                                                                       43
Legal Proceedings                                                                              43

PART 10 - PRIOR CONTRACTS

Prior Contracts                                                                                44

APPENDIX A  -  Financial Information                                                           56
APPENDIX B  -  Calculating the Added Value Option Charge                                       61
APPENDIX C  -  How the Market Affects the Added Value Option                                   63
APPENDIX D  -  SAI Table of Contents                                                           67

GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro-rata annual administrative charges and Added Value Option recapture that may apply.

FIRST-YEAR TOTAL CONTRIBUTIONS - All monies deposited into the annuity by either the owner or the company during the first 12 calendar months the contract is in-force.

INVESTMENT OPTIONS - Variable Account Options and STO Accounts, collectively.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - All annuity benefits under your contract are calculated as of your Retirement Date. The Retirement Date can't be later than your 98th birthday, or earlier if required by law.

TOTAL CUSTOMER CONTRIBUTIONS - The sum of all premiums contributed by the policyholder.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Variable Account Options within six months or one year of your STO contribution.

UNIT - a measure of your ownership interest in a variable account option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, other than STO. The value of your contract will reflect the investment performance of the Variable Account Options you choose.

PART 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our" and "us" mean National Integrity Life Insurance Company (NATIONAL INTEGRITY). The terms "you" and "your" mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all of the rights under the contract until annuity payments begin. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The death of the first joint owner will determine the timing of distribution.

You can invest for retirement by buying a GrandMaster flex 3 if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit, and a death benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $2,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. See "Contributions Under Your Contract" in Part 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or the STO, or place part of your contributions in each of them. The Variable Account Options and the STO are together referred to as the INVESTMENT OPTIONS. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of investment portfolios of mutual funds. Each investment portfolio is referred to as a PORTFOLIO. The investment goal of each Variable Account Option and its corresponding Portfolio is the same. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the value of your STO added to the value of your Variable Account Options. Your CASH VALUE is equal to your Account Value, minus any contingent withdrawal charge and minus the pro-rata portion of the annual administrative charge, or Added Value Option recapture if it applies. See "Charges and Fees" below.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5, "Transfers." Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) to transfer your STO contributions. All of these programs are discussed in Part 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer after the first twelve.

CHARGES AND FEES

An annual administrative expense charge of $50 is deducted from your Account. A maximum of $30 may be deducted from your STO accounts.

A daily charge at an effective annual rate of 1.55% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.40%) and certain administrative expenses (.15%). The charge will never be greater than this. For more information, see Part 4, "Deductions and Charges."

Investment advisory fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Advisory fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "Your Investment Options" in Part 3.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. You may withdraw up to 10% of your Account Value each contract year without paying withdrawal charges. After the first 10%, there may be a charge for withdrawals you make, based upon the length of time your money has been in your account. See "Contingent Withdrawal Charge" in Part 4.

ADDED VALUE OPTION

This is an optional contract feature that must be selected at the time of application. If you select the option, National Integrity will credit from 1% up to 3% of any premium contribution made during the first 12 months the contract is in effect. For example, if $50,000 is deposited and the 3% Added Value Option is selected, National Integrity will credit $1500 to your ACCOUNT VALUE. National Integrity charges a fee for the option. The fee is subject to a minimum and maximum dollar amount limit. Expenses for a contract with the Added Value Option will be higher than for a contract without the option. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option. See Section 6, "Optional Contract Features" for more detailed information.

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution. If the law requires, upon cancellation we'll return all of your contributions without any adjustment. We'll also recapture any Added Value Option which has been credited to your account.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the GrandMaster flex 3 Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

OWNER TRANSACTION EXPENSES
      Sales Load on Purchases                                                           $          0
      Deferred Sales Load (as a percentage of contributions)(1)                           7% Maximum
      Transfer Charge (assessed after 12 transfers in one contract year)(2)             $         20

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge                                                      $         50
        (A maximum of $30 annually may be charged to the STO accounts)

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Fees                                                           1.40%
      Administrative Expenses                                                                    .15%
                                                                                        ------------
      Total Separate Account Annual Expenses                                                    1.55%
                                                                                        ============

      Optional Added Value Option Charge (3%)                                                    .45%
      Highest Possible Total Separate Account Annual Charges if this Option Elected             2.00%
                                                                                        ============

OPTIONAL CONTRACT EXPENSES

Added Value Option (Charges Assessed to the Separate and STO Accounts)

For an additional annual charge of .15% of separate account value, National Integrity will credit 1% of purchase payment(s) made to the contract during the first 12 months the contract is in force. An additional charge of .15% will be charged for each additional 1% credited to the contract. A maximum of 3% can be credited to the contract. These charges will assessed until 7 years from the date the contract was issued. The fee for the Added Value Option will be assessed to both the separate and STO Accounts.

         ADDED VALUE OPTION CHARGE
         1%                                .15%
         2%                                .30%
         3%                                .45%

         TOTAL SEPARATE ACCOUNT CHARGES WITH ADDED VALUE OPTION
         1%                               1.70%
         2%                               1.85%
         3%                               2.00%

The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. For a 1% credit the maximum amount is .182% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. To calculate the minimum and maximum dollar amounts, multiply the FIRST-YEAR TOTAL CONTRIBUTIONS, by the percentages in the following chart, for the Added Value Option you select.

ADDED VALUE OPTION           MINIMUM PERCENTAGE               MAXIMUM PERCENTAGE
------------------           ------------------               ------------------
       1%                          .145%                            .182%
       2%                          .290%                            .364%
       3%                          .435%                            .546%

SEE APPENDIX C FOR AN EXPLANATION AND EXAMPLES OF HOW TO CALCULATE THE CHARGES FOR THE AVO SELECTED.

Portfolio Annual Expenses After Reimbursement
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                  MANAGEMENT         OTHER         12b-1       TOTAL ANNUAL
PORTFOLIO                                                            FEES          EXPENSES         FEE          EXPENSES
---------                                                         ----------       --------        -----       ------------
Fidelity VIP Contrafund: Service Class 2                             .58%            .11%           .25%           .94%(3)
Fidelity VIP Equity Income: Service Class 2                          .48%            .11%           .25%           .84%(3)
Fidelity VIP Growth: Service Class 2                                 .58%            .10%           .25%           .93%(3)
Fidelity VIP Growth and Income: Service Class 2                      .48%            .11%           .25%           .84%(3)
Fidelity VIP Growth Opportunity: Service Class 2                     .58%            .12%           .25%           .95%(3)
Fidelity VIP Mid Cap: Service Class 2                                .58%            .11%           .25%           .94%(3)
Fidelity VIP Money Market: Service Class 2                           .18%            .12%           .25%           .55%
Franklin Income Securities - Class 2                                 .49%            .04%           .25%           .78%
Franklin Growth and Income Securities - Class 2                      .48%            .03%           .25%           .76%
Franklin Large Cap Growth Securities - Class 2                       .75%            .03%           .25%          1.03%
Mutual Shares Securities- Class 2                                    .60%            .19%           .25%          1.04%
Templeton Foreign Securities - Class 2                               .69%            .22%           .25%          1.16%
Templeton Growth Securities - Class 2                                .80%            .05%           .25%          1.10%
Janus Aspen Series Aggressive Growth: Service Shares                 .65%            .02%           .25%           .92%(4)
Janus Aspen Series Growth: Service Shares                            .65%            .01%           .25%           .91%(4)
Janus Aspen Series International Growth: Service Shares              .65%            .06%           .25%           .96%(4)
Janus Aspen Series Worldwide Growth: Service Shares                  .65%            .04%           .25%           .94%(4)
J.P. Morgan Series Trust II Bond                                     .30%            .45%           .00%           .75%
J.P. Morgan Series Trust II International Opportunities              .60%            .60%           .00%          1.20%(5)
J.P. Morgan Series Trust II Mid Cap Value                            .70%            .30%           .00%          1.00%(5)
Baron Small Cap                                                     1.05%            .60%           .00%          1.65%(6)
Gabelli Large Cap Value                                              .90%            .60%           .00%          1.50%(6)
Harris Bretall Sullivan and Smith Equity Growth                      .65%            .52%           .00%          1.17%(6)
Third Avenue Value                                                   .65%            .43%           .00%          1.08%(6)
MFS Capital Opportunities: Service Class                             .75%            .15%           .25%          1.15%(7)
MFS Emerging Growth: Service Class                                   .75%            .12%           .25%          1.12%
MFS Investors Growth Stock: Service Class                            .75%            .17%           .25%          1.17%
MFS Investors Trust: Service Class                                   .75%            .15%           .25%          1.15%(7)
MFS Mid Cap Growth: Service Class                                    .75%            .15%           .25%          1.15%
MFS New Discovery: Service Class                                     .90%            .15%           .25%          1.30%(7)
MFS Research: Service Class                                          .75%            .15%           .25%          1.15%(7)
MFS Total Return: Service Class                                      .75%            .14%           .25%          1.14%(7)
Putnam VT The George Putnam Fund of Boston: Class IB                 .65%            .11%           .25%          1.01%
Putnam VT Growth and Income Fund: Class IB                           .46%            .05%           .25%           .76%(8)
Putnam VT International Growth Fund: Class IB                        .76%            .18%           .25%          1.19%(8)
Putnam VT New Opportunities Fund: Class IB                           .54%            .05%           .25%           .84%
Putnam VT Small Cap Value Fund: Class IB                             .80%            .14%           .25%          1.19%(8)
Putnam VT Voyager Fund: Class IB                                     .53%            .04%           .25%           .82%
Putnam VT Voyager II Fund: Class IB                                  .70%            .92%           .25%          1.87%(8)
Scudder EAFE Equity Index: Class B                                   .45%            .20%           .00%           .65%(9)
Scudder Equity 500 Index: Class B                                    .20%            .10%           .00%           .30%(9)
Scudder Small Cap Index: Class B                                     .35%            .10%           .00%           .45%(9)
Touchstone Balanced                                                  .80%            .10%           .00%           .90%(10)
Touchstone Bond                                                      .55%            .20%           .00%           .75%(10)
Touchstone Emerging Growth                                           .80%            .35%           .00%          1.15%(10)
Touchstone Enhanced 30                                               .65%            .10%           .00%           .75%(10)
Touchstone Growth and Income                                         .80%            .05%           .00%           .85%(10)
Touchstone Growth/Value                                             1.00%            .10%           .00%          1.10%(10)
Touchstone High Yield                                                .50%            .30%           .00%           .80%(10)
Touchstone International Equity                                      .95%            .30%           .00%          1.25%(10)
Touchstone Large Cap Growth                                          .75%            .20%           .00%           .95%(10)
Touchstone Money Market                                              .50%            .10%           .00%           .60%(10)

                                       10

Touchstone Small Cap Value                                           .80%            .20%           .00%          1.00%(10)
Touchstone Value Plus                                                .75%            .40%           .00%          1.15%(10)
Van Kampen LIT Comstock                                              .60%            .21%           .25%          1.06%
Van Kampen LIT Emerging Growth                                       .70%            .06%           .25%          1.01%
Van Kampen UIF Emerging Markets Debt                                 .80%            .37%           .00%          1.17%(11)
Van Kampen UIF Emerging Markets Equity                               .80%            .35%           .25%          1.40%
Van Kampen UIF U.S. Real Estate                                      .75%            .35%           .00%          1.10%(11)
Van Kampen UIT Bandwidth & Telecommunication                         .00%           3.57%           .00%          3.57%(12)
Van Kampen UIT Biotechnology & Pharmaceutical                        .00%           1.20%           .00%          1.20%(12)
Van Kampen UIT Internet                                              .00%           4.96%           .00%          4.96%(12)
Van Kampen UIT Morgan Stanley High Tech 35                           .00%           1.20%           .00%          1.20%(12)
Van Kampen UIT Morgan Stanley U.S. Multinational                     .00%           1.20%           .00%          1.20%(12)


----------
(1)  See "Deductions and Charges - Contingent Withdrawal Charge" in Part I,
     Section 4. You may make a partial withdrawal of up to 10% of the Account Value in any contract year minus withdrawals during the current contract year, without incurring a withdrawal charge.

(2) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in
     Part I, Section 4.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(4) Expenses are based upon actual annualized expenses for the fiscal year ending December 31, 2001.




(5) The information in this table has been restated to reflect a voluntary agreement by J.P. Morgan Chase Bank of New York, an affiliate of JPMIM, to reimburse the portfolio to the extent certain expenses exceed 1.20% for the International Opportunities Portfolio and 1.00% for the Mid-Cap Value Portfolio. Without this agreement, Total Annual Expenses would have been 1.40% and 10.62%, respectively.


(6) Touchstone Advisors has voluntarily agreed to reimburse each of the Legends Fund Portfolios for Other Expenses (excluding Management Fees) above an annual rate of .60% of average net assets. Without reimbursements, Total Annual Expenses for the Fund's fiscal year ended June 30, 2002 would have been 2.32% for the Baron Small Cap Portfolio and 1.63% for the Gabelli Large Cap Value Portfolio. Touchstone Advisors has reserved the right for withdraw or modify its policy of expense reimburse for the Portfolios. In the Legends Fund's prospectus, see "Management of the Fund."


(7) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements which have the effect of reducing the series' expenses. MFS has also contractually agreed, subject to reimbursement, to bear the series' expenses such that the "Other Expenses" do not exceed 0.15% annually. These contractual fee arrangements will continues until at least May 1, 2003 unless changed with the consent of the board of trustees which oversees the series. Without these arrangements the Total Annual Expenses for the portfolios would have been as follows: Capital Opportunity 1.21%, Investors Growth Stock 1.17%, Mid Cap Growth 1.20%, and New Discovery 1.34%

(8)  Reflects actual annualized expenses as of December 31, 2001.

(9) Deutsche Asset Management, Inc. (the advisor) has voluntarily agreed to waive its fee and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to the current expense cap listed until April 30, 2002. Absent this expense cap reimbursement the Management Fees and Other Expenses for the Scudder Funds would be: .20% and .11% for the Equity Index Fund; 0.35% and .28% for the Small Cap Index Fund; and .45% and .36% for the EAFE Equity Index Fund.

(10) Touchstone Advisors, Inc. has voluntarily agreed to waive it's fee and or provide a expense reimbursement arrangement that limit the Total Annual Expenses the funds pay. Without fee waiver or expense reimbursement limits the funds Total Annual Expenses would have been as follows: Balanced 1.43%; Bond 1.09%; Emerging Growth 1.36%; Enhanced 30 1.79%; Growth and Income 1.36%; Growth/Value 3.00%; High Yield 1.45%; International Equity 2.21%; Large Cap Growth 2.28%; Money Market 2.31%; Small Cap Value 2.16%: and Value Plus 2.24%.

(11) The Management Fee for certain portfolios has been reduced to reflect the voluntary waiver of a portion or all of the Management Fee and the reimbursement by the portfolios adviser to the extent Total Annual Expenses exceed the following percentages: Emerging Market Debt Portfolio 1.30%; and U.S. Real Estate Portfolio 1.10%. The advisor may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees", "Other Expenses", "12b-1 Fees" and "Total Annual Expenses", respectively, would be as follows: Emerging Market Debts Portfolio 0.80%, 0.37%, 0.00% and 1.17%; U.S. Real Estate Portfolio 0.80%, 0.35%, 0.00% and 1.15%.

(12) These expenses are estimated based upon an initial accumulation unit value of $10. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc. will voluntary pay any excess at its own expense. Please see the Van Kampen Portfolio prospectus for more detail.

EXAMPLES

The examples below show the expenses on a $1,000 investment (which does not include the 3% Added Value Option Credit), assuming a $50,000 average contract value and a 5% annual rate of return on assets. These Figures include charges for the Added Value Option (3%).

EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:


                  PORTFOLIO                                       1 YEAR          3 YEARS           5 YEARS           10 YEARS
                  ---------                                       ------          -------           -------           --------
Fidelity VIP Contrafund Fund - Service Class 2                   $ 101.13         $ 145.02          $ 161.19          $ 337.10
Fidelity VIP Equity Income Fund - Service Class 2                $ 100.10         $ 141.99          $ 156.19          $ 327.50
Fidelity VIP Growth Fund - Service Class 2                       $ 101.02         $ 144.72          $ 160.89          $ 336.14
Fidelity VIP Growth & Income Fund - Service Class 2              $ 100.10         $ 141.99          $ 156.19          $ 327.50
Fidelity VIP Growth Opportunities Fund - S C2                    $ 101.23         $ 145.33          $ 161.69          $ 338.06
Fidelity VIP Mid-Cap Fund - Service Class 2                      $ 101.13         $ 145.02          $ 161.19          $ 337.10
Fidelity VIP Money Market Fund - Service Class 2                 $  97.13         $ 133.14          $ 141.59          $ 299.09
Franklin Income Securities -Class 2                              $  99.49         $ 140.16          $ 153.19          $ 321.69
Franklin Growth and Income Securities - Class 2                  $  99.28         $ 139.55          $ 152.18          $ 319.74
Franklin Large Cap Growth Securities - Class 2                   $ 102.05         $ 147.75          $ 165.67          $ 345.66
Templeton Foreign Securities - Class 2                           $ 103.38         $ 151.68          $ 172.10          $ 357.88
Mutual Shares Securities- Class 2                                $ 102.15         $ 148.06          $ 166.67          $ 343,76
Templeton Growth Securities - Class 2                            $ 102.36         $ 148.66          $ 167.16          $ 348.49
Janus Aspen Series Aggressive Growth - Service Shares            $ 100.92         $ 144.42          $ 160.19          $ 335.19
Janus Aspen Series Growth - Service Shares                       $ 100.82         $ 144.11          $ 159.69          $ 334.23
Janus Aspen Series International Growth - Srvs. Shares           $ 101.33         $ 145.63          $ 162.19          $ 339.01
Janus Aspen Series Worldwide Growth - Service Shares             $ 101.13         $ 145.02          $ 161.19          $ 337.10
J.P. Morgan International Bond                                   $  99.18         $ 139.25          $ 151.68          $ 318.77
J.P. Morgan International Opportunities                          $ 103.79         $ 152.89          $ 174.08          $ 361.61
J.P. Morgan Mid Cap Value                                        $ 101.74         $ 146.84          $ 164.18          $ 342.81
Baron Small Cap                                                  $ 108.40         $ 166.40          $ 196.04          $ 402.51
Gabelli Large Cap Value                                          $ 106.86         $ 161.91          $ 188.76          $ 389.09
Harris Bretall Sullivan & Smith Equity Growth                    $ 103.48           151.99          $ 172.60          $ 358.82
Third Avenue Value                                               $ 102.56         $ 149.27          $ 168.15          $ 350.38
MFS Capital Opportunities - Service Class                        $ 103.28         $ 151.38          $ 171.61          $ 356.95
MFS Emerging Growth - Service Class                              $ 102.97         $ 150.48          $ 170.13          $ 354.14
MFS Investors Growth Stock - Service Class                       $ 103.28         $ 151.38          $ 171.61          $ 356.95
MFS Investors Trust - Service Class                              $ 103.28         $ 151.38          $ 171.61          $ 356.95
MFS Mid Cap Growth - Service Class                               $ 103.28         $ 151.38          $ 171.61          $ 356.95
MFS New Discovery - Service Class                                $ 104.81         $ 155.91          $ 178.99          $ 370.86
MFS Research - Service Class                                     $ 103.28         $ 151.38          $ 171.61          $ 356.95
MFS Total Return - Service Class                                 $ 103.18         $ 151.08          $ 171.12          $ 356.01
Putnam VT The George Putnam Fund of Boston-Class IB              $ 102.87         $ 150.17          $ 169.63          $ 353.20
Putnam VT Growth and Income Fund - Class IB                      $  99.28         $ 139.55          $ 152.18          $ 319.74
Putnam VT International Growth Fund - Class IB                   $ 103.69         $ 152.59          $ 173.58          $ 360.68
Putnam VT New Opportunities Fund-Class IB                        $ 100.10         $ 141.99          $ 156.19          $ 327.50
Putnam VT Small Cap Value Fund - Class IB                        $ 103.69         $ 152.59          $ 173.58          $ 360.68
Putnam VT Voyager Fund - Class IB                                $  99.90         $ 141.38          $ 155.19          $ 325.56
Putnam VT Voyager Fund II - Class IB                             $ 110.66         $ 172.96          $ 206.62          $ 421.82
Scudder EAFE Equity Index - Class B                              $  98.15         $ 136.20          $ 146.64          $ 308.98
Scudder Equity 500 Index - Class B                               $  94.57         $ 125.47          $ 128.84          $ 273.91
Scudder Small Cap Index - Class B                                $  96.11         $ 130.08          $ 136.51          $ 289.09
Touchstone Balanced                                              $ 100.72         $ 143.81          $ 159.19          $ 333.27
Touchstone Bond                                                  $  99.18         $ 139.25          $ 151.68          $ 318.77
Touchstone Emerging Growth                                       $ 103.28         $ 151.38          $ 171.61          $ 356.95
Touchstone Enhanced 30                                           $  99.18         $ 139.25          $ 151.68          $ 318.77
Touchstone Growth & Income                                       $ 100.20         $ 142.29          $ 156.70          $ 328.46
Touchstone Growth/Value                                          $ 102.77         $ 149.87          $ 169.14          $ 352.26
Touchstone High Yield                                            $  99.69         $ 140.77          $ 154.19          $ 323.63

                                       13

Touchstone International Equity                                  $ 104.30         $ 154.40          $ 176.54          $ 366.25
Touchstone Large Cap Growth                                      $ 101.23         $ 145.33          $ 161.69          $ 338.06
Touchstone Money Market                                          $  97.64         $ 134.67          $ 144.12          $ 304.04
Touchstone Small Cap Value                                       $ 101.74         $ 146.84          $ 164.18          $ 342.81
Touchstone Value Plus                                            $ 101.23         $ 145.33          $ 161.69          $ 338.06
Van Kampen LIT Comstock                                          $ 102.36         $ 148.66          $ 167.16          $ 348.49
Van Kampen LIT Emerging Growth                                   $ 101.84         $ 147.15          $ 164.67          $ 343.76
Van Kampen UIF Emerging Markets Debt                             $ 103.48         $ 151.99          $ 172.60          $ 358.82
Van Kampen UIF Emerging Markets Equity                           $ 105.84         $ 158.91          $ 183.89          $ 380.02
Van Kampen UIF U.S. Real Estate                                  $ 102.77         $ 149.87          $ 169.14          $ 352.26
Van Kampen UIT Bandwidth & Telecommunications                    $ 103.79         $ 152.89          $ 174.08          $ 361.61
Van Kampen UIT Biotechnology & Pharmaceutical                    $ 103.79         $ 152.89          $ 174.08          $ 361.61
Van Kampen UIT Internet                                          $ 103.79         $ 152.89          $ 174.08          $ 361.61
Van Kampen UIT Morgan Stanley High-Tech 35                       $ 103.79         $ 152.89          $ 174.08          $ 361.61
Van Kampen UIT Morgan Stanley U.S. Multinational                 $ 103.79         $ 152.89          $ 174.08          $ 361.61


EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:


                   PORTFOLIO                                      1 YEAR          3 YEARS           5 YEARS           10 YEARS
                   ---------                                      ------          -------           -------           --------
Fidelity VIP Contrafund Fund - Service Class 2                    $ 31.13         $  95.02          $ 161.19          $ 337.10
Fidelity VIP Equity Income Fund - Service Class 2                 $ 30.10         $  91.99          $ 156.19          $ 327.50
Fidelity VIP Growth Fund - Service Class 2                        $ 31.02         $  94.72          $ 160.69          $ 336.14
Fidelity VIP Growth & Income Fund - Service Class 2               $ 30.10         $  91.99          $ 156.19          $ 327.50
Fidelity VIP Growth Opportunities Fund - S C2                     $ 31.23         $  95.33          $ 161.69          $ 338.06
Fidelity VIP Mid-Cap Fund - Service Class 2                       $ 31.13         $  95.02          $ 161.19          $ 337.10
Fidelity VIP Money Market Fund - Service Class 2                  $ 27.13         $  83.14          $ 141.59          $ 299.09
Franklin Income Securities - Class 2                              $ 29.49         $  90.16          $ 153.19          $ 321.69
Franklin Growth and Income Securities - Class 2                   $ 29.28         $  89.55          $ 152.18          $ 319.74
Franklin Large Cap Growth Securities - Class 2                    $ 32.05         $  97.75          $ 166.67          $ 345.65
Templeton Foreign Securities - Class 2                            $ 33.38         $ 101.68          $ 172.10          $ 357.88
Mutual Shares Securities- Class 2                                 $ 32.15         $  98.06          $ 166.16          $ 346.61
Templeton Growth Securities - Class 2                             $ 32.77         $  99.87          $ 169.14          $ 352.26
Janus Aspen Series Aggressive Growth - Service Shares             $ 30.92         $  94.42          $ 160.19          $ 335.19
Janus Aspen Series Growth - Service Shares                        $ 30.82         $  94.11          $ 159.69          $ 334.23
Janus Aspen Series International Growth - Service Shares          $ 31.33         $  95.63          $ 162.19          $ 339.01
Janus Aspen Series Worldwide Growth - Service Shares              $ 31.13         $  95.02          $ 161.19          $ 337.10
J.P. Morgan Bond                                                  $ 29.18         $  89.25          $ 151.68          $ 318.77
J.P. Morgan International Opportunities                           $ 33.79         $ 102.89          $ 174.08          $ 361.61
J.P. Mid Cap Value                                                $ 31.74         $  96.84          $ 164.18          $ 342.81
Baron Small Cap                                                   $ 38.40         $ 116.40          $ 196.04          $ 402.51
Gabelli Large Cap Value                                           $ 36.86         $ 111.91          $ 188.76          $ 389.09
Harris Bretall Sullivan & Smith Equity Growth                     $ 33.48         $ 101.99          $ 172.60          $ 358.82
Third Avenue Value                                                $ 32.56         $  99.27          $ 168.15          $ 350.38
MFS Capital Opportunities - Service Class                         $ 33.28         $ 101.38          $ 171.61          $ 356.95
MFS Emerging Growth - Service Class                               $ 32.97         $ 100.48          $ 170.13          $ 345.14
MFS Investors Growth Stock - Service Class                        $ 33.28         $ 101.38          $ 171.61          $ 356.95
MFS Investors Trust - Service Class                               $ 33.28         $ 101.38          $ 171.61          $ 356.95
MFS Mid Cap Growth - Service Class                                $ 33.28         $ 101.38          $ 171.61          $ 356.95
MFS New Discovery - Service Class                                 $ 34.81         $ 105.91          $ 178.99          $ 370.86
MFS Research - Service Class                                      $ 33.28         $ 101.38          $ 171.61          $ 356.95
MFS Total Return - Service Class                                  $ 33.18         $ 101.08          $ 171.12          $ 356.01
Putnam VT The George Putnam Fund of Boston - Class IB             $ 32.87         $ 100.17          $ 159.63          $ 353.20
Putnam VT Growth and Income Fund - Class IB                       $ 29.28         $  89.55          $ 152.18          $ 319.74
Putnam VT International Growth Fund - Class IB                    $ 33.69         $ 102.59          $ 173.58          $ 360.68
Putnam VT New Opportunities Fund - Class IB                       $ 30.10         $  91.99          $ 156.19          $ 327.50
Putnam VT Small Cap Value Fund - Class IB                         $ 33.69         $ 102.59          $ 173.58          $ 360.68
Putnam VT Voyager Fund - Class IB                                 $ 29.90         $  91.38          $ 155.19          $ 325.56
Putnam VT Voyager Fund II - Class IB                              $ 40.66         $ 122.96          $ 206.62          $ 421.82

                                       14

Scudder EAFE Equity Index - Class B                               $ 28.15         $  86.20          $ 146.64          $ 308.98
Scudder Equity 500 Index - Class B                                $ 24.57         $  75.47          $ 128.84          $ 273.91
Scudder Small Cap Index - Class B                                 $ 26.11         $  80.08          $ 136.51          $ 289.09
Touchstone Balanced                                               $ 30.72         $  93.81          $ 159.19          $ 333.27
Touchstone Bond                                                   $ 29.18         $  89.25          $ 151.68          $ 318.77
Touchstone Emerging Growth                                        $ 33.28         $ 101.38          $ 171.61          $ 356.95
Touchstone Enhanced 30                                            $ 29.18         $  89.25          $ 151.68          $ 318.77
Touchstone Growth & Income                                        $ 30.20         $  92.29          $ 156.70          $ 328.46
Touchstone Growth/Value                                           $ 32.77         $  99.87          $ 169.14          $ 352.26
Touchstone High Yield                                             $ 29.69         $  90.77          $ 154.19          $ 323.65
Touchstone International Equity                                   $ 34.30         $ 104.40          $ 176.54          $ 366.25
Touchstone Large Cap Growth                                       $ 31.23         $  95.33          $ 161.69          $ 338.06
Touchstone Money Market                                           $ 27.64         $  84.67          $ 144.12          $ 304.04
Touchstone Small Cap Value                                        $ 31.74         $  96.84          $ 164.18          $ 342.81
Touchstone Value Plus                                             $ 31.23         $  95.33          $ 161.69          $ 338.06
Van Kampen LIT Comstock                                           $ 32.36         $  98.66          $ 1671.6          $ 348.49
Van Kampen LIT Emerging Growth                                    $ 31.84         $  97.15          $ 164.67          $ 343.76
Van Kampen UIF Emerging Markets Debt                              $ 33.48         $ 101.99          $ 172.60          $ 358.82
Van Kampen UIF Emerging Market Equity                             $ 35.84         $ 108.91          $ 183.89          $ 380.02
Van Kampen UIF U.S. Real Estate                                   $ 32.77         $  99.87          $ 169.14          $ 352.26
Van Kampen UIT Bandwidth & Telecommunications                     $ 33.79         $ 102.89          $ 174.08          $ 361.61
Van Kampen UIT Biotechnology & Pharmaceutical                     $ 33.79         $ 102.89          $ 174.08          $ 361.61
Van Kampen UIT Internet                                           $ 33.79         $ 102.89          $ 174.08          $ 361.61
Van Kampen UIT Morgan Stanley High-Tech 35                        $ 33.79         $ 102.89          $ 174.08          $ 361.61
Van Kampen UIT Morgan Stanley U.S. Multinational                  $ 33.79         $ 102.89          $ 174.08          $ 361.61


These examples assume that all of the fixed charges of the Separate Account and of the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. ACTUAL PORTFOLIO EXPENSES MAY BE MORE OR LESS. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table assumes an estimated $50,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and examples above are to help you understand the various costs and expenses that apply to your contract. These tables show expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

CONDENSED FINANCIAL INFORMATION FOR THE SEPARATE ACCOUNT IS PROVIDED IN APPENDIX A.

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

National Integrity is a stock life insurance company organized under the laws of New York. Our home office is located in Goshen, New York. We are authorized to sell life insurance and annuities in nine states and the District of Columbia. We sell flexible premium annuities with underlying investment options other than the Portfolios, and fixed single premium annuities. National Integrity is a subsidiary of Integrity Life Insurance Company and an indirect subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of New York. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options." Prior to September 3, 1991, the Portfolios invested in shares of corresponding portfolios of Prism Investment Trust.

ASSETS OF OUR SEPARATE ACCOUNT

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these variable contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account.

CHANGES IN HOW WE OPERATE

We can change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 (1940 AC") or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-    register or end the registration of the Separate Account under the 1940
     Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Option(s) to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-433-1778.

FIDELITY VIP FUNDS

Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management, Inc. is the Fidelity VIP Index 500 Portfolio's sub-adviser.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio'S assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

Fidelity VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

Fidelity VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

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FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP MID CAP PORTFOLIO

FMR normally invests the Fidelity VIP Mid Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

FIDELITY VIP MONEY MARKET PORTFOLIO

Fidelity VIP Money Market Portfolio seeks to earn a high level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.


THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds in which the portfolios invest.

FRANKLIN INCOME SECURITIES PORTFOLIO

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the portfolio will invest in both debt and equity securities. The portfolio seeks income by investing in corporate, foreign, and U.S. Treasury bonds. In its search for income producing growth opportunities the portfolio invests in common stocks with attractive dividend yields of companies from a variety of industries such as electric utilities, oil, gas, real estate and consumer goods. From time to time the Portfolio may invest a significant portion of its assets in certain sectors such as utilities.

FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with a secondary goal to provide current income. Under normal market conditions, the portfolio will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the portfolio's manager considers to be financially strong, but undervalued by the market. The portfolio may invest in real estate investment trusts but does not intend to invest more than 15% of its assets in these trusts.

FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments of large capitalization companies. For this portfolio, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The portfolio may also invest up to 25% of its total assets in foreign securities, but currently intends to limit these investments to between 10-15%. In addition to its main investments, the portfolio may invest up to 20% of its net assets in small to medium capitalization companies. Although the portfolio seeks investments across a number of sectors, it expects to have substantial positions in the technology sector and in communications.

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MUTUAL SHARES SECURITIES PORTFOLIO

The Mutual Shares Securities Portfolio seeks capital appreciation with a secondary goal of income. Under normal market conditions the portfolio will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized objective criteria. The portfolio currently intends to invest up to approximately 25% of its total assets in foreign investments.

TEMPLETON FOREIGN SECURITIES PORTFOLIO

The Templeton Foreign Securities Portfolio seeks long-term capital growth. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments of issuers located outside the U.S. including those in emerging markets.

TEMPLETON GROWTH SECURITIES PORTFOLIO

The Templeton Growth Securities Portfolio seeks long-term capital growth. Under normal market conditions, the portfolio will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The portfolio may also invest up to 25% of its net assets in debt securities of companies and governments located anywhere in the world.

JANUS ASPEN SERIES

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. YOU SHOULD READ THE JANUS ASPEN SERIES PROSPECTUSES CAREFULLY BEFORE INVESTING.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion.

JANUS ASPEN GROWTH PORTFOLIO

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five

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different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

J.P. MORGAN SERIES TRUST II

Each portfolio of the J.P. Morgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment adviser to the J.P. Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR J.P. MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

J.P. MORGAN BOND PORTFOLIO

J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

J.P. MORGAN MID CAP VALUE PORTFOLIO

J.P. Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest 80% of its total assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion that the advisor believes are undervalued.

THE LEGENDS FUND

The Legends Fund is an open-end management investment company registered with the SEC. Touchstone Advisers, Inc. is the investment advisor of The Legends Fund. Touchstone Advisors has entered into a sub-advisory agreement with a professional manager to invest the assets of each of its portfolios. The sub-adviser for each portfolio is listed below.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Legends Fund Portfolios. We can't guarantee that these objectives will be met. You should read the Legends Fund prospectus carefully before investing.

BARON SMALL CAP PORTFOLIO

The Baron Small Cap Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of smaller companies with market values under $2 billion selected for their capital appreciation potential. In making investment decisions for the Portfolio, the sub-adviser seeks securities that it believes have (1) favorable price to value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years. The sub-adviser to the Portfolio is BAMCO, Inc.

GABELLI LARGE CAP VALUE PORTFOLIO

The Gabelli Large Cap Value Portfolio seeks long term capital appreciation. It is a diversified Portfolio that seeks to achieve its objective by investing primarily in common stocks of large, well known, widely-held, high-quality companies that have a market capitalization greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. The sub-adviser is Gabelli Asset Management Company.

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HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

Harris Bretall Sullivan & Smith Equity Growth Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Portfolio, the sub-adviser looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles. Harris Bretall Sullivan & Smith, LLC is the sub-adviser to the Portfolio.

THIRD AVENUE VALUE PORTFOLIO


The Third Avenue Value Portfolio seeks long-term capital appreciation. It is a non-diversified portfolio that seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the sub-adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stock and debt instruments, that the sub-adviser believes are undervalued. The sub-adviser is Third Avenue Management LLC..


MFS FUNDS

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS INVESTORS TRUST PORTFOLIO

MFS Investors Trust Portfolio seeks mainly to provide long-term growth of capital, with a secondary objective of current income, by normally investing at least 65% of its net assets in common stocks and related securities. While

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the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its net assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy. As of February 29, 2000, the top of the Russell Midcap Growth Index range was $59.6 billion.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS RESEARCH PORTFOLIO

The MFS Research Portfolio seeks to provide long-term growth of capital and future income. The portfolio invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts. The portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The portfolio may invest in companies of any size. The investments may include securities traded on securities exchanges or in the over-the-counter markets. The portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM FUNDS

Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU

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SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.


PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate to long-term maturities. Under normal market conditions, the fund invests at least 25% of the fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.


PUTNAM VT GROWTH AND INCOME FUND

The fund seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.

PUTNAM VT INTERNATIONAL GROWTH FUND

The fund seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. The fund may also consider other factors it believe will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also know as emerging) markets.


PUTNAM VT NEW OPPORTUNITIES FUND

The fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.

PUTNAM VT SMALL CAP VALUE FUND

The fund seeks capital appreciation. The fund seeks its goal by investing in at least 80% of its assets in small companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change.


PUTNAM VT VOYAGER FUND

The fund seeks capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.

PUTNAM VT VOYAGER FUND II

The fund seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of all sizes.




SCUDDER VIT FUNDS

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The investment adviser for the Scudder VIT Funds is Deutsche Asset Management,
Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

TOUCHSTONE VARIABLE SERIES TRUST

Each portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each fund. Credit Suisse Asset Management, LLC. is the sub-adviser for the International Equity Fund. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Small Cap Value and Enhanced 30 Funds. Mastrapasqua & Associates is the sub-adviser for the Growth/Value Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Equity, Value Plus, High Yield, Bond and Money Market Fund. Zurich Scudder Investments, Inc. is the sub-adviser for the Growth & Income Fund. OpCap Advisors is the sub-advisor for the Balanced Fund.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BOND FUND

Touchstone Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of total assets). The fund invests in mortgage-related securities (up to 60%), asset-backed securities and preferred stocks. The fund also invests in non-investment grade U.S. or foreign debt securities and preferred stock that are rated as low as B (up to

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35%).

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests primarily in small cap companies, but may invest in mid cap companies and larger company stocks. It primarily invests in equity securities, including common and preferred stocks and convertible securities.

TOUCHSTONE ENHANCED 30 FUND

Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The fund's portfolio is based on the 30 stocks that compromise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The fund's portfolio will at all times consist of 30 stocks and up to one-third of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

TOUCHSTONE GROWTH/VALUE FUND

Touchstone Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings and/or cash flow growth. The fund invests primarily in stocks of domestic large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.




TOUCHSTONE INTERNATIONAL EQUITY FUND

Touchstone International Equity Fund seeks long term growth of capital by investing at least 80% of total assets in equity securities of foreign issuers. The fund will invest in at least three countries outside of the United States and focuses on companies located in Europe, Australia and the Far East. The fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.

TOUCHSTONE LARGE CAP GROWTH FUND

Touchstone Large Cap Growth Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks. The fund invests primarily (at least 80% of total assets) in a diversified portfolio of common stocks that are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

TOUCHSTONE MONEY MARKET FUND

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Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily (at least 65% of total assets) in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE SMALL CAP VALUE FUND

Touchstone Small Cap Value Fund seeks long-term growth of capital by investing primarily (at least 80% of total assets) in common stocks of small to medium capitalization companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that it believes are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. The fund may also invest in common stocks of rapidly growing companies to enhance the fund's return and vary its investments to avoid having too much of the fund's assets subject to risks specific to undervalued stocks. Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies.

VAN KAMPEN PORTFOLIOS

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Van Kampen Portfolios. There is no guarantee that these objectives will be met. YOU SHOULD READ THE VAN KAMPEN PROSPECTUS CAREFULLY BEFORE INVESTING.


VAN KAMPEN LIT PORTFOLIOS

Van Kampen Investments is the investment adviser for each of the LIT Portfolios.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolios investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolios investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio/s investment objective by investing at least 65% of the Portfolios total assets in common stocks of companies the investment adviser believes to be emerging growth companies.


VAN KAMPEN UIF PORTFOLIOS


Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for each of UIF Portfolios.


VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

Van Kampen UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolios investment objective and strategy is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.


VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

Van Kampen UIF U.S. Real Estate Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

VAN KAMPEN UIT PORTFOLIOS

Each portfolio of Van Kampen UIT Portfolios is a unit investment trust registered with the SEC. Van Kampen Funds, Inc. is the sponsor and depositor for each portfolio.

VAN KAMPEN BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO

Van Kampen Bandwidth and Telecommunications Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the communications industry.

VAN KAMPEN BIOTECHNOLOGY AND PHARMACEUTICAL PORTFOLIO

Van Kampen Biotechnology and Pharmaceutical Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the biotechnology and pharmaceuticals industry. Van Kampen designed the portfolio to benefit from companies that are positioned for growth in these industries.

VAN KAMPEN INTERNET PORTFOLIO

Van Kampen Internet Portfolio seeks capital appreciation by investing in common stocks of companies primarily involved in the enabling technology or communications services area of the Internet.

VAN KAMPEN HIGH-TECHNOLOGY 35 INDEX PORTFOLIO

Van Kampen Morgan Stanley High-Technology 35 Index seeks to provide capital appreciation through investment in a portfolio of the common stocks included in the Morgan Stanley High-Technology 35 Index. In creating the index, the Morgan Stanley Technology Research Group sought to design a benchmark that provides broad industry representation of equally-weighted, highly liquid, pure technology companies that is rebalanced annually. The index currently includes 35 pure technology companies representing the full breadth of technology industry segments.

VAN KAMPEN MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO


Van Kampen Morgan Stanley U.S. Multinational 50 Index Portfolio seeks capital appreciation through an investment in a portfolio of the stocks included in the Morgan Stanley U.S. Multinational Index. The index consists of 50 of the largest U.S. based companies often referred to as the "New Nifty Fifty". The Morgan Stanley Research Group designed the index to measure the performance of companies that derive a significant portion of their activity from foreign operations.


TERMINATION OF VAN KAMPEN UIT PORTFOLIOS

Because the Van Kampen Life Portfolio is a unit investment trust, it is only available for a fixed period of time. All of the Portfolios will be liquidated on May 1, 2003. We currently anticipate that the same investment strategy will be reapplied to any successor unit investment trust offered to succeed any of the Van Kampen Life Portfolios. However, there is no guarantee that Van Kampen will create a successor trust.

You will be required to give us instructions by April 30, 2003 about how to invest any account value in these Portfolios when they terminate. You will receive a notice requesting instructions prior to that time. Your choices at that time will include:

1. Giving us instructions to rollover your account value in the Van Kampen Life Portfolios to the successor portfolio, if available, or;
2. Giving us instructions to transfer any account value in the Van Kampen Life Portfolios to any other investment options available under contract. This transfer will be made on the date you give us your transfer instructions, unless you direct us to make the transfer on date of liquidation.

IF YOU DO NOT PICK EITHER OF THESE CHOICES AT THAT TIME, YOU WILL BE DEEMED TO HAVE INSTRUCTED US TO TRANSFER ANY OF YOU ACCOUNT VALUE IN THE VAN KAMPEN LIFE PORTFOLIOS TO THE FIDELITY VIP MONEY MARKET FUND ON THE DATE OF LIQUIDATION.

STO ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO STO ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), OR THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE STO ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE STO ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within either six-months or one-year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's effective annual yield will never be less than 3%. See "Systematic Transfer Program" in Part 9 for details on this program. This option may not be available in some states.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

National Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 1.55% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.55% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.40% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk National Integrity takes that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.40% effective annual risk charge can't be increased.

National Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $50 (a maximum of $30 annually may be charged to the STO accounts). This charge is deducted pro-rata from your Account Value and reduces the number of Units we credit to you. The part of the charge deducted from the STO Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization, or contract termination during a contract year.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment advisory fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without the approval of the shareholders.

STATE PREMIUM TAX DEDUCTION

National Integrity won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for an annuity benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. The amount is a percentage of your contributions and not of Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't considered in the withdrawal charge calculation. For partial withdrawals, the total amount deducted from your Account will include the withdrawal amount requested and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value each year without any contingent withdrawal charge. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract the amount of surrender charges is based on contributions and is not reduced by any free withdrawals.

             NUMBER OF FULL YEARS FROM THE                CHARGE AS A PERCENTAGE OF THE
             DATE OF CONTRIBUTION                                  WITHDRAWN
             -----------------------------                -----------------------------
                      1                                                7%
                      2                                                6%
                      3                                                5%
                      4 (+)                                            0%

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from National Integrity either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Part 5.




REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contribution or whether there is some relationship with National Integrity. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts issued by National Integrity, or making transfers of amounts held under qualified plans sponsored by National Integrity or an affiliate. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

OPTIONAL CONTRACT CHARGES

This annuity has optional contract features available for an additional charge. The additional charges are listed below. For more detailed description of the fees and charges please see "Optional Contract Features" in Part 6.

ADDED VALUE OPTION                       CHARGE
------------------                       ------
       1%                                 .15%
       2%                                 .30%
       3%                                 .45%

RECAPTURE OF THE ADDED VALUE OPTION

If you select the Added Value Option all or part of the Added Value Option will be recaptured by us and not distributed in the case of annuitization within the first seven years or a partial or complete surrender. The chart below shows what portion of the Added Value Option originally credited will be recaptured. For a partial or a complete surrender, the factors in the chart will be applied to a percentage of the amount credited, where the percentage equals the withdrawn amount divided by the account value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited. Recapture will occur only on surrenders made within the first seven contract years.

                 POLICY YEAR                AMOUNT OF ADDED VALUE OPTION RECAPTURED
                 ------------------------------------------------------------------
                     1                                      100%
                     2                                      100%
                     3                                       85%
                     4                                       70%
                     5                                       55%
                     6                                       40%
                     7                                       25%
                     8                                        0%

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, (iii) Asset Allocation and Rebalancing, or (iv) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you may make in a contract year.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $2,000 (some states may require a higher initial contribution). We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by National Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have RECEIVED (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transfer. See "Transfers" in Part 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to STO accounts is guaranteed.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Option into that Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Option. We also redeem Units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.




HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous

Business Day multiplied by the net investment factor for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option as follows:

  - First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

  - Next, we add any dividends or capital gains distributions by the Portfolio on that day.

  - Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

  - Then we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

  - Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an effective annual rate of 1.55%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and also for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options, subject to National Integrity's transfer restrictions. You can't make a transfer into the STO. The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or systematic transfer programs, described in Part 8.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you have established a Personal Identification Number (PIN CODE). We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Transfer requests received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed no later than the next Business Day after our Administrative Office receives the requests.




EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if we believe in our sole discretion that (a) excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We reserve the right to modify these restriction or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.


SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OF
INVESTMENTS

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

National Integrity Life Insurance Company has the following policies for transfers between Investment Options, which is designed to protect contract owners from abusive or disruptive trading activity:

- You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, telephone, Annuitrac, or facsimile.

- Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

None of these restrictions are applicable to transfers made under our Dollar Cost Averaging program, Systematic Transfer Option program, Customized Asset Rebalancing program, or other related programs we may offer unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing.

National Integrity Life Insurance Company will continue to monitor transfer activity, and we may modify these restrictions at any time.

If National Integrity Life Insurance Company determines, in its sole discretion, that an annuity policy may be used for market timing, we may refuse to accept any additional contributions to the policy.


WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The money will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first three years of your contract, there is a contingent withdrawal charge for any withdrawals other than your free withdrawals. The charge starts at 7% and decreases depending on the age of your contribution and is a percentage of contributions, not Account Value. Under some circumstances, the contingent withdrawal charge may be waived.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in
Part 8.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignments. An assignment of the contract may have adverse tax consequences. See Part 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.

DEATH BENEFIT

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death. For contracts issued before the Annuitant's 86th birthday and before annuity payments have started, the death benefit is the highest of:

          (a) your highest Account Value on any contract anniversary prior to the deceased Annuitants 76th birthday, plus subsequent contributions received after the contract anniversary date and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);
          (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or
          (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement Date can't be later than your 98th birthday, or earlier if required by law. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that we're to provide the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks. However, your Retirement Date can't be extended beyond your 90th birthday or earlier, if required by law. You'll receive a lump sum benefit if you don't make an election by then.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant dies under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after we receive the required form at our Administrative Office. We can defer our action, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account. We can defer payment of your STO Accounts for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application and will replace or supplement standard contract benefits. Charges for the optional benefits are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. Please note that the fee for the Added Value Option is assessed against the variable and STO Accounts.

ADDED VALUE OPTION

For any premium payments made to the contract within the first 12 months the contract is in effect, National Integrity will credit from 1% up to 3% of premium payments made into the annuity. For example, if $50,000 is deposited into the annuity in the first 12 months, and the 3% Added Value Option is selected, National Integrity will credit $1500 to your ACCOUNT VALUE. At ages 0-79 all three options are available. At age 80 and above the Added Value Option is not available.

The charge is .15% annually for each percentage of Added Value Option requested. For example, if the 3% option is selected, the annual charge will be .45%. This charge is subject to a minimum and maximum dollar amount. This charge is assessed quarterly to both the variable and STO Accounts and will be assessed against subsequent contributions that do not receive any Added Value Option credit when deposited. National Integrity will discontinue deducting the charges seven years from the date the contract was issued. Some or all of the Added Value Option will be recaptured by the company when total or partial withdrawals are taken out of the contract. See Section 1, "Table of Fees and Expenses," and for details on the recapture Section 4, "Recapture of Added Value Option."

National Integrity uses this charge as well as a portion of mortality and expense risk charges to recover the cost of providing the Added Value Option. National Integrity intends to make a profit from these charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the Added Value Option may exceed the sum of the Added Value Option and any related earnings. Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the Added Value Option. Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the STO Accounts, you will not benefit from the Added Value Option. The approximate average annual investment performance threshold needed to benefit from the Added Value Option is as follows:

AVO SELECTED               APPROXIMATE AVERAGE ANNUAL INVESTMENT PERFORMANCE THRESHOLD
------------               -----------------------------------------------------------
     1%                                             7.70%
     2%                                             8.05%
     3%                                             8.40%

Please see Appendix C for some additional examples of how market growth can affect the benefit of the Added Value Option. The Added Value Option will generally not benefit purchasers who invest substantially in the fixed account, who intend to take substantial withdrawals in the first seven years or use this contract to take minimum required distributions.

IF YOU ARE AGE 63 1/2 OR OLDER WHEN THIS ANNUITY IS PURCHASED, AND YOU INTEND TO USE THIS ANNUITY TO TAKE MINIMUM REQUIRED DISTRIBUTIONS, THEN YOU MAY NOT WANT TO SELECT THE ADDED VALUE OPTION. NATIONAL INTEGRITY DOES NOT WAIVE THE RECAPTURE OF THE ADDED VALUE OPTION FOR MINIMUM REQUIRED DISTRIBUTIONS. ANY PART OF

THE ADDED VALUE OPTION DISTRIBUTED AS PART OF A MINIMUM REQUIRED DISTRIBUTION WILL BE SUBJECT TO THE RECAPTURE SCHEDULE ABOVE.

The Added Value Option may not be available in all states.

PART 7 - VOTING RIGHTS

VOTING RIGHTS

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Portfolios' Boards of Directors, to ratify the selection of independent auditors for the Portfolios, and on any other matters described in the Portfolios' current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.




HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolios' Boards for the shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. After annuity payments have begun, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by National Integrity from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on National Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. NATIONAL INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract generally will not be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy the Annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars, (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under the federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) will not be taxed when you receive those amounts back in a distribution. Please note that under current tax law, any credit received from the Added Value Option will be treated as earnings or gain in the contract and not as basis or investment in the contract. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion Ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

     (1)  on or after the date on which the taxpayer attains age 59 1/2;
     (2)  as a result of the owner's death;
     (3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
     (4)  a result of the taxpayer becoming disabled within the meaning of Code
          Section 72(m)(7);
     (5) from certain qualified plans (note, however, other penalties may apply);
     (6) under a qualified funding asset (as defined in Section 130(d) of the Code);
     (7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
     (8)  under an immediate annuity as defined in Code Section 72(u)(4);
     (9)  for the purchase of a first home (distribution up to $10,000);
     (10) for certain higher education expenses; or
     (11) to cover certain deductible medical expenses.

Please note that items (9), (10), and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

All annuity contracts issued by National Integrity or its affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.


SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the surviving spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole annuitant's beneficiary, we will increase the continued policy's account value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the account value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 account value. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. When the surviving spouse dies, a second death benefit may be paid.

DIVERSIFICATION STANDARDS

National Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection.

INHERITED IRAs

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the annuitant under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA, The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN A CODE
SECTION 401(a) OR 403(b) PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON NATIONAL INTEGRITY

The contracts allow National Integrity to charge the Separate Account for taxes. National Integrity can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll in our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your Account to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts you withdraw under the systematic withdrawal program may be within the free withdrawal amount. If so, we won't deduct a contingent withdrawal charge. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Part 7, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract prior to your reaching age59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive your form. You may end your participation in the program upon seven Business Day's prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your Accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Asset Allocation and Rebalancing Program.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge will be made. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGES.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program under which we transfer contributions that you have made to the VIP Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards your twelve free transfers.

To enroll in our dollar cost averaging program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the dollar cost averaging program at any time. If you don't have enough money in the VIP Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

SYSTEMATIC TRANSFER PROGRAM

We also offer a systematic transfer program under which contributions to the STO are automatically transferred on a monthly or quarterly basis to one or more other Investment Options that you select. We'll transfer your STO contributions in equal installments of not less than $1,000 over a six-month or one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. Any money remaining in the STO at the end of the year during which transfers are required to be made will be transferred on a pro-rata basis at the end of that year to the Options you have chosen for this program. We won't charge a transfer charge for transfers under our systematic transfer program, and these transfers won't count towards your twelve free transfers.

To enroll in our systematic transfer program, send the appropriate form to our Administrative Office. We can terminate the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a Customized Asset Rebalancing program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing program, and they won't count towards your twelve free transfers.

STO Accounts aren't eligible for the Customized Asset Rebalancing program.

To enroll in our Customized Asset Rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon 30 days' prior written notice. We may terminate your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the normal course of its business. None of these matters is expected to have a material adverse affect on National Integrity.

PART 10 - PRIOR CONTRACTS


NEW INVESTMENT OPTIONS ADDED DECEMBER 31, 2002

As of December 31, 2002 all of the Franklin Templeton Portfolios, all of the Van Kampen Portfolios except the UIT Portfolios, and The Putnam VT The George Putnam Fund of Boston, The Putnam VT New Opportunities Fund, and the Putnam VT Voyager Fund are available to contracts distributed under the Grandmaster 3 and Grandmaster 2 Annuity marketing names. Please see Part 3 of this prospectus for investment objective information. See below for fees and examples.


FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2002

The following fees, expenses, investment options and product features apply to contracts issued before May 1, 2002:

TABLE OF ANNUAL FEES AND EXPENSES

OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                       $          0
      Deferred Sales Load (as a percentage of contributions)(1)       7% Maximum
      Exchange Fee(2)                                               $          0

      Annual Administrative Charge*                                 $         30
          * This charge applies only if the Account Value is
            less than $50,000 at the end of any contract year
            prior to your Retirement Date.

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Fees                                       1.20%
      Administrative Expenses                                                .15%
                                                                    ------------
      Total Separate Account Annual Expenses                                1.35%
                                                                    ============

----------

1. See "Contingent Withdrawal Charge". You have a free withdrawal of up to 10% of the Account Value in any contract year.

2. After the first twelve transfers during a contract year, we can charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers.

Portfolio Annual Expenses After Reimbursement
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                               MANAGEMENT           OTHER          12b-1       TOTAL ANNUAL
PORTFOLIO                                                         FEES             EXPENSES         FEE          EXPENSES
---------                                                      ----------          --------        -----       ------------
Fidelity VIP Asset Manager: Initial Class                         .53%              .11%            .00%           .64%(1)
Fidelity VIP Asset Manager: Growth: Initial Class                 .58%              .15%            .00%           .73%(1)
Fidelity VIP Balanced: Initial Class                              .43%              .14%            .00%           .57%(1)
Fidelity VIP Contrafund: Initial Class                            .58%              .10%            .00%           .68%(1)
Fidelity VIP Equity-Income: Initial Class                         .48%              .10%            .00%           .58%(1)
Fidelity VIP Growth: Initial Class                                .58%              .10%            .00%           .68%(1)
Fidelity VIP Growth & Income: Initial Class                       .48%              .10%            .00%           .58%(1)
Fidelity VIP Growth Opportunities: Initial Class                  .58%              .11%            .00%           .69%(1)
Fidelity VIP High Income: Initial Class                           .58%              .13%            .00%           .35%(2)
Fidelity VIP Index 500: Initial Class                             .24%              .11%            .00%           .35%(1)
Fidelity VIP Investment Grade Bond: Initial Class                 .43%              .11%            .00%           .54%(1)
Fidelity VIP Mid Cap Portfolio: Service Class                     .58%              .11%            .00%           .69%(1)
Fidelity VIP Money Market: Initial Class                          .18%              .10%            .00%           .28%(1)
Fidelity VIP Overseas: Initial Class                              .73%              .19%            .00%           .92%(1)
Franklin Income Securities - Class 2                              .49%              .04%            .25%           .78%
Franklin Growth and Income Securities - Class 2                   .48%              .03%            .25%           .76%
Franklin Large Cap Growth Securities - Class 2                    .75%              .03%            .25%          1.03%
Mutual Shares Securities- Class 2                                 .60%              .19%            .25%          1.04%
Templeton Foreign Securities - Class 2                            .69%              .22%            .25%          1.16%
Templeton Growth Securities - Class 2                             .80%              .05%            .25%          1.10%
Janus Aspen Series Aggressive Growth, Service Shares              .65%              .02%            .25%           .92%(3)
Janus Aspen Series Growth, Service Shares                         .65%              .01%            .25%           .91%(3)
Janus Aspen Series International Growth, Service Shares           .65%              .06%            .25%           .96%(3)
Janus Aspen Series Worldwide Growth, Service Shares               .65%              .04%            .25%           .94%(3)
MFS Capital Opportunities, Service Class                          .75%              .15%            .25%          1.15%(54)
MFS Emerging Growth, Service Class                                .75%              .12%            .25%          1.12%
MFS Investors Growth Stock, Service Class                         .75%              .15%            .25%          1.15%
MFS Investors Trust, Service Class                                .75%              .15%            .25%          1.15%(54)
MFS Mid Cap Growth, Service Class                                 .75%              .15%            .25%          1.15%
MFS New Discovery, Service Class                                  .90%              .15%            .25%          1.30%(54)
MFS Research, Service Class                                       .75%              .15%            .25%          1.15%(54)
MFS Total Return, Service Class                                   .75%              .14%            .25%          1.14%(54)
Putnam VT Growth and Income Fund-Class IB                         .46%              .05%            .25%           .76%(65)
Putnam VT International Growth Fund-Class IB                      .76%              .18%            .25%          1.19%(65)
Putnam VT Small Cap Value Fund-Class IB                           .80%              .14%            .25%          1.19%(65)
Putnam VT Technology Fund-Class IB                               1.00%              .45%            .25%          1.70%(65)
Putnam VT Voyager Fund II-Class IB                                .70%              .92%            .25%          1.87%(65)
Van Kampen LIT Comstock                                           .60%              .21%            .25%          1.06%
Van Kampen LIT Emerging Growth                                    .70%              .06%            .25%          1.01%
Van Kampen UIF Emerging Markets Debt                              .80%              .37%            .00%          1.17%
Van Kampen UIF Emerging Markets Equity                            .80%              .35%            .25%          1.40%
Van Kampen UIF U.S. Real Estate                                   .75%              .35%            .00%          1.10%


(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(2) The fund's manager has voluntarily agreed to reimburse the class to the extent total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.38%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the Management Fee, Other Expenses and Total Annual Expenses in 2001 were 0.24%, 0.04% and 0.28% respectively.

(3) Expenses are based upon actual annualized expenses for the fiscal year ending December 31, 2001.




(4) Each Series has an expense offset arrangement that reduces the series custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements which have the effect if reducing the series expenses. MFS has also contractually agreed, subject to reimbursement, to bear the series expenses such the "Other Expenses" do not exceed 0.15% annually. These contractual fee arrangements will continues until at least May 1, 2003 unless changed with the consent of the board of trustees which oversees the series. Without these arrangements to Total Annual Expenses for the portfolios would have been as follows: Capital Opportunity 1.21%, Investors Growth Stock 1.17% Mid Cap Growth 1.20%; and New Discovery 1.34%.

(5)  Reflect actual annualized expenses as of December 31, 2001.

EXAMPLES

The examples below show the expenses on a $1,000 investment, assuming a $50,000 average contract value and a 5% annual rate of return on assets.

EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:


                     PORTFOLIO                                     1 YEAR        3 YEARS           5 YEARS           10 YEARS
                     ---------                                     ------        -------           -------           --------
Fidelity VIP Asset Manager: Initial Class                         $  90.99       $ 114.73          $ 140.94          $ 238.19
Fidelity VIP Asset Manager: Growth: Initial Class                 $  90.99       $ 114.73          $ 140.94          $ 238.19
Fidelity VIP Balanced: Initial Class                              $  90.27       $ 112.56          $ 137.29          $ 230.79
Fidelity VIP Contrafund: Initial Class                            $  91.40       $ 115.97          $ 143.02          $ 242.40
Fidelity VIP Equity-Income: Initial Class                         $  90.38       $ 112.87          $ 137.82          $ 231.85
Fidelity VIP Growth: Initial Class                                $  91.40       $ 115.97          $ 143.02          $ 242.40
Fidelity VIP Growth & Income: Initial Class                       $  90.38       $ 112.87          $ 137.82          $ 231.85
Fidelity VIP Growth Opportunities: Initial Class                  $  91.50       $ 116.28          $ 143.53          $ 243.45
Fidelity VIP High Income: Initial Class                           $  88.02       $ 105.73          $ 125.77          $ 207.16
Fidelity VIP Index 500: Initial Class                             $  88.02       $ 105.73          $ 125.77          $ 207.16
Fidelity VIP Investment Grade Bond: Initial Class                 $  89.97       $ 111.63          $ 135.73          $ 227.60
Fidelity VIP Mid Cap Portfolio: Service Class                     $  91.50       $ 116.28          $ 143.53          $ 243.45
Fidelity VIP Money Market: Initial Class                          $  87.30       $ 103.54          $ 122.08          $ 199.53
Fidelity VIP Overseas: Initial Class                              $  93.86       $ 123.38          $ 155.40          $ 267.30
Franklin Income Securities -Class 2                               $  92.43       $ 119.06          $ 148.19          $ 252.85
Franklin Growth and Income Securities - Class 2                   $  92.22       $ 118.45          $ 147.16          $ 250.77
Franklin Large Cap Growth Securities - Class 2                    $  94,99       $ 126.76          $ 161.04          $ 278.52
Mutual Shares Securities- Class 2                                 $  95.09       $ 127.07          $ 161.55          $ 279.53
Templeton Foreign Securities - Class 2                            $  96.32       $ 130.75          $ 167.66          $ 291.61
Templeton Growth Securities - Class 2                             $  95.71       $ 128.91          $ 285.59          $ 285.59
Janus Aspen Series Aggressive Growth, Service Shares              $  93.86       $ 123.38          $ 155.40          $ 267.30
Janus Aspen Series Growth, Service Shares                         $  93.76       $ 123.07          $ 154.89          $ 266.28
Janus Aspen Series International Growth, Service Shares           $  94.27       $ 124.61          $ 157.46          $ 271.40
Janus Aspen Series Worldwide Growth, Service Shares               $  94.07       $ 124.00          $ 156.43          $ 269.35
MFS Capital Opportunities, Service Class                          $  96.22       $ 130.44          $ 167.16          $ 290.60
MFS Emerging Growth, Service Class                                $  95.91       $ 129.52          $ 165.63          $ 287.60
MFS Investors Growth Stock, Service Class                         $  96.22       $ 130.44          $ 167.16          $ 290.60
MFS Investors Trust, Service Class                                $  96.22       $ 130.44          $ 167.16          $ 290.60
MFS Mid Cap Growth, Service Class                                 $  96.22       $ 130.44          $ 167.16          $ 290.60
MFS New Discovery, Service Class                                  $  97.75       $ 135.03          $ 174.76          $ 305.51
MFS Research, Service Class                                       $  96.22       $ 130.44          $ 167.16          $ 290.60
MFS Total Return, Service Class                                   $  96.11       $ 130.14          $ 166.65          $ 269.60
Putnam VT The George Putnam Fund of Boston - Class IB             $  95.81       $ 129.22          $ 165.12          $ 286.59
Putnam VT Growth and Income Fund-Class IB                         $  92.22       $ 118.45          $ 147.16          $ 250.77
Putnam VT International Growth Fund-Class IB                      $  96.63       $ 131.67          $ 169.19          $ 294.60

                                       46

Putnam VT New Opportunities Fund - Class IB                       $  93.04       $ 120.92          $ 151.29          $ 259.07
Putnam VT Small Cap Value Fund-Class IB                           $  96.63       $ 131.67          $ 169.19          $ 294.60
Putnam VT Technology Fund-Class IB                                $ 101.85       $ 147.20          $ 194.79          $ 344.16
Putnam VT Voyager Fund - Class IB                                 $  92.84       $ 120.30          $ 150.26          $ 257.00
Putnam VT Voyager Fund II-Class IB                                $ 103.60       $ 152.34          $ 203.20          $ 360.10
Van Kampen LIT Comstock                                           $  95.30       $ 127.68          $ 162.57          $ 281.55
Van Kampen LIT Emerging Growth                                    $  94.78       $ 126.15          $ 160.02          $ 276.49
Van Kampen UIF Emerging Markets Debt                              $  96.63       $ 131.67          $ 169.19          $ 294.60
Van Kampen UIF Emerging Markets Equity                            $  97.77       $ 149.80          $ 178.90          $ 304.31
Van Kampen UIF U.S. Real Estate                                   $  93.04       $ 140.29          $ 171.28          $ 299.07


EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:





                    PORTFOLIO                                     1 YEAR          3 YEARS            5 YEARS           10 YEARS
                    ---------                                     ------          -------            -------           --------
Fidelity VIP Asset Manager: Initial Class                         $ 20.99         $  64.73           $ 110.94          $ 238.19
Fidelity VIP Asset Manager: Growth: Initial Class                 $ 20.99         $  64.73           $ 110.94          $ 238.19
Fidelity VIP Balanced: Initial Class                              $ 20.27         $  62.56           $ 107.29          $ 230.79
Fidelity VIP Contrafund: Initial Class                            $ 21.40         $  65.97           $ 113.02          $ 242.40
Fidelity VIP Equity-Income: Initial Class                         $ 20.38         $  62.87           $ 107.82          $ 231.85
Fidelity VIP Growth: Initial Class                                $ 21.40         $  65.97           $ 113.02          $ 242.40
Fidelity VIP Growth & Income: Initial Class                       $ 20.38         $  62.87           $ 107.82          $ 231.85
Fidelity VIP Growth Opportunities: Initial Class                  $ 21.50         $  66.28           $ 113.53          $ 243.45
Fidelity VIP High Income: Initial Class                           $ 18.02         $  55.73           $  95.77          $ 207.16
Fidelity VIP Index 500: Initial Class                             $ 18.02         $  55.73           $  95.77          $ 207.16
Fidelity VIP Investment Grade Bond: Initial Class                 $ 19.97         $  61.63           $ 105.73          $ 227.60
Fidelity VIP Mid Cap Portfolio: Service Class                     $ 21.50         $  66.28           $ 113.53          $ 243.45
Fidelity VIP Money Market: Initial Class                          $ 17.30         $  53.54           $  92.08          $ 199.53
Fidelity VIP Overseas: Initial Class                              $ 23.86         $  73.38           $ 125.40          $ 267.30
Franklin Income Securities -Class 2                               $ 22.43         $  69.06           $ 118.19          $ 252.85
Franklin Growth and Income Securities - Class 2                   $ 22.22         $  68.45           $ 117.16          $ 250.77
Franklin Large Cap Growth Securities - Class 2                    $ 24.99         $  76.76           $ 131.04          $ 278.52
Mutual Shares Securities- Class 2                                 $ 25.09         $  77.07           $ 131.55          $ 279.53
Templeton Foreign Securities - Class 2                            $ 26.32         $  80.75           $ 137.66          $ 291.61
Templeton Growth Securities - Class 2                             $ 25.71         $  78.91           $ 134.61          $ 285.59
Janus Aspen Series Aggressive Growth, Service Shares              $ 23.86         $  73.38           $ 125.40          $ 267.30
Janus Aspen Series Growth, Service Shares                         $ 23.76         $  73.07           $ 124.89          $ 266.28
Janus Aspen Series International Growth, Srvs. Shares             $ 24.27         $  74.61           $ 127.46          $ 271.40
Janus Aspen Series Worldwide Growth, Service Shares               $ 24.07         $  74.00           $ 126.43          $ 269.35
MFS Capital Opportunities, Service Class                          $ 26.22         $  80.44           $ 137.16          $ 290.60
MFS Emerging Growth, Service Class                                $ 25.91         $  79.52           $ 135.63          $ 287.60
MFS Investors Growth Stock, Service Class                         $ 26.22         $  80.44           $ 137.16          $ 290.60
MFS Investors Trust, Service Class                                $ 26.22         $  80.44           $ 137.16          $ 290.60
MFS Mid Cap Growth, Service Class                                 $ 26.22         $  80.44           $ 137.16          $ 290.60
MFS New Discovery, Service Class                                  $ 27.75         $  85.03           $ 144.76          $ 305.51
MFS Research, Service Class                                       $ 26.22         $  80.44           $ 137.16          $ 290.60
MFS Total Return, Service Class                                   $ 26.11         $  80.14           $ 136.65          $ 289.60
Putnam VT The George Putnam Fund of Boston - Class IB             $ 22.84         $  70.30           $ 120.26          $ 257.00
Putnam VT Growth and Income Fund-Class IB                         $ 22.22         $  68.45           $ 117.16          $ 250.77
Putnam VT International Growth Fund-Class IB                      $ 26.63         $  81.67           $ 139.19          $ 294.60
Putnam VT New Opportunities Fund - Class IB                       $ 23.04         $  70.92           $ 121.29          $ 259.07
Putnam VT Small Cap Value Fund-Class IB                           $ 26.63         $  81.67           $ 139.19          $ 294.60
Putnam VT Technology Fund-Class IB                                $ 31.85         $  97.20           $ 164.79          $ 344.16
Putnam Voyager Fund - Class IB                                    $ 22.84         $  70.30           $ 120.26          $ 257.00
Putnam VT Voyager Fund II-Class IB                                $ 33.60         $ 102.34           $ 173.20          $ 360.10
Van Kampen LIT Comstock                                           $ 25.30         $  77.68           $ 132.57          $ 281.55
Van Kampen LIT Emerging Growth                                    $ 24.78         $  76.15           $ 130.02          $ 276.49
Van Kampen UIF Emerging Markets Debt                              $ 28.77         $  86.02           $ 145.67          $ 302.15
Van Kampen UIF Emerging Markets Equity                            $ 28.78         $  88.08           $ 149.80          $ 315.32
Van Kampen UIF U.S. Real Estate                                   $ 29.57         $  87.13           $ 147.66          $ 304.91

These examples assume that all of the fixed charges of the Separate Account and of the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. ACTUAL PORTFOLIO EXPENSES MAY BE MORE OR LESS. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table assumes an estimated $50,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and examples above are to help you understand the various costs and expenses that apply to your contract. These tables show expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.




SEPARATE ACCOUNT CHARGES

National Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 1.35% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk National Integrity takes that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.20% effective annual risk charge can't be increased.

National Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro-rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the STO Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization, or contract termination during a contract year.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't considered in the withdrawal charge calculation. For partial withdrawals, the total amount deducted from your Account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply.

              CONTRIBUTION YEAR IN WHICH                            CHARGE AS A % OF THE
              WITHDRAWN CONTRIBUTION WAS MADE                      CONTRIBUTION WITHDRAWN
              -------------------------------                      ----------------------
                  Current                                                   7%
                  First Prior                                               6
                  Second Prior                                              5
                  Third Prior                                               4
                  Fourth Prior                                              3
                  Fifth Prior                                               2
                  Sixth Prior                                               1
                  Seventh Prior and Earlier                                 0


We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from National Integrity either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Part 5.




DEATH BENEFIT

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

     (a) your highest Account Value on any contract anniversary before age 81, plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

     (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); and

     (c)  your current Account Value.

The reductions in the death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro-rata basis with respect to Account Value at the time of withdrawal.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), OR THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT

MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

The ten-year GRO isn't available in Oregon.

ALLOCATIONS TO GROS CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contribution to the GRO Account, less previous withdrawals from the GRO Account and less any applicable contingent withdrawal and administrative charges, plus 3% interest compounded annually.

Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

                           N/12                  N/12
 MVA = GRO Value X [(1 + A)     / (1 + B + .0025)     - 1],
 where

 A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

 B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

 N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix B.

SYSTEMATIC TRANSFER OPTION

We also offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within one year of your most recent STO contribution. Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's effective annual yield will never be less than 3%. See "Systematic Transfer Program" in Part 8 for details on this program. This option may not be available in some states.

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

              Contribution:             $ 50,000.00

              GRO Account duration:     7 Years

              Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. No contingent withdrawal charge applies to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for the purposes of these examples that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we will use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

                            48/12                      48/12
     -0.0551589 = [(1 + .05)      / (1 + .0625 + .0025)     ] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

     $5,788.13 = $57,881.25 X .10

The non-free amount would be:

     $14,211.87 = $20,000.00 - $5,788.13

     The Market Value Adjustment, which is only applicable to the non-free amount, would be

     -$783.91 = -0.0551589 X $14,211.87

The withdrawal charge would be:

     $957.18 = [($14,211.87 + $783.91)/
                (1 - .06)] - ($14,211.87 + 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,741.09 = $20,000.00 + $783.91 + $957.18

The ending Account Value would be:

     $36,140.16 = $57,881.25 - $21,741.09

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

                          48/12                    48/12
     .0290890 = [(1 + .05)      / (1 + .04 + .0025)     ] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

            Free Amount =    $ 5,788.13

     Non-Free Amount = $14,211.87

The Market Value Adjustment would be:

     $413.41 = .0290890 X $14,211.87

The withdrawal charge would be:

     $880.75 = [($14,211.87 - $413.41) /
                (1 - .06)] - ($14,211.87 - $413.41)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $20,467.34 = $20,000.00 - $413.41 + $880.75

The ending Account Value would be:

     $37,413.91 = $57,881.25 - $20,467.34

Actual Market Value Adjustments may have more or less impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997 (IDENTIFIED UNDER GRANDMASTER II MARKETING NAME)

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus.

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

-    your Account Value
- the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals.

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

-    your Account Value
- the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals

"Subsequent withdrawals" for purposes of calculation of a death benefit reflect any market value adjustments that apply to those withdrawals and reduce the death benefit on a pro rata basis.

FOR CONTRACTS ISSUED BEFORE FEBRUARY 15, 1997 (IDENTIFIED UNDER GRANDMASTER II MARKETING NAME) The following rules apply even if they are different from other provisions in this prospectus:

CONTINGENT WITHDRAWAL CHARGE

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contracts. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contracts.

           CONTRIBUTION YEAR IN WHICH                          CHARGE AS A % OF THE
           WITHDRAWN CONTRIBUTION WAS MADE                    CONTRIBUTION WITHDRAWN
           -------------------------------                    ----------------------
                    Current                                             7%
                    First Prior                                         6
                    Second Prior                                        5
                    Third Prior                                         4
                    Fourth Prior                                        3
                    Fifth Prior                                         2
                    Sixth Prior and Earlier                             0

  We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

HARDSHIP WAIVERS

For contracts issued before February 15, 1997, Hardship Waivers aren't available.

FOR CONTRACTS ISSUED BEFORE MAY 1, 1999

HARDSHIP WAIVER

We can waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition which would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all.

STO ACCOUNTS

The Systematic Transfer Option is not available for contracts issued before July 7, 1998.

ANNUITY PAYMENTS

For contracts issued before May 1, 1999, additional annuitization options may have been available.

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I


The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period. No Unit Value are included for the Franklin Templeton, JP Morgan, Putnam VT The George Putnam Fund, Putnam New Opportunities Fund, Putnam Voyager Fund, Legends Fund, Scudder, Touchstone or Van Kampen portfolios because as of December 31, 2001 those sub-accounts have not begun operations in Separate Account I.


                                                     2001            2000            1999            1998            1997
                                                     ----            ----            ----            ----            ----
FIDELITY ASSET MANAGER
Unit value at beginning of period               $       30.06   $       31.72   $       28.94   $       25.50   $       21.42
Unit value at end of period                     $       28.44   $       30.06   $       31.72   $       28.94   $       25.50
Number of units outstanding at end of period          529,838         703.618         956,725       1,201,119       1,277,528

FIDELITY ASSET MANAGER: GROWTH
Unit value at beginning of period               $       19.98   $       23.14   $       20.35   $       17.55   $       14.22
Unit value at end of period                     $       18.25   $       19.98   $       23.14   $       20.35   $       17.55
Number of units outstanding at end of period          338,858         486,379         472,471         625,642         447,420

FIDELITY BALANCED
Unit value at beginning of period               $       12.83   $       13.59   $       13.18   $       11.36               -
Unit value at end of period                     $       12.46   $       12.83   $       13.59   $       13.18   $       11.36
Number of units outstanding at end of period          390,690         449,262         541,589         407,009         175,229

FIDELITY VIP CONTRAFUND FUND
Unit value at beginning of period               $       28.23   $       30.65   $       25.00   $       19.50   $       15.92
Unit value at end of period                     $       24.44   $       28.23   $       30.65   $       25.00   $       19.50
Number of units outstanding at end of period        1,498,779       2,081,477       2,315,960       2,547,399       2,463,777

FIDELITY VIP EQUITY INCOME FUND
Unit value at beginning of period               $       45.43   $       45.47   $       40.49   $       36.77   $       29.09
Unit value at end of period                     $       42.59   $       45.43   $       42.47   $       40.49   $       36.77
Number of units outstanding at end of period        1,084,357       1,077,660       1,770,880       2,160,698       2,245,172

FIDELITY GROWTH FUND
Unit value at beginning of period               $       72.24   $       82.26   $       60.67   $       44.09   $       36.19
Unit value at end of period                     $       58.68   $       72.24   $       82.26   $       60.67   $       44.09
Number of units outstanding at end of period          616,978         951,755         988,503       1,016,514       1,026,856

                                                     1996            1995            1994            1993            1992
                                                     ----            ----            ----            ----            ----
FIDELITY ASSET MANAGER
Unit value at beginning of period               $       18.95   $       16.43   $       17.73   $       14.85   $       13.45
Unit value at end of period                     $       21.42   $       18.95   $       16.43   $       17.73   $       14.85
Number of units outstanding at end of period        1,351,936       1,460,936       1,706,592         744,402          52,934

FIDELITY ASSET MANAGER: GROWTH
Unit value at beginning of period               $       12.02               -               -               -               -
Unit value at end of period                     $       14.22   $       12.02
Number of units outstanding at end of period          282,677          85,146

FIDELITY BALANCED
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP CONTRAFUND FUND
Unit value at beginning of period               $       13.31               -               -               -
Unit value at end of period                     $       15.92   $       13.31
Number of units outstanding at end of period        1,865,749         954,037

FIDELITY VIP EQUITY INCOME FUND
Unit value at beginning of period               $       25.81   $       19.37   $       18.33   $       15.72   $       13.63
Unit value at end of period                     $       29.09   $       25.81   $       19.37   $       18.33   $       15.72
Number of units outstanding at end of period        1,895,597       1,316,163         503.403         192,745         32.,842

FIDELITY GROWTH FUND
Unit value at beginning of period               $       31.99   $       23.95   $       24.29   $       20.62   $       19.12
Unit value at end of period                     $       36.19   $       31.99   $       23.95   $       24.29   $       20.62
Number of units outstanding at end of period          942,118         657,586         372,307          136.48          30,140

                                                  INCEPTION
                                                  ---------
FIDELITY ASSET MANAGER
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY ASSET MANAGER: GROWTH
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY BALANCED
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP CONTRAFUND FUND
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY INCOME FUND
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY GROWTH FUND
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

                                       56

                                                     2001           2000           1999           1998           1997
                                                     ----           ----           ----           ----           ----
FIDELITY GROWTH & INCOME FUND
Unit value at beginning of period                $     15.96    $     13.38    $     12.19                             -
Unit value at end of period                      $     14.36    $     15.96    $     15.58    $     12.19
Number of units outstanding at end of period         594,704        938,522        812,252        321,915

FIDELITY GROWTH OPPORTUNITIES FUND
Unit value at beginning of period                $     12.40    $     14.74    $     11.99              -              -
Unit value at end of period                      $     10.47    $     12.40    $     14.74    $     11.99
Number of units outstanding at end of period         374,819        770,889        739,632        320,952

FIDELITY HIGH INCOME
Unit value at beginning of period                $     13.04    $     17.05    $     15.98    $     16.93    $     14.58
Unit value at end of period                      $     11.35    $     13.04    $     17.05    $     15.98    $     16.93
Number of units outstanding at end of period       1,093,661      1,471,012      1,828,869      2,101,650      2,108,548

FIDELITY INDEX 500
Unit value at beginning of period                $     30.69    $     34.30    $     28.85    $     22.79    $     17.41
Unit value at end of period                      $     26.61    $     30.69    $     34.30    $     28.85    $     22.79
Number of units outstanding at end of period       1,496,909      1,518,655      1,510,242      1,609,895      1,458,280

FIDELITY INVESTMENT GRADE BOND
Unit value at beginning of period                $     20.37    $     18.57    $     19.02    $     17.72    $     16.47
Unit value at end of period                      $     21.80    $     20.37    $     18.57    $     19.02    $     17.72
Number of units outstanding at end of period         352,414        359,232        556,717        487,242        403,402

FIDELITY MID-CAP FUND
Unit value at beginning of period                $     17.04    $     12.94                             -              -
Unit value at end of period                      $     16.24    $     17.04    $     12.94
Number of units outstanding at end of period         273,989        477,112         67,562

FIDELITY MONEY MARKET FUND
Unit value at beginning of period                $     14.60    $     13.93    $     13.42    $     12.90    $     12.40
Unit value at end of period                      $     15.01    $     14.60    $     13.93    $     13.42    $     12.90
Number of units outstanding at end of period       1,195,681        686,841      1,548,339      2,362,396      1,407,666

FIDELITY OVERSEAS
Unit value at beginning of period                $     27.08    $     33.94    $     24.12    $     21.69    $     19.71
Unit value at end of period                      $     21.06    $     27.08    $     33.94    $     24.12    $     21.69
Number of units outstanding at end of period         455,095        594,291        620,170        682,756        703,364

                                                  1996           1995           1994           1993           1992        INCEPTION
                                                  ----           ----           ----           ----           ----        ---------
FIDELITY GROWTH & INCOME FUND
Unit value at beginning of period                       -              -              -              -              -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY GROWTH OPPORTUNITIES FUND
Unit value at beginning of period                       -              -              -              -              -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY HIGH INCOME
Unit value at beginning of period             $     12.97    $     10.90    $     11.22                             -    $     10.00
Unit value at end of period                   $     14.58    $     12.97    $     10.90    $     11.22
Number of units outstanding at end of period    1,605,055      1,605,055        512,098        120,243

FIDELITY INDEX 500
Unit value at beginning of period             $     16.18    $     13.98    $     14.72    $     13.44    $     12.25    $     10.00
Unit value at end of period                   $     16.47    $     16.18    $     13.98    $     14.72    $     13.44
Number of units outstanding at end of period      340,273        264,608         97,548         52,787          5,995

FIDELITY INVESTMENT GRADE BOND
Unit value at beginning of period             $     16.18    $     13.98    $     14.72    $     13.44    $     12.25    $     10.00
Unit value at end of period                   $     16.47    $     16.18    $     13.98    $     14.72    $     13.44
Number of units outstanding at end of period      340,273        264,608         97,548         52,787          5,995

FIDELITY MID-CAP FUND
Unit value at beginning of period                       -              -              -              -              -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY MONEY MARKET FUND
Unit value at beginning of period             $     11.93    $     11.42    $     11.10    $     10.90    $     10.64    $     10.00
Unit value at end of period                   $     12.40    $     11.93    $     11.42    $     11.10    $     10.90
Number of units outstanding at end of period    1,453,359      1,692,564        782,370        109,685          2,744

FIDELITY OVERSEAS
Unit value at beginning of period             $     17.65    $     16.31    $     16.25    $     12.01    $     13.63    $     10.00
Unit value at end of period                   $     19.71    $     17.65    $     16.31    $     16.25    $     12.01
Number of units outstanding at end of period      596,757        426,045        432,518         97,667          3,816

                                       57

                                                      2001             2000            1999            1998            1997
                                                      ----             ----            ----            ----            ----
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period                     $        7.53
Number of units outstanding at end of period            9,039

JANUS ASPEN BALANCED PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period                     $        9.57
Number of units outstanding at end of period            5,042

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period                     $        8.33
Number of units outstanding at end of period           21,210

JANUS ASPEN CORE EQUITY PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period                     $        8.76
Number of units outstanding at end of period            7,651

JANUS ASPEN GROWTH PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period                     $        7.81
Number of units outstanding at end of period            5,678

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period                     $        8.16
Number of units outstanding at end of period           79,322

JANUS ASPEN STRATEGIC VALUE PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period                     $        9.10
Number of units outstanding at end of period           21,448

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period                     $        8.31
Number of units outstanding at end of period           12,678

MFS FUNDS CAPITAL OPPORTUNITIES PORTFOLIO

                                                           1996        1995            1994            1993            1992
                                                           ----        ----            ----            ----            ----
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN BALANCED PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN CORE EQUITY PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN GROWTH PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN STRATEGIC VALUE PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Unit value at beginning of period                           -           -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS CAPITAL OPPORTUNITIES PORTFOLIO

                                                  INCEPTION
                                                  ---------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN BALANCED PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN CORE EQUITY PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN GROWTH PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN STRATEGIC VALUE PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period                     $        8.31
Number of units outstanding at end of period           12,678

MFS FUNDS CAPITAL OPPORTUNITIES PORTFOLIO

                                       58

                                                      2001                 2000            1999            1998            1997
                                                      ----                 ----            ----            ----            ----
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $        7.99
Number of units outstanding at end of period           10,460

MFS FUNDS EMERGING GROWTH PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $       10.00
Number of units outstanding at end of period                0

MFS FUNDS INVESTORS GROWTH STOCK PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $       10.00
Number of units outstanding at end of period                0

MFS FUNDS INVESTORS TRUST PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $        8.98
Number of units outstanding at end of period            5,747

MFS FUNDS MID CAP GROWTH PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $        8.07
Number of units outstanding at end of period           84,720

MFS FUNDS NEW DISCOVERY PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $        9.71
Number of units outstanding at end of period           11,699

MFS FUNDS RESEARCH PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $       10.00
Number of units outstanding at end of period                0

MFS FUNDS TOTAL RETURN PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $       10.00
Number of units outstanding at end of period                0

PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $       10.00
Number of units outstanding at end of period                0

PUTNAM VT INTERNATIONAL GROWTH FUND

                                                           1996            1995            1994            1993            1992
                                                           ----            ----            ----            ----            ----
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS EMERGING GROWTH PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS INVESTORS GROWTH STOCK PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS INVESTORS TRUST PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS MID CAP GROWTH PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS NEW DISCOVERY PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS RESEARCH PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS TOTAL RETURN PORTFOLIO
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL GROWTH FUND

                                                  INCEPTION
                                                  ---------
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS EMERGING GROWTH PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS INVESTORS GROWTH STOCK PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS INVESTORS TRUST PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS MID CAP GROWTH PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS NEW DISCOVERY PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS RESEARCH PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS TOTAL RETURN PORTFOLIO
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL GROWTH FUND

                                       59

                                                      2001                2000            1999            1998            1997
                                                      ----                ----            ----            ----            ----
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $        9.59
Number of units outstanding at end of period            2,761

PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $       10.42
Number of units outstanding at end of period          486,903

PUTNAM VOYAGER FUND II
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $        7.26
Number of units outstanding at end of period           24,008

PUTNAM VOYAGER FUND II
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period                     $        7.93
Number of units outstanding at end of period           10,238

                                                           1996            1995            1994            1993            1992
                                                           ----            ----            ----            ----            ----
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VOYAGER FUND II
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VOYAGER FUND II
Unit value at beginning of period                           -               -               -               -               -
Unit value at end of period
Number of units outstanding at end of period

                                                    INCEPTION
                                                    ---------
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VOYAGER FUND II
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VOYAGER FUND II
Unit value at beginning of period               $       10.00
Unit value at end of period
Number of units outstanding at end of period

                                   APPENDIX B

CALCULATING THE ADDED VALUE OPTION CHARGE

TO CALCULATE THE CHARGE FOR THE ADDED VALUE OPTION, FOLLOW THESE STEPS:

STEP 1, calculate the minimum and maximum dollar amount charge allowed.

Minimum = FIRST-YEAR TOTAL CONTRIBUTIONS (X) minimum Added Value Option charge Maximum = FIRST-YEAR TOTAL CONTRIBUTIONS (X) maximum Added Value Option charge

Divide the minimum or maximum by 4 to determine the minimum or maximum quarterly charge.

STEP 2, calculate the amount of the charge for the Added Value Option.

Contract value at the end of each calendar quarter (X) percentage charge for the Added Value Option.

STEP 3, determine if the fee goes above the maximum allowable dollar amount or below the minimum. If the fee is above the maximum dollar amount, the maximum dollar amount will be charged. If it is below the maximum, but above the minimum, that fee will be applied. If the charge is below the minimum dollar amount, the minimum dollar amount will be charged.

EXAMPLES:

EXAMPLES 1, 2, AND 3 ARE FOR A 3% ADDED VALUE OPTION CREDIT.

The following applies to examples 1,2 and 3:

First year premium:                        $ 50,000
Credit amount of 3%:                       $  1,500
                                           --------
First-Year Total Contributions =           $ 51,500

Each example shows a policy at the point in time at the end of one policy year and is simply for illustrative purposes only. The charges are assessed quarterly.

EXAMPLE 1, MAXIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $68,212

STEP 1, calculate the minimum and maximum Added Value Option charge allowed.

$51,500 X .00435 = $224.03 annual /
$56.01 quarterly minimum Added Value Option charge

$51,500 X .00546 = $281.19 annual /
$70.30 quarterly maximum Added Value Option charge

STEP 2, calculate the percentage charge for the Added Value Option.

$68, 212 X .0045 = $306.95 annual /
$76.74 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $306.95

Charge assessed against this account will be $281.19 / $70.30 quarterly

EXAMPLE 2, PERCENTAGE ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $54,900

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$54,900 X .0045 = $247.05 annual /
$61.76 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $247.05

Charge assessed against this account will be $247.05 annual /
$61.76 quarterly

EXAMPLE 3, MINIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $43,208

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$43,208 X .0045 = $194.44 annual / 48.61 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $194.44

Charge assessed against this account will be $224.03 annual / $56.01 quarterly

APPENDIX C

These examples show how stock market performance affects the Added Value Option. The examples below show a comparison between a policy with the Added Value Option (AVO) and without the Added Value Option depending upon how the market performs. The total first-year premium contributions are $50,000 and the 3% option was selected for a credit of $1500. Account values are for the end of each policy year.

The graphs below each example show how the charge for the Added Value Option works based on market performance and how the minimum and maximum charge is applied.

EXAMPLE 1: MARKET PERFORMS AT A HYPOTHETICAL 0% ANNUALIZED RATE OF RETURN.

POLICY YEAR         ACCOUNT VALUE WITHOUT AVO       ACCOUNT VALUE WITH AVO
1                           $ 49,175                        $ 50,424
2                           $ 48,363                        $ 49,369
3                           $ 47,563                        $ 48,331
4                           $ 46,766                        $ 47,309
5                           $ 46,001                        $ 46,303
6                           $ 45,238                        $ 45,313
7                           $ 44,487                        $ 44,338

[CHART]

                           Illustration of AVO Charges
                         $1,500 Credit on $50,000 policy
                               0.0% Rate of Return

                     BONUS CHARGES PER YEAR
POLICY YEAR  45 BPS PER YEAR    ACTUAL CHARGE PER YEAR
-----------  ---------------    ----------------------
    1             229                    229
    2             225                    225
    3             220                    224
    4             216                    224
    5             212                    224
    6             208                    224
    7             203                    224

EXAMPLE 2: MARKET PERFORMS AT A HYPOTHETICAL 4% ANNUALIZED RATE OF RETURN:

POLICY YEAR         ACCOUNT VALUE WITHOUT AVO        ACCOUNT VALUE WITH AVO
    1                             $ 51,144                  $ 52,443
    2                             $ 52,315                  $ 53,404
    3                             $ 53,515                  $ 54,384
    4                             $ 54,743                  $ 55,382
    5                             $ 56,000                  $ 56,400
    6                             $ 57,287                  $ 57,437
    7                             $ 58,605                  $ 58,495

[CHART]

                           Illustration of AVO Charges
                         $1,500 Credit on $50,000 policy
                               4.0% Rate of Return

                     BONUS CHARGES PER YEAR
POLICY YEAR  45 BPS PER YEAR    ACTUAL CHARGE PER YEAR
-----------  ---------------    ----------------------
    1              235                  235
    2              240                  240
    3              244                  244
    4              249                  249
    5              254                  254
    6              259                  259
    7              264                  264

EXAMPLE 3: MARKET PERFORMS AT A HYPOTHETICAL 8% ANNUALIZED RATE OF RETURN:

POLICY YEAR              ACCOUNT VALUE WITHOUT AVO      ACCOUNT VALUE WITH AVO
    1                           $ 53,113                        $ 54,462
    2                           $ 56,423                        $ 57,597
    3                           $ 59,942                        $ 60,915
    4                           $ 63,684                        $ 64,432
    5                           $ 67,663                        $ 68,170
    6                           $ 71,893                        $ 72,145
    7                           $ 76,391                        $ 76,371

[CHART]

                           Illustration of AVO Charges
                         $1,500 Credit on $50,000 policy
                               8.0% Rate of Return

                     BONUS CHARGES PER YEAR
POLICY YEAR  45 BPS PER YEAR    ACTUAL CHARGE PER YEAR
-----------  ---------------    ----------------------
    1              241                  241
    2              255                  255
    3              270                  270
    4              286                  281
    5              303                  281
    6              321                  281
    7              340                  281

EXAMPLE 4: MARKET PERFORMS AT A HYPOTHETICAL 12% ANNUALIZED RATE OF RETURN.

POLICY YEAR          ACCOUNT VALUE WITHOUT AVO        ACCOUNT VALUE WITH AVO
    1                       $ 55,082                          $ 56,481
    2                       $ 60,686                          $ 61,948
    3                       $ 66,864                          $ 67,965
    4                       $ 73,677                          $ 74,599
    5                       $ 81,190                          $ 81,914
    6                       $ 89,473                          $ 89,980
    7                       $ 98,606                          $ 98,874

[CHART]

                           Illustration of AVO Charges
                         $1,500 Credit on $50,000 policy
                              12.0% Rate of Return

                     BONUS CHARGES PER YEAR
POLICY YEAR  45 BPS PER YEAR    ACTUAL CHARGE PER YEAR
-----------  ---------------    ----------------------
    1              246                  246
    2              270                  270
    3              297                  281
    4              326                  281
    5              359                  281
    6              394                  281
    7              434                  281

APPENDIX D

SAI TABLE OF CONTENTS

Part 1 - National Integrity and Custodian                                  1
Part 2 - Distribution of the Contracts                                     1
Part 3 - Performance Information                                           3
Part 4 - Determination of Accumulation Values                              8
Part 5 - Tax-Favored Retirement Programs                                   8
Part 6 - Financial Statements                                             10

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
National Integrity Life Insurance Company
15 Matthews Street, Suite 200
Goshen, NY 10924
ATTN: Request for SAI of Separate Account I (GrandMaster flex 3)

Name:

Address:

City: ________________________________   State: _________   Zip:

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 31, 2002

                                       FOR

                               GRANDMASTER FLEX 3

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I


                                TABLE OF CONTENTS

                                                                                                             Page
Part 1 - National Integrity and Custodian                                                                       1
Part 2 - Distribution of the Contracts                                                                          1
Part 3 - Performance Information                                                                                3
Part 4 - Determination of Accumulation Values                                                                   8
Part 5 - Tax Favored Retirement Programs                                                                        8
Part 6 - Financial Statements                                                                                  10
Appendix A                                                                           SEC Standardized Performance
Appendix B                                                                           Non-Standardized Performance

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated December 31, 2002. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, New York, 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. Integrity Life Insurance Company is wholly owned by The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

In 2001 National Integrity provided all management services of Separate Account I and no longer pays management services fees to a third party. Prior to 2001, ARM provided substantially all of the services required to be performed on behalf of Separate Account since 1994. Total fees paid to ARM by National Integrity for management services, including services applicable to Separate Account I, in 1997 were $5,855,216, in 1998 were $8,766,003, in 1999 were
$7,558,793, and in 2000 were $766,577.

National Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. Integrity is currently rated "A" (Excellent) by A.M. Best Company, "AAA" (Extremely Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AAA" (Highest) by Duff and Phelps Credit Rating Company. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Accounts aren't separate entities from National Integrity and their operations form a part of National Integrity, they aren't taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts' investment income, including realized net capital gains, isn't taxed to National Integrity. National Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. ("Touchstone Securities"), 221 East Fourth Street, Suite 300 Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of National Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th contract year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $15,627,864 in 2001. The amount of distribution allowances paid to Touchstone securities between March 3, 2000 and December 31, 2001 was $172,487. The amount of distribution allowances paid to ARM Securities Corporation, the principal underwriter for the contract prior to March 3, 2000 was $12,359 for the year ended December 31, 2000, $5,150,752 for the year ended December 31, 1999, $2,290,049 for the year ended December 31, 1998, and $223,270 for the year ended December 31, 1997. Distribution allowances weren't retained by ARM Securities Corporation, the principal underwriter for the contracts prior to March 3, 2000, during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods, maintain a specific number of contracts with the company, or maintain a certain level of assets managed by the company.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula: P(1+T) TO THE POWER OF n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                            365/7
Effective Yield = {(Base Period Return) + 1)     } - 1

PLEASE SEE APPENDIX A FOR SEC STANDARDIZED PERFORMANCE DATA AND APPENDIX B FOR NON-STANDARDIZED PERFORMANCE DATA.

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization. The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report,
(3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the Sub-Advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408(A) of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAS) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408(a) Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.


PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati Ohio 45202 is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2001, and for the periods indicated in the financial statements and the statutory basis financial statements of National Integrity as of and for the years ended December 31, 2001 and 2000 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

PROSPECTUS


                              IQ3 THE SMART ANNUITY

                        FLEXIBLE PREMIUM VARIABLE ANNUITY
               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY


This prospectus describes a flexible premium variable annuity contract offered to individuals and to groups by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S). The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended (THE
CODE). You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options, and to Fixed Accounts. Together, the Variable Account Options and Fixed Accounts are referred to as INVESTMENT OPTIONS. There is no sales load on the contract.

Your contributions to the Variable Account Options of Separate Account I are invested in shares of the portfolios of the following mutual funds or unit investment trusts (UITs):



FIDELITY VIP FUNDS                                  THE LEGENDS FUND
Fidelity VIP Asset Manager                          Baron Small Cap
Fidelity VIP Asset Manager: Growth                  Gabelli Large Cap Value
Fidelity VIP Balanced                               Harris Bretall Sullivan & Smith Equity Growth
Fidelity VIP Contrafund                             Third Avenue Value
Fidelity VIP Equity-Income
Fidelity VIP Growth                                 MFS FUNDS
Fidelity VIP Growth & Income                        MFS Capital Opportunities
Fidelity VIP Growth Opportunities                   MFS Emerging Growth
Fidelity VIP High Income                            MFS Investors Growth Stock
Fidelity VIP Index 500                              MFS Investors Trust
Fidelity VIP Investment Grade Bond                  MFS Mid Cap Growth
Fidelity VIP Mid-Cap                                MFS New Discovery
Fidelity VIP Money Market                           MFS Research
Fidelity VIP Overseas                               MFS Total Return

FRANKLIN TEMPLETON VIP TRUST                        PUTNAM FUNDS
Franklin Growth and Income Securities               Putnam VT The George Putnam Fund of Boston
Franklin Income Securities                          Putnam VT Growth and Income Fund
Franklin Large Cap Growth Securities                Putnam VT International Growth
Mutual Shares Securities                            Putnam VT New Opportunities Fund
Templeton Foreign Securities                        Putnam VT Small Cap Value Fund
Templeton Growth Securities                         Putnam VT Voyager Fund
                                                    Putnam VT Voyager Fund II
JANUS ASPEN SERIES
Janus Aspen Series Aggressive Growth                SCUDDER VIT FUNDS
Janus Aspen Series Growth                           Scudder EAFE Equity Index Fund
Janus Aspen Series International Growth             Scudder Equity 500 Index Fund
Janus Aspen Series Worldwide Growth                 Scudder Small Cap Index Fund

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond
J.P. Morgan International Opportunities
J.P. Morgan Mid Cap Value


TOUCHSTONE VARIABLE SERIES TRUST                    VAN KAMPEN PORTFOLIOS
Touchstone Balanced Fund                            Van Kampen LIT Comstock
Touchstone Bond Fund                                Van Kampen LIT Emerging Growth
Touchstone Emerging Growth Fund                     Van Kampen UIF Emerging Markets Debt
Touchstone Enhanced 30 Fund                         Van Kampen UIF Emerging Markets Equity
Touchstone Growth & Income Fund                     Van Kampen UIF U.S. Real Estate
Touchstone Growth/Value Fund                        Van Kampen UIT Bandwidth & Telecommunications
Touchstone High Yield Fund                          Van Kampen UIT Biotechnology & Pharmaceutical
Touchstone International Equity Fund                Van Kampen UIT Internet
Touchstone Large Cap Growth Fund                    Van Kampen UIT Morgan Stanley High-Tech 35(SM)
Touchstone Small Cap Value Fund
Touchstone Value Plus Fund



We also offer Guaranteed Rate Options (GROs) and Systematic Transfer Options
(STOs), together referred to as FIXED ACCOUNTS. The money you contribute to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased below an amount equal to your contribution into a GRO, account increased by any Added Value Option credit, less prior withdrawals, plus 3% interest compounded annually, less administrative, Added Value Option or optional death benefit charges (MINIMUM VALUE). An annual administration charge, and recapture of the Added Value Option may apply and may invade principal. Your allocations to the STO grows at a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than an effective annual yield of 3%. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE SIX-MONTH STO INTO OTHER INVESTMENT OPTIONS WITHIN SIX MONTHS AND TRANSFER ALL CONTRIBUTIONS TO THE TWELVE-MONTH STO WITHIN ONE-YEAR OF CONTRIBUTION. THIS IS DONE ON A MONTHLY OR QUARTERLY BASIS.

This prospectus contains information about the contract that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference.

This product offers several optional features, including an Added Value Option where National Integrity credits a percentage of purchase payments to your account. Expenses for a contract with these options will be higher than for a contract without the options. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option. Please refer to
Part 6, "Optional Contract Features" for further detail.


For further information and assistance, contact our Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, New York, 10924. You may also call us at 1-800-433-1778.


A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated December 31, 2002 has been filed with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix E.

THE SEC HASN'T APPROVED OR DISAPPROVED THE CONTRACT OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about IQ3 The SMART Annuity at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about IQ3 The SMART Annuity on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.


THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


The date of this prospectus is December 31, 2002.

                                TABLE OF CONTENTS


                                                                                        PAGE
PART 1 - SUMMARY

Your Variable Annuity Contract                                                             8
Your Benefits                                                                              8
How Your Contract is Taxed                                                                 8
Your Contributions                                                                         8
Your Investment Options                                                                    8
Account Value, Adjusted Account Value and Cash Value                                       8
Transfers                                                                                  9
Charges and Fees                                                                           9
Withdrawals                                                                                9
Added Value Option                                                                         9
Your Initial Right to Revoke (Free Look Period)                                            9
Risk/Return Summary, Investments and Risks                                                10
Table of Annual Fees and Expenses                                                         11
Examples                                                                                  16

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company                                                 18
The Separate Account and the Variable Account Options                                     18
Assets of Our Separate Account                                                            18
Changes In How We Operate                                                                 18

PART 3 - YOUR INVESTMENT OPTIONS

Investment Options                                                                        19
Fixed Accounts                                                                            29
      Guaranteed Rate Options                                                             31
         Renewals of GRO Accounts                                                         31
         Market Value Adjustments                                                         32
      Systematic Transfer Option                                                          33

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                                  33
Annual Administrative Charge                                                              33
Reduction or Elimination of Separate Account or Administrative Charges                    33
Portfolio Charges                                                                         33
State Premium Tax Deduction                                                               34
Recapture of Added Value Option                                                           34
Reduction or Elimination of Contingent Withdrawal Charge                                  34
Transfer Charge                                                                           34
Tax Reserve                                                                               34

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                                         35
Your Account Value                                                                        35
Units in Our Separate Account                                                             35
How We Determine Unit Value                                                               36
Transfers                                                                                 36
Excessive Trading                                                                         37
Withdrawals                                                                               38
Assignments                                                                               38

                                        4

Standard Death Benefit                                                                    38
Annuity Benefits                                                                          39
Annuities                                                                                 39
Annuity Payments                                                                          40
Timing of Payment                                                                         40
How You Make Requests and Give Instructions                                               40

PART 6 - OPTIONAL CONTRACT FEATURES

Added Value Option                                                                        40
Optional Death Benefit                                                                    41

PART 7 - VOTING RIGHTS

Voting Rights                                                                             41
How We Determine Your Voting Shares                                                       42
How Portfolio Shares Are Voted                                                            42
Separate Account Voting Rights                                                            42

PART 8 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                              42
Your Contract is an Annuity                                                               43
Taxation of Annuities Generally                                                           43
Distribution-at-Death Rules                                                               44
Diversification Standards                                                                 44
Tax-Favored Retirement Programs                                                           44
Inherited IRAs                                                                            44
Annuities in Qualified Plans                                                              45
Federal and State Income Tax Withholding                                                  45
Impact of Taxes to National Integrity                                                     45
Transfers Among Investment Options                                                        45

PART 9 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                                    46
Income Plus Withdrawal Program                                                            46
Dollar Cost Averaging                                                                     47
Systematic Transfer Program                                                               47
Customized Asset Rebalancing                                                              47
Legal Proceedings                                                                         47

APPENDIX A - Condensed Financial Information                                              48
APPENDIX B - Illustration of a Market Value Adjustment                                    52
APPENDIX C - Calculating the Added Value Option Charge                                    54
APPENDIX D - How the Market Affects the Added Value Option                                57
APPENDIX E - SAI Table of Contents                                                        61

GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.


ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.


ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.


CASH VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro-rata annual administrative charges and any Added Value Option recapture that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.


FIRST-YEAR TOTAL CONTRIBUTIONS - All monies deposited into the annuity by either the owner or the company during the first 12 calendar months the contract is in-force.


FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GRO - Guaranteed Rate Options, which offer durations of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate.

GUARANTEE PERIOD - the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of your GRO Account.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA")- an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less prior withdrawals (and associated charges), accumulated at 3% interest annually, less any administrative, Added Value Option or optional death benefit charges.


PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.


RETIREMENT DATE - All annuity benefits under your contract are calculated as of your Retirement Date. The Retirement Date can't be later than your 90th birthday or 10th participation year, whichever is later, but may have to be earlier if required by law.


STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within either six months or one year of your STO contribution.


TOTAL CUSTOMER CONTRIBUTIONS - The sum of all premiums contributed by the policyholder

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.


VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract

PART 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT


In this prospectus, "we," "our" and "us" mean National Integrity Life Insurance Company (NATIONAL INTEGRITY). The terms "you" and "your" mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all of the rights under the contract until annuity payments begin. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The death of the first joint owner will determine the timing of distributions.

You can invest for retirement by buying an IQ3 The SMART Annuity if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution.


YOUR BENEFITS

Your contract has an Account Value, an annuity benefit, and a death benefit. These benefits are described in more detail below.


Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules.


HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS


The minimum initial contribution is $1,000. The minimum initial contribution for qualified retirement plans is $2,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller additional contributions. See "Contributions Under Your Contract" in Part 5.


YOUR INVESTMENT OPTIONS


You may have your contributions placed in the Variable Account Options or the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and the Fixed Accounts are together referred to as the INVESTMENT OPTIONS. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of investment portfolios of mutual funds or UITs. Each investment portfolio is referred to as a PORTFOLIO. The investment goal of each Variable Account Option and its corresponding Portfolio is the same. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the value of your Fixed Accounts added to the value of your Variable Account Options. Your ADJUSTED ACCOUNT VALUE is your Account Value, as increased or decreased by any Market Value Adjustments. Your Account Value in the GROs can never be decreased below the Minimum Value. Your CASH VALUE is equal to your Adjusted Account Value, minus the pro-rata portion of the annual administrative charge and the Added value recapture, if it applies. See "Charges and Fees" below. If the ACCOUNT VALUE goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the CASH VALUE. We will notify the owner and will give at least sixty (60) days in which to make additional contributions.

TRANSFERS


You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. See "Transfers" in Part 5. Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) to transfer your STO contributions. All of these programs are discussed in Part 9. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer after the first twelve.


CHARGES AND FEES


An annual administrative expense charge of $30 is deducted from your Account. A daily charge at an effective annual rate of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.30%) and certain administrative expenses (.15%). The charge will never be greater than this. For more information, see Part 4, "Deductions and Charges."

Investment advisory fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Advisory fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and " Your Investment Options" in Part 3.


WITHDRAWALS


You may make withdrawals as often as you wish. Each withdrawal must be at least $300.


ADDED VALUE OPTION


This is an optional contract feature that must be selected at the time of application. If you select the option, National Integrity will credit from 1% up to 5% of any premium contribution made during the first 12 months the contract is in effect. For example, if $50,000 is deposited and the 3% Added Value Option is selected, National Integrity will credit $1500 to your Account Value. National Integrity charges a fee for the option. The fee is subject to a minimum and maximum dollar amount limit. Expenses for a contract with the Added Value Option will be higher than for a contract without the option. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option. See Section 6, "Optional Contract Features" for more detailed information.


YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)


You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution. If the law requires, upon cancellation, we'll return all of your contributions without any adjustment. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation and we will also recapture any Added Value Option that has been credited to your account.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS


The investment goals of the IQ3 The SMART Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.


RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES


OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                                  $    0
      Transfer Charge (assessed after 12 transfers in one contract year)(1)                    $   20

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge                                                             $   30

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Fees                                                            1.30%
      Administrative Expenses                                                                     .15%
                                                                                               ------
      Base Contract Total Separate Account Annual Expenses                                       1.45%
                                                                                               ======

      Optional Added Value Option Charge (5%)                                                     .75%
      Optional Death Benefit Charge                                                               .15%
                                                                                               ------
      Highest Possible Total Separate Account Annual Charges if Options Elected                  2.35%
                                                                                               ======


                           OPTIONAL CONTRACT EXPENSES


Added Value Option (charges are assessed to the Separate and Fixed Accounts)

For an additional annual charge of .15% of separate account value, National Integrity will credit 1% of purchase payment(s) made to the contract during the first 12 months the contract is in force. An additional charge of .15% will be charged for each additional 1% credited to the contract. A maximum of 3% can be credited to the contract. These charges will assessed until 7 years from the date the contract was issued. The fee for the Added Value Option will be assessed to both the separate and Fixed Accounts.



         ADDED VALUE OPTION CHARGE
         1%                   .15%
         2%                   .30%
         3%                   .45%
         4%                   .60%
         5%                   .75%

         TOTAL SEPARATE ACCOUNT CHARGES WITH ADDED VALUE OPTION
         1%                   1.60%
         2%                   1.75%
         3%                   1.90%
         4%                   2.05%
         5%                   2.20%


The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. For a 1% credit the maximum amount is .182% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. To calculate the minimum and maximum dollar amounts, multiply the FIRST-YEAR TOTAL CONTRIBUTIONS, by the percentages in the following chart, for the Added Value Option you select.


     ADDED VALUE OPTION          MINIMUM PERCENTAGE           MAXIMUM PERCENTAGE
     ------------------          ------------------           ------------------
            1%                           .145%                       .182%
            2%                           .290%                       .364%
            3%                           .435%                       .546%
            4%                           .580%                       .728%
            5%                           .725%                       .910%


SEE APPENDIX C FOR AN EXPLANATION AND EXAMPLES OF HOW TO CALCULATE THE CHARGES FOR THE AVO SELECTED.

Optional Death Benefit (charges are assessed to the Separate Account only)

The annual fee for the optional death benefit is:



Optional Death Benefit                                          0.15%
Total Variable Account Charges with Optional Death Benefit      1.60%

Portfolio Annual Expenses After Reimbursement
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                  MANAGEMENT         OTHER         12b-1       TOTAL ANNUAL
PORTFOLIO                                                            FEES          EXPENSES         FEE          EXPENSES
---------                                                         ----------       --------        -----       ------------
Fidelity VIP Asset Manager: Service Class 2                          .53%            .12%           .25%           .90%(2)
Fidelity VIP Asset Manager Growth: Service Class 2                   .58%            .17%           .25%          1.00%(2)
Fidelity VIP Balanced: Service Class 2                               .43%            .15%           .25%           .83%(2)
Fidelity VIP Contrafund: Service Class 2                             .58%            .11%           .25%           .94%(2)
Fidelity VIP Equity Income: Service Class 2                          .48%            .11%           .25%           .84%(2)
Fidelity VIP Growth: Service Class 2                                 .58%            .10%           .25%           .93%(2)
Fidelity VIP Growth and Income: Service Class 2                      .48%            .11%           .25%           .84%(2)
Fidelity VIP Growth Opportunity: Service Class 2                     .58%            .12%           .25%           .95%(2)
Fidelity VIP High Income: Service Class 2                            .58%            .15%           .25%           .98%
Fidelity VIP Index 500: Service Class 2                              .24%            .04%           .25%           .53%(3)
Fidelity VIP Investment Grade Bond: Service Class 2                  .43%            .14%           .25%           .82%
Fidelity VIP Mid Cap: Service Class 2                                .58%            .11%           .25%           .94%(2)
Fidelity VIP Money Market: Service Class 2                           .18%            .12%           .25%           .55%
Fidelity VIP Overseas: Service Class 2                               .73%            .20%           .25%          1.18%(2)
Franklin Income Securities - Class 2                                 .49%            .04%           .25%           .78%
Franklin Growth and Income Securities - Class 2                      .48%            .03%           .25%           .76%
Franklin Large Cap Growth Securities - Class 2                       .75%            .03%           .25%          1.03%
Mutual Shares Securities- Class 2                                    .60%            .19%           .25%          1.04%
Templeton Foreign Securities - Class 2                               .69%            .22%           .25%          1.16%
Templeton Growth Securities - Class 2                                .80%            .05%           .25%          1.10%
Janus Aspen Series Aggressive Growth: Service Shares                 .65%            .02%           .25%           .92%(4)
Janus Aspen Series Growth: Service Shares                            .65%            .01%           .25%           .91%(4)
Janus Aspen Series International Growth: Service Shares              .65%            .06%           .25%           .96%(4)
Janus Aspen Series Worldwide Growth: Service Shares                  .65%            .04%           .25%           .94%(4)
J.P. Morgan Series Trust II Bond                                     .30%            .45%           .00%           .75%
J.P. Morgan Series Trust II International Opportunities              .60%            .60%           .00%          1.20%(6)
J.P. Morgan Series Trust II Mid Cap Value                            .70%            .30%           .00%          1.00%(6)
Baron Small Cap                                                     1.05%            .60%           .00%          1.65%(7)
Gabelli Large Cap Value                                              .90%            .60%           .00%          1.50%(7)
Harris Bretall Sullivan & Smith Equity Growth                        .65%            .52%           .00%          1.17%(7)
Third Avenue Value                                                   .65%            .43%           .00%          1.08%(7)
MFS Capital Opportunities: Service Class                             .75%            .15%           .25%          1.15%(8)
MFS Emerging Growth: Service Class                                   .75%            .12%           .25%          1.12%
MFS Investors Growth Stock: Service Class                            .75%            .17%           .25%          1.17%
MFS Investors Trust: Service Class                                   .75%            .15%           .25%          1.15%(8)
MFS Mid Cap Growth: Service Class                                    .75%            .15%           .25%          1.15%
MFS New Discovery: Service Class                                     .90%            .15%           .25%          1.30%(8)
MFS Research: Service Class                                          .75%            .15%           .25%          1.15%(8)
MFS Total Return: Service Class                                      .75%            .14%           .25%          1.14%(8)
Putnam VT The George Putnam Fund of Boston: Class IB                 .65%            .11%           .25%          1.01%
Putnam VT Growth and Income Fund: Class IB                           .46%            .05%           .25%           .76%(9)
Putnam VT International Growth Fund: Class IB                        .76%            .18%           .25%          1.19%(9)
Putnam VT New Opportunities Fund: Class IB                           .54%            .05%           .25%           .84%
Putnam VT Small Cap Value Fund: Class IB                             .80%            .14%           .25%          1.19%(9)
Putnam VT Voyager Fund: Class IB                                     .53%            .04%           .25%           .82%
Putnam VT Voyager II Fund: Class IB                                  .70%            .92%           .25%          1.87%(9)
Scudder EAFE Equity Index: Class B                                   .45%            .20%           .00%           .65%(10)
Scudder Equity 500 Index: Class B                                    .20%            .10%           .00%           .30%(10)
Scudder Small Cap Index: Class B                                     .35%            .10%           .00%           .45%(10)
Touchstone Balanced                                                  .80%            .10%           .00%           .90%(11)
Touchstone Bond                                                      .55%            .20%           .00%           .75%(11)
Touchstone Emerging Growth                                           .80%            .35%           .00%          1.15%(11)

                                       13

Touchstone Enhanced 30                                               .65%            .10%           .00%           .75%(11)
Touchstone Growth and Income                                         .80%            .05%           .00%           .85%(11)
Touchstone Growth/Value                                             1.00%            .10%           .00%          1.10%(11)
Touchstone High Yield                                                .50%            .30%           .00%           .80%(11)
Touchstone International Equity                                      .95%            .30%           .00%          1.25%(11)
Touchstone Large Cap Growth                                          .75%            .20%           .00%           .95%(11)
Touchstone Money Market                                              .50%            .10%           .00%           .60%(11)
Touchstone Small Cap Value                                           .80%            .20%           .00%          1.00%(11)
Touchstone Value Plus                                                .75%            .40%           .00%          1.15%(11)
Van Kampen LIT Comstock                                              .60%            .21%           .25%          1.06%
Van Kampen LIT Emerging Growth                                       .70%            .06%           .25%          1.01%
Van Kampen UIF Emerging Markets Debt                                 .80%            .37%           .00%          1.17%(12)
Van Kampen UIF Emerging Markets Equity                               .80%            .35%           .25%          1.40%
Van Kampen UIF U.S. Real Estate                                      .75%            .35%           .00%          1.10%(12)
Van Kampen UIT Bandwidth & Telecommunication                         .00%           3.57%           .00%          3.57%(13)
Van Kampen UIT Biotechnology & Pharmaceutical                        .00%           1.20%           .00%          1.20%(13)
Van Kampen UIT Internet                                              .00%           4.96%           .00%          4.96%(13)
Van Kampen UIT Morgan Stanley High Tech 35                           .00%           1.20%           .00%          1.20%(13)
Van Kampen UIT Morgan Stanley U.S. Multinational                     .00%           1.20%           .00%          1.20%(13)


--------------



(1) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in
     Part I, Section 4.

(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


(3) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security leasing costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the fund's manager at any time. Without this reimbursement, expenses would have been 0.24%, 0.12%, 0.25%, and 0.61%, respectively.

(4) Expenses are based upon actual annualized expenses for the fiscal year ended December 31, 2001.






(5) The information in this table has been restated to reflect a voluntary agreement by J.P. Morgan Chase, an affiliate of JPMIM, to reimburse the portfolio to the extent certain expenses exceed 1.20% for the International Opportunities Portfolio and 1.00% for the Mid Cap Value Portfolio. Without this agreement, Total Annual Expenses would have been 1.40% and 10.62%, respectively.

(6) Touchstone Advisors has voluntarily agreed to reimburse each of the Legends Fund Portfolios for Other Expenses (excluding Management Fees) above an annual rate of .60% of average net assets. Without reimbursements, Total Annual Expenses for the Fund's fiscal year ended June 30, 2002 would have been 2.32% for the Baron Small Cap Portfolio, and 1.63% for the Gabelli Large Cap Value Portfolio. Touchstone Advisors has reserved the right for withdraw or modify its policy of expense reimbursement for the Portfolios. In the Legends Fund's prospectus, see "Management of the Fund."

(7) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements that have the effect of reducing the series' expenses. MFS has also contractually agreed, subject to reimbursement, to bear the series' expenses such that the Other Expenses do not exceed 0.15% annually. These contractual fee arrangements will continues until at least May 1, 2003 unless changed with the consent of the board of trustees which oversees the series. Without these arrangements the Total Annual Expenses for the portfolios would have been as follows: Capital Opportunity 1.21%, Investors Growth Stock 1.17%, Mid Cap Growth 1.20%, and New Discovery 1.34%.

(8)  Reflects actual annualized expenses as of December 31, 2001.

(9) Deutsche Asset Management, Inc. (the advisor) has voluntarily agreed to waive its fee and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to the current expense cap listed until April 30, 2002. Absent this expense cap reimbursement the Management Fees and Other Expenses for the Scudder Funds would be: .20% and .11% for the Equity Index Fund; 0.35% and .28% for the Small Cap Index Fund; and .45% and .36% for the EAFE Equity Index Fund.


(10) Touchstone Advisors, Inc. has voluntarily agreed to waive its fee and/or provide an expense reimbursement arrangement that limit the Total Annual Expenses the funds pay. Without fee waiver or expense reimbursement limits the funds' Total Annual Expenses would have been as follows: Balanced 1.43%; Bond 1.09%; Emerging Growth 1.36%; Enhanced 30 1.79%; Growth and Income 1.36%; Growth/Value 3.00%; High Yield 1.45%; International Equity 2.21%; Large Cap Growth 2.28%; Money Market 2.31%; Small Cap Value 2.16%: and Value Plus 2.24%.

(11) The Management Fee for certain portfolios has been reduced to reflect the voluntary waiver of a portion or all of the Management Fee and the reimbursement by the portfolio's adviser to the extent Total Annual Expenses exceed the following percentages: Emerging Markets Debt Portfolio 1.30%; and U.S. Real Estate Portfolio 1.10%. The advisor may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the Management Fees, Other Expenses, 12b-1 Fees and Total Annual Expenses, respectively, would be as follows: Emerging Markets Debt Portfolio 0.80%, 0.37%, 0.00% and 1.17%; and U.S. Real Estate Portfolio 0.80%, 0.35%, 0.00% and 1.15%.

(12) These expenses are estimated based upon an initial accumulation unit value of $10. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc. will voluntarily pay any excess at its own expense. Please see the Van Kampen Portfolio prospectus for more detail.

EXAMPLE


The example below shows the expenses on a $1,000 investment (which does not include the 5% Added Value Option credit), assuming a $50,000 average contract value and a 5% annual rate of return on assets. These figures include charges for the Added Value Option (5%) and Optional Death Benefit.

EXPENSES PER $1,000 INVESTMENT WHETHER YOU ELECT TO ANNUITIZE, SURRENDER OR CONTINUE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:



PORTFOLIO                                                           1 YEAR        3 YEARS        5 YEARS      10 YEARS
---------                                                           ------        -------        -------      --------
Fidelity VIP Asset Manager: Service Class 2                        $  33.90      $  103.24      $  174.68     $  362.89
Fidelity VIP Asset Manager Growth: Service Class 2                 $  34.93      $  106.25      $  179.59     $  372.11
Fidelity VIP Balanced: Service Class 2                             $  33.19      $  101.13      $  171.23     $  356.38
Fidelity VIP Contrafund: Service Class 2                           $  34.31      $  104.45      $  176.64     $  366.59
Fidelity VIP Equity Income: Service Class 2                        $  33.29      $  101.43      $  171.72     $  357.31
Fidelity VIP Growth: Service Class 2                               $  34.21      $  104.14      $  176.15     $  365.67
Fidelity VIP Growth and Income: Service Class 2                    $  33.29      $  101.43      $  171.72     $  357.31
Fidelity VIP Growth Opportunity: Service Class 2                   $  34.41      $  104.75      $  177.13     $  367.51
Fidelity VIP High Income: Service Class 2                          $  34.72      $  105.65      $  178.61     $  370.28
Fidelity VIP Index 500: Service Class 2                            $  30.11      $   92.04      $  156.32     $  327.92
Fidelity VIP Investment Grade Bond: Service Class 2                $  33.08      $  100.83      $  170.73     $  355.44
Fidelity VIP Mid Cap: Service Class 2                              $  34.31      $  104.45      $  176.64     $  366.59
Fidelity VIP Money Market: Service Class 2                         $  30.32      $   92.65      $  157.32     $  329.85
Fidelity VIP Overseas: Service Class 2                             $  36.77      $  111.66      $  188.37     $  388.48
Franklin Income Securities - Class 2                               $  32.67      $   99.62      $  168.75     $  351.70
Franklin Growth and Income Securities - Class 2                    $  32.47      $   99.01      $  167.76     $  349.82
Franklin Large Cap Growth Securities - Class 2                     $  35.23      $  107.15      $  181.06     $  374.86
Mutual Shares Securities- Class 2                                  $  36.57      $  111.06      $  187.40     $  386.68
Templeton Foreign Securities - Class 2                             $  35.34      $  107.46      $  181.55     $  375.78
Templeton Growth Securities - Class 2                              $  35.95      $  109.26      $  184.48     $  381.24
Janus Aspen Series Aggressive Growth: Service Shares               $  34.11      $  103.84      $  175.66     $  364.74
Janus Aspen Series Growth: Service Shares                          $  34.01      $  103.54      $  175.17     $  363.82
Janus Aspen Series International Growth: Service Shares            $  34.52      $  105.05      $  177.63     $  368.44
Janus Aspen Series Worldwide Growth: Service Shares                $  34.31      $  104.45      $  176.64     $  366.59
J.P. Morgan Series Trust II Bond                                   $  32.37      $   98.71      $  167.27     $  348.88
J.P. Morgan Series Trust II International Opportunities            $  36.98      $  112.26      $  189.35     $  390.28
J.P. Morgan Series Trust II Mid Cap Value                          $  34.93      $  106.25      $  179.59     $  372.11
Baron Small Cap                                                    $  48.76      $  146.29      $  243.82     $  487.68
Gabelli Large Cap Value                                            $  47.22      $  141.90      $  236.87     $  475.63
Harris Bretall Sullivan & Smith Equity Growth                      $  43.84      $  132.19      $  221.42     $  448.45
Third Avenue Value                                                 $  42.92      $  129.53      $  217.16     $  440.87
MFS Capital Opportunities: Service Class                           $  36.46      $  110.76      $  186.91     $  385.77
MFS Emerging Growth: Service Class                                 $  36.16      $  109.86      $  185.45     $  383.06
MFS Investors Growth Stock: Service Class                          $  36.46      $  110.76      $  186.91     $  385.77
MFS Investors Trust: Service Class                                 $  36.46      $  110.76      $  186.91     $  385.77
MFS Mid Cap Growth: Service Class                                  $  36.46      $  110.76      $  186.91     $  385.77
MFS New Discovery: Service Class                                   $  38.00      $  115.25      $  194.19     $  399.22
MFS Research: Service Class                                        $  36.46      $  110.76      $  186.91     $  385.77
MFS Total Return: Service Class                                    $  36.36      $  110.46      $  186.43     $  384.87
Putnam VT The George Putnam Fund of Boston: Class IB               $  36.05      $  109.56      $  184.96     $  382.15
Putnam VT Growth and Income Fund: Class IB                         $  32.47      $   99.01      $  167.76     $  349.82
Putnam VT International Growth Fund: Class IB                      $  36.87      $  111.96      $  188.86     $  389.38
Putnam VT New Opportunities Fund: Class IB                         $  33.29      $  101.43      $  171.72     $  357.31
Putnam VT Small Cap Value Fund: Class IB                           $  36.87      $  111.96      $  188.86     $  389.38
Putnam VT Voyager Fund: Class IB                                   $  33.08      $  100.83         170.73     $  355.44
Putnam VT Voyager II Fund: Class IB                                $  43.84      $  132.19      $  221.42     $  448.45
Scudder EAFE Equity Index: Class B                                 $  31.34      $   95.68      $  162.30     $  339.41

                                       16

Scudder Equity 500 Index: Class B                                  $  27.75      $   85.03      $  144.76     $  305.51
Scudder Small Cap Index: Class B                                   $  29.29      $   89.61      $  152.31     $  320.19
Touchstone Balanced                                                $  33.90      $  103.24      $  174.68     $  362.89
Touchstone Bond                                                    $  32.37      $   98.71      $  167.27     $  348.88
Touchstone Emerging Growth                                         $  36.46      $  110.76      $  186.91     $  385.77
Touchstone Enhanced 30                                             $  32.37      $   98.71      $  167.27     $  348.88
Touchstone Growth and Income                                       $  33.39      $  101.73      $  172.21     $  358.24
Touchstone Growth/Value                                            $  35.95      $  109.26      $  184.48     $  381.24
Touchstone High Yield                                              $  32.88      $  100.22      $  169.74     $  353.57
Touchstone International Equity                                    $  37.49      $  113.75      $  191.77     $  394.76
Touchstone Large Cap Growth                                        $  34.41      $  104.75      $  177.13     $  367.51
Touchstone Money Market                                            $  30.83      $   94.17      $  159.81     $  334.64
Touchstone Small Cap Value                                         $  34.93      $  106.25      $  179.59     $  372.11
Touchstone Value Plus                                              $  34.41      $  104.75      $  177.13     $  367.51
Van Kampen LIT Comstock                                            $  35.54      $  108.06      $  182.52     $  377.60
Van Kampen LIT Emerging Growth                                     $  35.03      $  106.55      $  180.08     $  373.03
Van Kampen UIF Emerging Markets Debt                               $   3667      $  111.36      $  187.89     $  387.58
Van Kampen UIF Emerging Markets Equity                             $  39.03      $  118.24      $  199.02     $  408.07
Van Kampen UIF U.S. Real Estate                                    $  35.95      $  109.26      $  184.48     $  381.24
Van Kampen UIT Bandwidth & Telecommunication                       $  36.98      $  112.26      $  189.35     $  390.28
Van Kampen UIT Biotechnology & Pharmaceutical                      $  36.98      $  112.26      $  189.35     $  390.28
Van Kampen UIT Morgan Stanley High Tech 350                        $  36.98      $  112.26      $  189.35     $  390.28
Van Kampen UIT Internet                                            $  36.98      $  112.26      $  189.35     $  390.28
Van Kampen UIT Morgan Stanley U.S. Multinational                   $  36.98      $  112.26      $  189.35     $  390.28



This example assumes the current charges of the Separate Account and the management fees and other expenses of the Portfolios, after reimbursement, for the most recent fiscal year or the estimated expenses of the Portfolios, after reimbursement, if applicable. ACTUAL PORTFOLIO EXPENSES MAY BE MORE OR LESS. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The example also assumes an estimated $50,000 Account Value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for a smaller Account Value and lower for a higher Account Value.

The table and example above are to help you understand the various costs and expenses that apply to your contract, directly or indirectly. The example shows expenses of the Separate Account, as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

CONDENSED FINANCIAL INFORMATION IS FOUND IN APPENDIX A.

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT


NATIONAL INTEGRITY LIFE INSURANCE COMPANY


National Integrity is a stock life insurance company organized under the laws of New York. Our principal executive office is in Louisville, Kentucky. We are authorized to sell life insurance and annuities in four states. We sell single and flexible premium annuity contracts with underlying investment options, fixed single premium annuities, and flexible premium annuities offering both traditional fixed guaranteed interest rates and fixed equity indexed options. National Integrity is an indirect wholly owned subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.


THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS


The Separate Account was established in 1986, and is maintained under the insurance laws of the State of New York. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."


ASSETS OF OUR SEPARATE ACCOUNT


Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these variable contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account.


CHANGES IN HOW WE OPERATE


We can change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:


- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-  register or end the registration of the Separate Account under the 1940 Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940
   Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Option(s) to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-433-1778.

FIDELITY VIP FUNDS

THE PORTFOLIOS' INVESTMENT ADVISER. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management, Inc. is the VIP Index 500 Portfolio's sub-adviser.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER PORTFOLIO

VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO

VIP Asset Manager: Growth Portfolio is an asset allocation fund that seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The portfolio has a neutral mix, which represents the way the portfolio's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:

                                       RANGE        NEUTRAL MIX
                                       -----        -----------
           Stock Class                 50-100%          70%
           Bond Class                    0-50%          25%
           Short-Term/
           Money Market Class            0-50%           5%

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP INDEX 500 PORTFOLIO

VIP Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

FIDELITY VIP MID-CAP PORTFOLIO

FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

FIDELITY VIP MONEY MARKET PORTFOLIO

VIP Money Market Portfolio seeks to earn a high level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds in which the portfolios invest.

FRANKLIN INCOME SECURITIES PORTFOLIO

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the portfolio will invest in both debt and equity securities. The portfolio seeks income by investing in corporate, foreign, and U.S. Treasury bonds. In its search for income producing growth opportunities the portfolio invests in common stocks with attractive dividend yields of companies from a variety of industries such as electric utilities, oil, gas, real estate and consumer goods. From time to time the Portfolio may invest a significant portion of its assets in certain sectors such as utilities.

FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with a secondary goal to provide current income. Under normal market conditions, the portfolio will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the portfolio's manager considers to be financially strong, but undervalued by the market. The portfolio may invest in real estate investment trusts but does not intend to invest more than 15% of its assets in these trusts.

FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments of large capitalization companies. For this portfolio, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The portfolio may also invest up to 25% of its total assets in foreign securities, but currently intends to limit these investments to between 10-15%. In addition to its main investments, the portfolio may invest up to 20% of its net assets in small to medium capitalization companies. Although the portfolio seeks investments across a number of sectors, it expects to have substantial positions in the technology sector and in communications.

MUTUAL SHARES SECURITIES PORTFOLIO

The Mutual Shares Securities Portfolio seeks capital appreciation with a secondary goal of income. Under normal market conditions the portfolio will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized objective criteria. The portfolio currently intends to invest up to approximately 25% of its total assets in foreign investments.

TEMPLETON FOREIGN SECURITIES PORTFOLIO

The Templeton Foreign Securities Portfolio seeks long-term capital growth. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments of issuers located outside the U.S. including those in emerging markets.

TEMPLETON GROWTH SECURITIES PORTFOLIO

The Templeton Growth Securities Portfolio seeks long-term capital growth. Under normal market conditions, the portfolio will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The portfolio may also invest up to 25% of its net assets in debt securities of companies and governments located anywhere in the world.

JANUS ASPEN SERIES

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. YOU SHOULD READ THE JANUS ASPEN SERIES PROSPECTUSES CAREFULLY BEFORE INVESTING.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalization's within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion.

JANUS ASPEN GROWTH PORTFOLIO

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

J.P. MORGAN SERIES TRUST II

Each portfolio of the J.P. Morgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan

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Investment Management Inc. is the investment adviser to the J.P. Morgan Series
Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR J.P. MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

J.P. MORGAN BOND PORTFOLIO

J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

J.P. MORGAN MID CAP VALUE PORTFOLIO

J.P. Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest 80% of its total assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion that the advisor believes are undervalued.

THE LEGENDS FUND

The Legends Fund is an open-end management investment company registered with the SEC. Touchstone Advisers, Inc. is the investment advisor of The Legends Fund. Touchstone Advisors has entered into a sub-advisory agreement with a professional manager to invest the assets of each of its portfolios. The sub-adviser for each portfolio is listed below.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Legends Fund Portfolios. We can't guarantee that these objectives will be met. You should read the Legends Fund prospectus carefully before investing.

BARON SMALL CAP PORTFOLIO

The Baron Small Cap Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of smaller companies with market values under $2 billion selected for their capital appreciation potential. In making investment decisions for the Portfolio, the sub-adviser seeks securities that it believes have (1) favorable price to value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years. The sub-adviser to the Portfolio is BAMCO, Inc.

GABELLI LARGE CAP VALUE PORTFOLIO

The Gabelli Large Cap Value Portfolio seeks long term capital appreciation. It is a diversified Portfolio that seeks to achieve its objective by investing primarily in common stocks of large, well known, widely-held, high-quality companies that have a market capitalization greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. The sub-adviser is Gabelli Asset Management Company.

HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

Harris Bretall Sullivan & Smith Equity Growth Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in stocks of established companies with proven records of

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superior and consistent earnings growth. In selecting equity securities for the
Portfolio, the sub-adviser looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles. Harris Bretall Sullivan & Smith, LLC is the sub-adviser to the Portfolio.

THIRD AVENUE VALUE PORTFOLIO

The Third Avenue Value Portfolio seeks long-term capital appreciation. It is a non-diversified portfolio that seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the sub-adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stock and debt instruments, that the sub-adviser believes are undervalued. The sub-adviser is Third Avenue Management LLC.

MFS FUNDS

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS INVESTORS TRUST PORTFOLIO

MFS Investors Trust Portfolio (formerly known as MFS Growth with Income) seeks mainly to provide long-term growth of capital, with a secondary objective of current income, by normally investing at least 65% of its net assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

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MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its net assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy. As of February 29, 2000, the top of the Russell Midcap Growth Index range was $59.6 billion.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS RESEARCH PORTFOLIO

The MFS Research Portfolio seeks to provide long-term growth of capital and future income. The portfolio invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts. The portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The portfolio may invest in companies of any size. The investments may include securities traded on securities exchanges or in the over-the-counter markets. The portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM FUNDS

Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

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PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate to long-term maturities. Under normal market conditions, the fund invests at least 25% of the fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The fund seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.

PUTNAM VT INTERNATIONAL GROWTH FUND

The fund seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. The fund may also consider other factors it believe will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also know as emerging) markets.

PUTNAM VT NEW OPPORTUNITIES FUND

The fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.

PUTNAM VT SMALL CAP VALUE FUND

The fund seeks capital appreciation. The fund seeks its goal by investing in at least 80% of its assets in small companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change.

PUTNAM VT VOYAGER FUND

The fund seeks capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.

PUTNAM VT VOYAGER FUND II

The fund seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of all sizes.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients

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worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

TOUCHSTONE VARIABLE SERIES TRUST

Each portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each fund. Bank of Ireland Asset Management (U.S.) Ltd. is the sub-adviser for the International Equity Fund. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Ark Asset Management Co., Inc is the sub-adviser for the Small Cap Value Fund. Mastrapasqua & Associates is the sub-adviser for the Growth/Value Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Large Cap Growth, Value Plus, High Yield, Bond and Money Market Funds. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. OpCap Advisors is the sub-advisor for the Balanced Fund.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BOND FUND

Touchstone Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of total assets). The fund invests in mortgage-related securities (up to 60%), asset-backed securities and preferred stocks. The fund also invests in non-investment grade U.S. or foreign debt securities and preferred stock that are rated as low as B (up to 35%).

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TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests in equity securities, including common and preferred stocks and convertible securities.

TOUCHSTONE ENHANCED 30 FUND

Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The fund's portfolio is based on the 30 stocks that compromise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The fund's portfolio will at all times consist of 30 stocks and up to one-third of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

TOUCHSTONE GROWTH/VALUE FUND

Touchstone Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings and/or cash flow growth. The fund invests primarily in stocks of domestic large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE INTERNATIONAL EQUITY FUND

Touchstone International Equity Fund seeks long term growth of capital by investing at least 80% of total assets in equity securities of foreign issuers. The fund will invest in at least three countries outside of the United States and focuses on companies located in Europe, Australia and the Far East. The fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.

TOUCHSTONE LARGE CAP GROWTH FUND

Touchstone Large Cap Growth Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks. The fund invests primarily (at least 80% of total assets) in a diversified portfolio of common stocks that are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by

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investing primarily (at least 65% of total assets) in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE SMALL CAP VALUE FUND

Touchstone Small Cap Value Fund seeks long-term growth of capital by investing primarily (at least 80% of total assets) in common stocks of small to medium capitalization companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that it believes are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies.

VAN KAMPEN PORTFOLIOS

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Van Kampen Portfolios. There is no guarantee that these objectives will be met. YOU SHOULD READ THE VAN KAMPEN PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen Investments is the investment adviser for each of the LIT Portfolios.

VAN KAMPEN LIT PORTFOLIOS

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolios investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolios investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio/s investment objective by investing at least 65% of the Portfolios total assets in common stocks of companies the investment adviser believes to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for each of the UIF Portfolios.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

Van Kampen UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

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VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolios investment objective and strategy is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

Van Kampen UIF U.S. Real Estate Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

VAN KAMPEN UIT PORTFOLIOS

Each portfolio of Van Kampen UIT Portfolios is a unit investment trust registered with the SEC. Van Kampen Funds, Inc. is the sponsor and depositor for each portfolio.

VAN KAMPEN BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO

Van Kampen Bandwidth and Telecommunications Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the communications industry.

VAN KAMPEN BIOTECHNOLOGY AND PHARMACEUTICAL PORTFOLIO

Van Kampen Biotechnology and Pharmaceutical Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the biotechnology and pharmaceuticals industry. Van Kampen designed the portfolio to benefit from companies that are positioned for growth in these industries.

VAN KAMPEN INTERNET PORTFOLIO

Van Kampen Internet Portfolio seeks capital appreciation by investing in common stocks of companies primarily involved in the enabling technology or communications services area of the Internet.

VAN KAMPEN HIGH-TECHNOLOGY 35 INDEX PORTFOLIO

Van Kampen Morgan Stanley High-Technology 35 Index seeks to provide capital appreciation through investment in a portfolio of the common stocks included in the Morgan Stanley High-Technology 35 Index. In creating the index, the Morgan Stanley Technology Research Group sought to design a benchmark that provides broad industry representation of equally-weighted, highly liquid, pure technology companies that is rebalanced annually. The index currently includes 35 pure technology companies representing the full breadth of technology industry segments.

VAN KAMPEN MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO

Van Kampen Morgan Stanley U.S. Multinational 50 Index Portfolio seeks capital appreciation through an investment in a portfolio of the stocks included in the Morgan Stanley U.S. Multinational Index. The index consists of 50 of the largest U.S. based companies often referred to as the "New Nifty Fifty". The Morgan Stanley Research Group designed the index to measure the performance of companies that derive a significant portion of their activity from foreign operations.

TERMINATION OF VAN KAMPEN UIT PORTFOLIOS

Because the Van Kampen Life Portfolio is a unit investment trust, it is only available for a fixed period of time. All of the Portfolios will be liquidated on May 1, 2003. We currently anticipate that the same investment strategy will be reapplied to any successor unit investment trust offered to succeed any of the Van Kampen Life Portfolios. However, there is no guarantee that Van Kampen will create a successor trust.

You will be required to give us instructions by April 30, 2003 about how to invest any account value in these

Portfolios when they terminate. You will receive a notice requesting instructions prior to that time. Your choices at that time will include:

1. Giving us instructions to rollover your account value in the Van Kampen Life Portfolios to the successor portfolio, if available, or;
2. Giving us instructions to transfer any account value in the Van Kampen Life Portfolios to any other investment options available under contract. This transfer will be made on the date you give us your transfer instructions, unless you direct us to make the transfer on date of liquidation.

IF YOU DO NOT PICK EITHER OF THESE CHOICES AT THAT TIME, YOU WILL BE DEEMED TO HAVE INSTRUCTED US TO TRANSFER ANY OF YOU ACCOUNT VALUE IN THE VAN KAMPEN LIFE PORTFOLIOS TO THE FIDELITY VIP MONEY MARKET FUND ON THE DATE OF LIQUIDATION.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (1933 ACT) OR THE INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then-current Guaranteed Interest Rate we declare. We won't declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our general account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate

We may declare a higher rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew, a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for a partial withdrawal of 10% or less annually or for withdrawals or transfers made within 30 days of the expiration of the Guarantee Period. Amounts withdrawn in excess of the 10% free will be subject to a Market Value Adjustment. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. For a complete surrender or termination of the contract there is no 10% free withdrawal for Market Value Adjustments and the Market Value Adjustment will apply to the full amount withdrawn. In addition, we won't make a Market Value Adjustment for a death benefit or minimum required distributions. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contributions to the GRO Account, less previous withdrawals from the GRO Account, administrative charges and any Added Value Option charges, plus 3% interest compounded annually. The administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

                               N/12                  N/12
     MVA = GRO Value X [(1 + A)     / (1 + B + .0025)     - 1], where

     A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

     B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

     N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account shall be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix B.

DISABILITY WAIVER (FOR NEW YORK CONTRACTS ONLY). We can waive the Market Value Adjustment (both positive and negative) on full or partial withdrawal requests of $1,000 or more from the GRO Accounts under a disability circumstance. Disability circumstances include the owner becoming disabled any time before attaining age 65 and having been disabled for a continuous period of at least six months after purchasing this contract. The owner is considered to be disabled if unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment that can be expected to result in death or to be of lengthy and indefinite duration. We can require reasonable proof of disability including, but not limited to, a physician's certification and written confirmation of Social Security Disability Benefits received. The Disability Waiver applies to the owner, not to the Annuitant. If there are joint owners, the waiver applies to both.

SYSTEMATIC TRANSFER OPTION

We also offer a Systematic Transfer Option through our general account that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions to the twelve-month STO within one year of contribution. Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. We guarantee that the STO's effective annual yield will never be less than 3%. See "Systematic Transfer Program" in Part 9 for details on this program.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

National Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 1.45% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent.

Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense and mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk National Integrity takes that Annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.30% effective annual risk charge can't be increased.

National Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30. This charge is deducted pro-rata from your Account Value and reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization, or contract termination during a contract year.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment advisory fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without the approval of the shareholders.

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

STATE PREMIUM TAX DEDUCTION

National Integrity won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for an annuity benefit. State premium taxes currently range up to 4%.

RECAPTURE OF THE ADDED VALUE OPTION

If you select the Added Value Option and you annuitize in the first three years, make any withdrawal, or surrender the policy, all or part of the Added Value Option will be recaptured by us and not distributed. The chart below shows what portion of the Added Value Option originally credited will be recaptured in the case of annuitization during the first three years or a partial or a complete surrender. For a partial or a complete surrender, the factors in the chart will be applied to a percentage of the amount credited, where the percentage equals the withdrawal amount divided by the account value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited.

       POLICY YEAR                      AMOUNT OF ADDED VALUE OPTION RECAPTURED
       ------------------------------------------------------------------------
            1                                           100%
            2                                           100%
            3                                            85%
            4                                            70%
            5                                            55%
            6                                            40%
            7                                            25%
            8                                             0%

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) under systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you may make in a contract year.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

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

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make additional contributions of at least $100 at any time up to the Annuitant's Retirement. Your first contribution can't be less than $1,000 and may be higher is some states. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach eight years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by National Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have RECEIVED (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transfer. See "Transfers" in Part 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part 3. If the ACCOUNT VALUE goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the CASH VALUE. We will notify the owner in advance and the owner will be given at least sixty (60) days in which to make additional contributions.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Option into that Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Option. We also redeem Units to pay the death benefit when the Annuitant dies, to pay the annual administrative charge and to pay for the Added Value Option or the optional death benefit, if elected.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option as follows:

  - First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

  - Next, we add any dividends or capital gains distributions by the Portfolio on that day.

  - Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

  - Then we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

  - Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an effective annual rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to National Integrity's transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (i.e., to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Transfers you make from a GRO Account, except within 30 days before your GRO Account expires, are subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Program described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you have established a Personal Identification Number (PIN CODE). We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you make the request as long as we receive the request by 4:00 p.m., Eastern Time. Transfer requests received after 4:00 p.m., Eastern Time (or the close of the New York Stock Exchange, if earlier), will be processed using Unit Values as of the close of business on the next Business Day after we receive the request. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if we believe in our sole discretion that (a) excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OF
INVESTMENTS

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

National Integrity Life Insurance Company has the following policies for transfers between Investment Options, which is designed to protect contract owners from abusive or disruptive trading activity:

--You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, telephone, Annuitrac, or facsimile.

--Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

None of these restrictions are applicable to transfers made under our Dollar Cost Averaging program, Systematic Transfer Option program, Customized Asset Rebalancing program, or other related programs we may offer unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing.

National Integrity Life Insurance Company will continue to monitor transfer activity, and we may modify these restrictions at any time.

If National Integrity Life Insurance Company determines, in its sole discretion, that an annuity policy may be used for market timing, we may refuse accept any additional contributions to the policy.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The money will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any Market Value Adjustments. The total amount that you receive will be the total amount that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 8, "Tax Aspects of the Contract."

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.

STANDARD DEATH BENEFIT

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. There are three different types of standard death benefits. One is for policies where the Annuitant is age 73 or younger when the contract is purchased. The second is for policies where the Annuitants is between age 74 and
85. The third is for policies where the Annuitant is age 86 or older. The reductions in the death benefit for withdrawals will be calculated on a pro-rata basis with respect to Account Value at the time of withdrawal.

FOR CONTRACTS WHERE THE ISSUE AGE IS 73 YEARS OLD OR YOUNGER:

If the Annuitant dies in the first seven years after the contract is issued, the death benefit is the greater of:
     a. TOTAL CUSTOMER CONTRIBUTIONS minus withdrawals; or
     b. current account value.

At the end of seven years, the death benefit automatically becomes the greater of current account value or TOTAL CUSTOMER CONTRIBUTIONS, minus withdrawals. This is the minimum death benefit.

If the Annuitant dies more than seven years after the date of issue, the death benefit is the greater of:
     a. minimum death benefit, plus subsequent contributions, minus withdrawals; or
     b. current account value.

FOR CONTRACTS WHERE THE ISSUE AGE IS BETWEEN 74 AND 85 YEARS OLD:

The death benefit is the greater of:
a. TOTAL CUSTOMER CONTRIBUTIONS minus withdrawals; or
b. current account value.

FOR CONTRACT WHERE THE ISSUE AGE IS 86 YEARS OLD OR OLDER:

The death benefit is the current account value on the date we receive proof of death.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant may not be changed once the contract has been issued.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement date cannot be earlier than the first participation anniversary. You may not annuitize the contract before the end of the first policy or participation year. Contract terms that apply to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that we're to provide the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks. However, your Retirement Date can't be extended beyond the later of age 90 or the tenth contract anniversary, whichever is later, and may have to be earlier if required by law. You may elect a later annuitization date subject to our administrative rules then is effect. You'll receive a lump sum benefit if you don't make an election by then.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant dies under a joint and survivor annuity.

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ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after we receive the required form at our Administrative Office. We can defer our action, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits National Integrity to defer action in order to protect persons with interests in the Separate Account.

National Integrity can defer payment from the Fixed Accounts for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application and will replace or supplement standard contract benefits. Charges for the optional benefits are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. Please note that the fee for the Added Value Option is assessed against the variable and fixed accounts.

ADDED VALUE OPTION

For any premium payments made to the contract within the first 12 months the contract is in effect, National Integrity will credit from 1% up to 5% of premium payments made into the annuity. For example, if $50,000 is deposited into the annuity in the first 12 months, and the 3% Added Value Option is selected, National Integrity will credit $1500 to your ACCOUNT VALUE. At ages 0-75 all five options are available. At ages 76-79 only the 1%-3% option is available. At age 80 and above the Added Value Option is not available.

The charge is .15% annually for each percentage of Added Value Option requested. For example, if the 3% option is selected, the annual charge will be .45%. This charge is subject to a minimum and maximum dollar amount. This charge is assessed quarterly to both the variable and fixed accounts and will be assessed against subsequent contributions that do not receive the Added Value Option credit when deposited. National Integrity will discontinue deducting the charges seven years from the date the contract was issued. Some or all of the Added Value Option will

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be recaptured by the company when total or partial withdrawals are taken out of the contract. See Section 1, "Table of Fees and Expenses," and for details on the recapture Section 4, "Recapture of Added Value Option".

National Integrity uses this charge as mortality and expense risk charges to recover the cost of providing the Added Value Option. National Integrity intends to make a profit from these charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the Added Value Option may exceed the sum of the Added Value Option and any related earnings. Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the Added Value Option. Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the fixed accounts, you will not benefit from the Added Value Option. The approximate average annual investment performance threshold needed to benefit from the Added Value Option is as follows:

             AVO SELECTED           APPROXIMATE AVERAGE ANNUAL INVESTMENT PERFORMANCE THRESHOLD
             ------------           -----------------------------------------------------------
                  1%                                          7.60%
                  2%                                          7.95%
                  3%                                          8.30%
                  4%                                          8.65%
                  5%                                          9.00%

Please see Appendix D for some additional examples of how market growth can affect the benefit of the Added Value Option.

THE ADDED VALUE OPTION WILL GENERALLY NOT BENEFIT PURCHASERS WHO INTEND INVEST PRIMARILY IN THE FIXED ACCOUNTS OR WHO INTEND TO TAKE SUBSTANTIAL WITHDRAWALS IN THE FIRST SEVEN CONTRACT YEARS OR USE THIS CONTRACT TO TAKE MINIMUM REQUIRED DISTRIBUTIONS. IF YOU ARE AGE 63 1/2 OR OLDER WHEN THIS ANNUITY IS PURCHASED, AND YOU INTEND TO USE THIS ANNUITY TO TAKE MINIMUM REQUIRED DISTRIBUTIONS, THEN YOU MAY NOT WANT TO SELECT THE ADDED VALUE OPTION. INTEGRITY DOES NOT WAIVE THE RECAPTURE OF THE ADDED VALUE OPTION FOR MINIMUM REQUIRED DISTRIBUTIONS. ANY PART OF THE ADDED VALUE OPTION DISTRIBUTED AS PART OF A MINIMUM REQUIRED DISTRIBUTION WILL BE SUBJECT TO THE RECAPTURE SCHEDULE ABOVE.

The Added Value Option may not be available in all states.

OPTIONAL DEATH BENEFIT

The following option may be elected when the contract is purchased. This option may not be cancelled once the contract is issued. It may not be added after the contract is issued. Reductions in death benefits due to withdrawals are calculated on a pro-rata basis with respect to the account value at the time of withdrawal.

For issue ages up to and including age 75, the death benefit will be the greater of:

     a. highest account value on any contract anniversary before age 81, plus any subsequent contributions, minus any withdrawals; or
     b.   the standard contract death benefit.

This option is not available for issue ages of 76 or older.

The fee for this option is .15% annually and is assessed for the life of the contract. The fee is assessed at the end of each calendar quarter.

The optional death benefit may not be available in all states.

PART 7 - VOTING RIGHTS

VOTING RIGHTS

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Portfolios' boards of directors, to

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ratify the selection of independent auditors for the Portfolios, and on any other matters described in the Portfolios' current prospectuses or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio's board for the shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. After annuity payments have begun, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

Each portfolio share is entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by National Integrity from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACTS

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on National Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity

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contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. NATIONAL INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract generally will not be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy the Annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY) and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under the federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) will not be taxed when you receive those amounts back in a distribution. Please note that under current tax law, any credit received from the Added Value Option will be treated as earnings or gain on the contract and not as basis or investment in the contract. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are first treated as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion Ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notifies us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;

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(3)  part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the surviving spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole annuitant's beneficiary, we will increase the continued policy's account value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the account value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 account value. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. When the surviving spouse dies, a second death benefit may be paid.

DIVERSIFICATION STANDARDS

National Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

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Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection.

INHERITED IRAs

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the annuitant under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA, The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN A CODE
SECTION 401(a) OR 403(b) PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON NATIONAL INTEGRITY

The contracts allow National Integrity to charge the Separate Account for taxes. National Integrity can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of your Account Value among the Investment Options.

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PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll in our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may terminate your participation in the program upon one day prior written notice, and we may terminate or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your contract to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end.

Amounts you withdraw under the systematic withdrawal program may be within the free withdrawal amount. If so, we won't make a Market Value Adjustment. AMOUNTS WITHDRAWN FROM YOUR GRO ACCOUNT UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO INCOME TAX AND THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL. See Part 8, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract prior to your reaching age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally" in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may end your participation in the program upon seven Business Days prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your Accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Asset Allocation and Rebalancing Program.

AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT, WITHDRAWAL CHARGES AND ADDED VALUE OPTION RECAPTURE, IF APPLICABLE.

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DOLLAR COST AVERAGING

We offer a dollar cost averaging program under which we transfer contributions that you have made to the VIP Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program and these transfers won't count towards your twelve free transfers.

To enroll in our dollar cost averaging program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day prior written notice, and we may terminate or change the dollar cost averaging program at any time. If you don't have enough money in the VIP Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

SYSTEMATIC TRANSFER PROGRAM

We also offer a systematic transfer program under which contributions to the STO are automatically transferred on a monthly or quarterly basis to one or more other Investment Options that you select. We'll transfer your STO contributions in equal installments of not less than $1,000 over either a six month or one year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will end. All interest accrued and any money remaining in the STO at the end of the year during which transfers are scheduled to be made will be transferred on a pro-rata to the Options you have chosen for this program. We won't charge a transfer charge for transfers under our systematic transfer program, and these transfers won't count towards your twelve free transfers.

To enroll in our systematic transfer program, send the appropriate form to our Administrative Office. We can terminate the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a Customized Asset Rebalancing program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. Automatic transfers among your Investment Options will rebalance the value in the Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't eligible for the Customized Asset Rebalancing program.

To enroll in our Customized Asset Rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing program is in effect. You may terminate your participation in the program upon one day prior written notice, and we may terminate or change the Customized Asset Rebalancing program at any time.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity.

     APPENDIX A

     FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period. No unit values are included for the Franklin Templeton, Janus Balanced, J.P. Morgan, MFS Research, Putnam VT The George Putnam Fund, Putnam VT New Opportunities Fund, Putnam VT Voyager Fund, Scudder, and Van Kampen UIF and LIT portfolios because as of December 31, 2001 those sub-accounts had not begun operations is Separate Account I.

                                                                  2001           2000          INCEPTION
                                                                  ----           ----          ---------
FIDELITY VIP ASSET MANAGER
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.84
Number of units outstanding at end of period                        5,661
FIDELITY VIP ASSET MANAGER: GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.21
Number of units outstanding at end of period                        9,272
FIDELITY VIP BALANCED
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.52
Number of units outstanding at end of period                       30,971
FIDELITY VIP CONTRAFUND FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.98
Number of units outstanding at end of period                       46,420
FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.37
Number of units outstanding at end of period                       89,149
FIDELITY VIP GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     7.89
Number of units outstanding at end of period                       77,936
FIDELITY VIP HIGH INCOME
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.03
Number of units outstanding at end of period                       19,758
FIDELITY VIP INDEX 500
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.68
Number of units outstanding at end of period                       43,136
FIDELITY VIP INVESTMENT GRADE BOND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.41
Number of units outstanding at end of period                       24,700
FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.11
Number of units outstanding at end of period                   $   45,514
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.23
Number of units outstanding at end of period                          554

                                       48

                                                                  2001           2000          INCEPTION
                                                                  ----           ----          ---------
FIDELITY VIP MID CAP
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.05
Number of units outstanding at end of period                       48,120
FIDELITY VIP MONEY MARKET
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.19
Number of units outstanding at end of period                      754,412
FIDELITY VIP OVERSEAS
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     7.68
Number of units outstanding at end of period                        7,557
JANUS ASPEN SERIES AGGRESSIVE GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     7.03
Number of units outstanding at end of period                   $    8,000
JANUS ASPEN SERIES CAPITAL APPRECIATION
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.00
Number of units outstanding at end of period                       19,517
JANUS ASPEN SERIES CORE EQUITY
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.58
Number of units outstanding at end of period                        5,259
JANUS ASPEN SERIES GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     6.82
Number of units outstanding at end of period                       17,391
JANUS ASPEN SERIES INTERNATIONAL GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     7.59
Number of units outstanding at end of period                      221,952
JANUS ASPEN SERIES STRATEGIC VALUE
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.07
Number of units outstanding at end of period                       15,405
JANUS ASPEN SERIES WORLDWIDE GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.53
Number of units outstanding at end of period                       71,985
BARON SMALL CAP
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.97
Number of units outstanding at end of period                       19,856
GABELLI LARGE CAP VALUE
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.15
Number of units outstanding at end of period                       19,166

                                       49

                                                                  2001           2000          INCEPTION
                                                                  ----           ----          ---------
THIRD AVENUE VALUE
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.82
Number of units outstanding at end of period                       40,314
MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     7.72
Number of units outstanding at end of period                        8,846
MFS EMERGING GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     6.89
Number of units outstanding at end of period                       94,237
MFS INVESTORS GROWTH STOCK
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     7.28
Number of units outstanding at end of period                        8,132
MFS NEW DISCOVERY
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.71
Number of units outstanding at end of period                       13,555
MFS MID CAP GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     7.50
Number of units outstanding at end of period                       20,756
MFS TOTAL RETURN
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.91
Number of units outstanding at end of period                       38,487
PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.06
Number of units outstanding at end of period                       36,110
PUTNAM VT INTERNATIONAL GROWTH
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.88
Number of units outstanding at end of period                      125,479
PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.40
Number of units outstanding at end of period                        9,793
PUTNAM VT VOYAGER FUND II
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.94
Number of units outstanding at end of period                        1,170
TOUCHSTONE BALANCED FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.90
Number of units outstanding at end of period                        6,720
TOUCHSTONE BOND FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.08
Number of units outstanding at end of period                       11,827
TOUCHSTONE EMERGING GROWTH FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    11.23
Number of units outstanding at end of period                          464

                                       50

                                                                  2001           2000          INCEPTION
                                                                  ----           ----          ---------
TOUCHSTONE ENHANCED 30 FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.25
Number of units outstanding at end of period                        1,467
TOUCHSTONE GROWTH & INCOME FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.22
Number of units outstanding at end of period                          799
TOUCHSTONE GROWTH/VALUE FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.82
Number of units outstanding at end of period                          115
TOUCHSTONE HIGH YIELD FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.15
Number of units outstanding at end of period                        4,367
TOUCHSTONE INTERNATIONAL EQUITY FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     8.17
Number of units outstanding at end of period                        2,000
TOUCHSTONE LARGE CAP GROWTH FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.42
Number of units outstanding at end of period                            0
TOUCHSTONE MONEY MARKET FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.09
Number of units outstanding at end of period                        6,298
TOUCHSTONE VALUE PLUS FUND
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.05
Number of units outstanding at end of period                          814
VAN KAMPEN UIT BANDWIDTH & TELECOMMUNICATIONS
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    11.09
Number of units outstanding at end of period                          240
VAN KAMPEN UIT BIOTECHNOLOGY & PHARMACEUTICAL
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    10.22
Number of units outstanding at end of period                       16,240
VAN KAMPEN UIT INTERNET
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.05
Number of units outstanding at end of period                            0
VAN KAMPEN UIT MORGAN STANLEY HIGH-TECH 35(SM)
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $    11.45
Number of units outstanding at end of period                           86
VAN KAMPEN UIT MORGAN STANLEY U.S. MULTINATIONAL(SM)
Unit value at beginning of period                                       -              -       $  10.00
Unit value at end of period                                    $     9.88
Number of units outstanding at end of period                          164

APPENDIX B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

                Contribution:             $50,000.00

                GRO Account duration:     7 Years

                Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers.

The GRO Value for this $50,000 contribution is $70,110.76 at the expiration of the GRO Account. After three years, the GRO Value is $57,786.68. It is also assumed for the purposes of these examples that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we do not declare a rate for the exact time remaining, we will use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

                           48/12                      48/12
    -0.0551589 = [(1 + .05)      / (1 + .0625 + .0025)     ] - 1

The Market Value Adjustment is a reduction of $3,187.45 from the GRO Value:

    -$3,187.45 = -0.0551589 X $57,786.68

Thus, the amount payable on a full withdrawal (the Market Adjusted Value) would be:

             $54,599.23 = $57,786.68 - $3,187.45

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

                         48/12                    48/12
    .0290890 = [(1 + .05)      / (1 + .04 + .0025)     ] - 1

The Market Value Adjustment is an increase of $1,680.96 to the GRO Value:

    $1,680.96 = .0290890 X $57,786.68

Thus, the amount payable on a full withdrawal would be:

    $59,467.64 = $57,786.68 + $1,680.96

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges.

APPENDIX C

CALCULATING THE ADDED VALUE OPTION CHARGE

TO CALCULATE THE CHARGE FOR THE ADDED VALUE OPTION, FOLLOW THESE STEPS:

STEP 1, calculate the minimum and maximum dollar amount charge allowed.

Minimum = FIRST-YEAR TOTAL CONTRIBUTIONS (X) minimum Added Value Option charge Maximum = FIRST-YEAR TOTAL CONTRIBUTIONS (X) maximum Added Value Option charge

Divide the minimum or maximum by 4 to determine the minimum or maximum quarterly charge.

STEP 2, calculate the amount of the charge for the Added Value Option.

Contract value at the end of each calendar quarter (X) percentage charge for the Added Value Option.

STEP 3, determine if the fee goes above the maximum allowable dollar amount or below the minimum. If the fee is above the maximum dollar amount, the maximum dollar amount will be charged. If it is below the maximum, but above the minimum, that fee will be applied. If the charge is below the minimum dollar amount, the minimum dollar amount will be charged.

EXAMPLES:

EXAMPLES 1, 2, AND 3 ARE FOR A 3% ADDED VALUE OPTION CREDIT

The following applies to examples 1, 2, and 3:

First year premium:                $ 50,000
Credit amount of 3%:               $  1,500
                                   --------
FIRST-YEAR TOTAL CONTRIBUTIONS  =  $ 51,500

Each example shows a policy at the point in time at the end of one policy year and is simply for illustrative purposes only. The charges are assessed quarterly.

EXAMPLE 1, MAXIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $68,212

STEP 1, calculate the minimum and maximum Added Value Option charge allowed.

$51,500 X .00435 = $224.03 annual / $56.01 quarterly minimum Added Value Option charge
$51,500 X .00546 = $281.19 annual / $70.30 quarterly maximum Added Value Option charge

STEP 2, calculate the percentage charge for the Added Value Option.

$68, 212 X .0045 = $306.95 annual / $76.74 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge    = $ 224.03
Maximum charge    = $ 281.19
Percentage charge = $ 306.95

Charge assessed against this account will be $281.19 / $70.30 quarterly

EXAMPLE 2, PERCENTAGE ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $54,900

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$54,900 X .0045 = $247.05 annual / $61.76 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge    = $ 224.03
Maximum charge    = $ 281.19
Percentage charge = $ 247.05

Charge assessed against this account will be $247.05 annual / $61.76 quarterly

EXAMPLE 3, MINIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $43,208

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$43,208 X .0045 = $194.44 annual / 48.61 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine actual charge.

Minimum charge    = $ 224.03
Maximum charge    = $ 281.19
Percentage charge = $ 194.44

Charge assessed against this account will be $224.03 annual / $56.01quarterly

EXAMPLES 4, 5, AND 6 ARE FOR A 5% ADDED VALUE OPTION CREDIT.

The following applies to examples 4, 5, and 6:

First year premium:                $ 50,000
Credit amount of 5%:               $  2,500
                                   --------
FIRST-YEAR TOTAL CONTRIBUTIONS =   $ 52,500

Each example shows a policy at the point in time at the end of one policy year and is simply for illustrative purposes only. The charges are assessed quarterly.

EXAMPLE 4, MAXIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $69,537

STEP 1, calculate the minimum and maximum Added Value Option charge allowed.

$52,500 X .00725 = $380.63 annual / $95.16 quarterly minimum Added Value Option charge
$52,500 X .00910 = $477.75 annual / $119.44 quarterly maximum Added Value Option charge

STEP 2, calculate the percentage charge for the Added Value Option.

$69,537 X .0075 = $521.53 annual / $130.38 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge    = $ 380.63
Maximum charge    = $ 477.75
Percentage charge = $ 521.53

Charge assessed against this account will be $477.75 / $119.44 quarterly

EXAMPLE 5, PERCENTAGE ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $55,966

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$55,966 X .0075 = $419.75 annual / $104.94 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge    = $ 380.63
Maximum charge    = $ 477.75
Percentage charge = $ 419.75

Charge assessed against this account will be $419.75 annual / $104.94 quarterly

EXAMPLE 6, MINIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $44,047

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$44,047 X .0075 = $330.35 annual / 82.58 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine actual charge.

Minimum charge    = $ 380.63
Maximum charge    = $ 477.75
Percentage charge = $ 330.35

Charge assessed against this account will be $380.63 annual / $95.16 quarterly

                                   APPENDIX D

These examples show how stock market performance affects the Added Value Option. The examples below show a comparison between a policy with the Added Value Option (AVO) and without the Added Value Option depending upon how the market performs. The total first-year premium contributions are $50,000 and the 3% option was selected for a credit of $1500. Account values are for the end of each policy year.

The graphs below each example show how the charge for the Added Value Option works based on market performance and how the minimum and maximum charge is applied.

EXAMPLE 1: MARKET PERFORMS AT A HYPOTHETICAL 0% ANNUALIZED RATE OF RETURN.

POLICY YEAR                ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
1                                 $  49,245                         $  50,495
2                                 $  48,501                         $  49,509
3                                 $  48,768                         $  48,539
4                                 $  47,045                         $  47,582
5                                 $  46,333                         $  46,639
6                                 $  45,631                         $  45,710
7                                 $  44,939                         $  44,795

[CHART]

                          Illustration of Bonus Charges
                         $1,500 Bonus on $50,000 policy
                               0.0% Rate of Return

                               BONUS CHARGES PER YEAR
POLICY YEAR            45 BPS PER YEAR      ACTUAL CHARGE PER YEAR
1                            229                     229
2                            225                     225
3                            220                     224
4                            216                     224
5                            212                     224
6                            208                     224
7                            203                     224

EXAMPLE 2: MARKET PERFORMS AT A HYPOTHETICAL 4% ANNUALIZED RATE OF RETURN:

POLICY YEAR                ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
1                                 $  51,216                         $  52,516
2                                 $  52,462                         $  53,553
3                                 $  53,740                         $  54,611
4                                 $  55,049                         $  55,691
5                                 $  56,391                         $  56,792
6                                 $  57,766                         $  57,916
7                                 $  59,175                         $  59,062

[CHART]

                          Illustration of Bonus Charges
                         $1,500 Bonus on $50,000 policy
                               4.0% Rate of Return

                               BONUS CHARGES PER YEAR
POLICY YEAR            45 BPS PER YEAR      ACTUAL CHARGE PER YEAR
1                            235                     235
2                            240                     240
3                            244                     244
4                            249                     249
5                            254                     254
6                            259                     259
7                            264                     264

EXAMPLE 3: MARKET PERFORMS AT A HYPOTHETICAL 8% ANNUALIZED RATE OF RETURN:

POLICY YEAR                ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
1                                 $  53,187                         $  54,537
2                                 $  56,579                         $  57,755
3                                 $  60,189                         $  61,165
4                                 $  64,032                         $  64,783
5                                 $  68,122                         $  68,633
6                                 $  72,475                         $  72,731
7                                 $  77,108                         $  77,093

[CHART]

                          Illustration of Bonus Charges
                         $1,500 Bonus on $50,000 policy
                               8.0% Rate of Return

                               BONUS CHARGES PER YEAR
POLICY YEAR            45 BPS PER YEAR      ACTUAL CHARGE PER YEAR
1                            241                     241
2                            255                     255
3                            270                     270
4                            286                     281
5                            303                     281
6                            321                     281
7                            340                     281

EXAMPLE 4: MARKET PERFORMS AT A HYPOTHETICAL 12% ANNUALIZED RATE OF RETURN.

POLICY YEAR                ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
1                                 $  55,158                         $  56,558
2                                 $  60,851                         $  62,116
3                                 $  67,135                         $  68,240
4                                 $  74,071                         $  74,998
5                                 $  81,727                         $  82,458
6                                 $  90,177                         $  90,692
7                                 $  99,503                         $  99,780

[CHART]

                          Illustration of Bonus Charges
                         $1,500 Bonus on $50,000 policy
                              12.0% Rate of Return

                               BONUS CHARGES PER YEAR
POLICY YEAR            45 BPS PER YEAR      ACTUAL CHARGE PER YEAR
1                            246                     246
2                            270                     270
3                            297                     281
4                            326                     281
5                            359                     281
6                            394                     281
7                            434                     281

APPENDIX E

SAI TABLE OF CONTENTS

Part 1 - National Integrity and Custodian                            1
Part 2 - Distribution of the Contracts                               1
Part 3 - Performance Information                                     2
Part 4 - Determination of Accumulation Values                        8
Part 5 - Tax-Favored Retirement Programs                             8
Part 6 - Financial Statements                                       10

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
National Integrity Life Insurance Company
P.O. Box 740074
Louisville, KY 40201-0074
ATTN: Request for SAI of Separate Account I (IQ3)

Name:


Address:


City:______________________________ State:____________ Zip:

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                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 31, 2002

                                       FOR

                              IQ3 THE SMART ANNUITY

                         SINGLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I


                                TABLE OF CONTENTS

Part 1 - National Integrity and Custodian                                                       1
Part 2 - Distribution of the Contracts                                                          1
Part 3 - Performance Information                                                                2
Part 4 - Determination of Accumulation Values                                                   6
Part 5 - Tax Favored Retirement Programs                                                        6
Part 6 - Financial Statements                                                                   9
Appendix A                                                           SEC Standardized Performance
Appendix B                                                           Non-Standardized Performance

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated December 31, 2002. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company (NATIONAL INTEGRITY), 15 Matthews Street, Suite 200, Goshen, New York, 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, New York, 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. Integrity Life Insurance Company is wholly owned by The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

In 2001 National Integrity provided all management services of Separate Account I and no longer pays management services fees to a third party. Prior to 2001, ARM provided substantially all of the services required to be performed on behalf of Separate Account since 1994. Total fees paid to ARM by National Integrity for management services, including services applicable to Separate Account I, in 1997 were $5,855,216, in 1998 were $8,766,003, in 1999 were
$7,558,793, and in 2000 were $766,577. Total fees paid to Integrity by National Integrity for management services in 2000 were $5,997,748.

National Integrity is the custodian for the shares of the Portfolios owned by the Separate Account. The Portfolios' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. National Integrity is currently rated "A" (Excellent) by A.M. Best Company, "AAA" (Extremely Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AAA" (Highest) by Duff and Phelps Credit Rating Company. However, National Integrity doesn't guarantee the investment performance of the Portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Account isn't a separate entity from National Integrity and its operations form a part of National Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to National Integrity. National Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (TOUCHSTONE SECURITIES), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of National Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th contract year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $15,627,864 in 2001. The amount of distribution allowances paid to Touchstone Securities Between March 3, 2000 and December 31, 2000 was $844,084. The amount of distribution allowances paid to ARM securities Corporation, the principal underwriter for the contract prier to March 3, 2000, was $124,155 for the year ended December 31, 2000, $2,933,356 for the year ended December 31, 1999, $7,795,349 for the year ended December 31, 1998, and $6,750,503 for the year ended December 31, 1997. National Integrity may from time to time pay or allow additional

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

promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods, maintain a specific number of contracts with the company, or maintain a certain level of assets managed by the company.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the average annual total return, the cumulative total return, and yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against Account Value. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T) POWER OF n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with

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

the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                            365/7
Effective Yield = {(Base Period Return) + 1)     } - 1

PLEASE SEE APPENDIX A FOR SEC STANDARDIZED PERFORMANCE AND APPENDIX B FOR NON-STANDARDIZED.

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

                                        3
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The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

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The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.
The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional

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Information, or (4) data developed by National Integrity or any of the
Sub-Advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs. In New York, the tax-favored retirement programs below are available only for rollover programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408(A) of the Code permits eligible individuals to contribute to an individual retirement program known as

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a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAS) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70 1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408(a) Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.


PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202 is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2001, and for the periods indicated in the financial statements, and the statutory basis financial statements of National Integrity as of and for the years ended December 31, 2001 and 2000 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                                DECEMBER 31, 2001
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2001

                                    CONTENTS

Report of Independent Auditors                              1

Audited Financial Statements

Statement of Assets and Liabilities                         4
Statement of Operations                                    22
Statements of Changes in Net Assets                        40
Notes to Financial Statements                              60

                         Report of Independent Auditors

Contract Holders
       Separate Account I of National Integrity Life Insurance Company Board of Directors
       National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (comprising, respectively, the Baron Small Cap (AnnuiChoice(TM)), Baron Small Cap (IQ Annuity(TM)), Gabelli Large Cap Value (AnnuiChoice(TM)), Gabelli Large Cap Value (IQ Annuity(TM)), Harris Bretall Sullivan & Smith Equity Growth (IQ Annuity(TM)), Third Avenue Value (AnnuiChoice(TM)), Third Avenue Value (IQ Annuity(TM)), Touchstone Balanced (IQ Annuity(TM)), Touchstone Balanced (AnnuiChoice(TM)), Touchstone Bond (IQ Annuity(TM)), Touchstone Emerging Growth (IQ Annuity(TM)), Touchstone Enhanced 30 (IQ Annuity(TM)), Touchstone Growth & Income (IQ Annuity(TM)), Touchstone Growth/Value (IQ Annuity(TM)), Touchstone Growth/Value (AnnuiChoice(TM)), Touchstone High Yield (IQ Annuity(TM)), Touchstone International Equity (IQ Annuity(TM)), Touchstone Money Market (IQ Annuity(TM)), Touchstone Money Market (AnnuiChoice(TM)), Touchstone Small Cap Value (IQ Annuity(TM)), Touchstone Small Cap Value (AnnuiChoice(TM)), Touchstone Value Plus (IQ Annuity(TM)), Van Kampen Bandwith & Telecommunication (IQ Annuity(TM)), Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM)), Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM)), Van Kampen MS High-Tech 35 Index (IQ Annuity(TM)), and Van Kampen MS US Multinational (IQ Annuity(TM)); INITIAL CLASS: VIP Money Market (Grandmaster(TM)), VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond (Grandmaster(TM)), VIP II Asset Manager, VIP II Index 500 (Grandmaster(TM)), VIP II Asset Manager: Growth, VIP II Contrafund, VIP III Growth Opportunities, VIP III Balanced and VIP III Growth & Income; SERVICE CLASS: VIP III Mid Cap (Grandmaster(TM)), MFS Emerging Growth (IQ Annuity(TM)), MFS Investors Growth Stock (IQ Annuity(TM)), MFS Investors Trust (IQ Annuity(TM)), MFS Mid Cap
Growth (IQ Annuity(TM)), MFS Mid Cap Growth (AnnuiChoice(TM)), MFS Mid Cap Growth (Grandmaster(TM)), MFS New Discovery (IQ Annuity(TM)), MFS New Discovery (AnnuiChoice(TM)), MFS New Discovery (Grandmaster(TM)), MFS Capital Opportunities (IQ Annuity(TM)), MFS Capital Opportunities (AnnuiChoice(TM)), MFS Capital Opportunities (Grandmaster(TM)), MFS Total Return (IQ Annuity(TM)), MFS Total Return (AnnuiChoice(TM)) and MFS Total Return (Grandmaster(TM)); SERVICE CLASS 2: VIP Money Market (IQ Annuity(TM)), VIP Money Market (AnnuiChoice(TM)), VIP High Income (IQ Annuity(TM)), VIP High Income(AnnuiChoice(TM)), VIP Equity-Income

(IQ Annuity(TM)), VIP Equity-Income (AnnuiChoice(TM)), VIP Growth (IQ Annuity(TM)), VIP Growth (AnnuiChoice(TM)), VIP Overseas (IQ Annuity(TM)), VIP Overseas (AnnuiChoice(TM)), VIP Investment Grade Bond (IQ Annuity(TM)), VIP Investment Grade Bond (AnnuiChoice(TM)), VIP Asset Manager (IQ Annuity(TM)), VIP Asset Manager (AnnuiChoice(TM)), VIP Index 500 (IQ Annuity(TM)), VIP Index 500 (AnnuiChoice(TM)), VIP Asset Manager: Growth (IQ Annuity(TM)), VIP Asset
Manager: Growth (AnnuiChoice(TM)), VIP Contrafund (IQ Annuity(TM)), VIP Contrafund (AnnuiChoice(TM)), VIP Growth Opportunities (IQ Annuity(TM)), VIP Balanced (IQ Annuity(TM)), VIP Balanced (AnnuiChoice(TM)), VIP Growth & Income (IQ Annuity(TM)), VIP Growth & Income (AnnuiChoice(TM)), VIP Mid Cap (IQ Annuity(TM)), VIP Mid Cap (AnnuiChoice(TM)), VIP Aggressive Growth (IQ Annuity(TM)), VIP Dynamic Capital Appreciation (IQ Annuity(TM)) and VIP Dynamic Capital Appreciation (AnnuiChoice(TM)); SERVICE SHARES: Janus Aspen Growth (IQ Annuity(TM)), Janus Aspen Growth (AnnuiChoice(TM)), Janus Aspen Growth (Grandmaster(TM)), Janus Aspen Aggressive Growth (IQ Annuity(TM)), Janus Aspen Aggressive Growth (AnnuiChoice(TM)), Janus Aspen Aggressive Growth (Grandmaster(TM)), Janus Aspen Capital Appreciation (IQ Annuity (TM)), Janus Aspen Capital Appreciation (AnnuiChoice(TM)), Janus Aspen Capital Appreciation (Grandmaster(TM)), Janus Aspen Core Equity (IQ Annuity(TM)), Janus Aspen Core Equity (AnnuiChoice(TM)), Janus Aspen Core equity (Grandmaster(TM)), Janus Aspen International Growth (IQ Annuity(TM)), Janus Aspen International Growth (AnnuiChoice(TM)), Janus Aspen International Growth (Grandmaster(TM)), Janus Aspen Strategic Value (IQ Annuity(TM)), Janus Aspen Strategic Value (AnnuiChoice(TM)), Janus Aspen Strategic Value (Grandmaster(TM)), Janus Aspen Balanced (AnnuiChoice(TM)), Janus Aspen Balanced (Grandmaster(TM)), Janus Aspen Worldwide Growth (AnnuiChoice(TM)), Janus Aspen Worldwide Growth (IQ Annuity(TM)) and Janus Aspen Worldwide Growth (Grandmaster(TM)); and CLASS 1B
SHARES: Putnam VT Growth & Income (AnnuiChoice(TM)), Putnam VT Growth & Income (IQ Annuity(TM)), Putnam VT Growth & Income (Grandmaster(TM)), Putnam VT International Growth (IQ Annuity(TM)), Putnam VT International Growth (Grandmaster(TM)), Putnam VT Small Cap Value (AnnuiChoice(TM)), Putnam VT Small Cap Value (IQ Annuity(TM)), Putnam VT Small Cap Value (Grandmaster(TM)), Putnam VT Technology (AnnuiChoice(TM)), Putnam VT Technology (IQ Annuity(TM)), Putnam VT Technology (Grandmaster(TM)), Putnam VT Voyager II (AnnuiChoice(TM)), Putnam VT Voyager II (IQ Annuity(TM)) and Putnam VT Voyager II (Grandmaster(TM)) Divisions) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio                                        /s/ Ernst & Young LLP
April 5, 2002

         Separate Account I of National Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2001

                                                                                          AFFILIATED
                                                                  -------------------------------------------------------------
                                                                        BARON                BARON               GABELLI
                                                                        SMALL                SMALL              LARGE CAP
                                                                         CAP                  CAP                 VALUE
                                                                   (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                   TOTAL               DIVISION             DIVISION             DIVISION
                                             ----------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $      279,433,651   $           13,425   $          198,061   $           51,532

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                         12,388                   (1)                  97                  (17)
                                             ----------------------------------------------------------------------------------

NET ASSETS                                   $      279,421,263   $           13,426   $          197,964   $           51,549
                                             ==================================================================================

Unit value                                                        $            10.21   $             9.97   $             9.22
                                                                  =============================================================

Units outstanding                                                              1,315               19,856                5,591
                                                                  =============================================================

                                                                      AFFILIATED
                                             -------------------------------------------------------------
                                                                     HARRIS BRETALL
                                                   GABELLI         SULLIVAN & SMITH          THIRD
                                                  LARGE CAP             EQUITY               AVENUE
                                                    VALUE               GROWTH               VALUE
                                               (IQ ANNUITY(TM))     (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                                   DIVISION             DIVISION           DIVISION
                                             -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          156,126   $          102,857   $           98,470

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            (77)                 (47)                 (45)
                                             -------------------------------------------------------------

NET ASSETS                                   $          156,203   $          102,904   $           98,515
                                             =============================================================

Unit value                                   $             8.15   $            10.34   $             9.91
                                             =============================================================

Units outstanding                                        19,166                9,952                9,941
                                             =============================================================

SEE ACCOMPANYING NOTES.

                                        4

                                                                                 AFFILIATED
                                             ----------------------------------------------------------------------------------
                                                   THIRD
                                                   AVENUE              TOUCHSTONE          TOUCHSTONE           TOUCHSTONE
                                                   VALUE                BALANCED            BALANCED               BOND
                                              (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                  DIVISION              DIVISION            DIVISION             DIVISION
                                             ----------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          395,757   $           66,551   $            1,263   $          119,175

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                           (126)                  23                    4                  (41)
                                             ----------------------------------------------------------------------------------

NET ASSETS                                   $          395,883   $           66,528   $            1,259   $          119,216
                                             ==================================================================================

Unit value                                   $             9.82   $             9.90   $            10.15   $            10.08
                                             ==================================================================================

Units outstanding                                        40,314                6,720                  124               11,827
                                             ==================================================================================

                                                                      AFFILIATED
                                             -------------------------------------------------------------
                                                 TOUCHSTONE           TOUCHSTONE          TOUCHSTONE
                                                  EMERGING             ENHANCED             GROWTH &
                                                   GROWTH                 30                INCOME
                                              (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION
                                             -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $            5,209   $           15,034   $            8,168

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             (2)                  (3)                   2
                                             -------------------------------------------------------------

NET ASSETS                                   $            5,211   $           15,037   $            8,166
                                             =============================================================

Unit value                                   $            11.23   $            10.25   $            10.22
                                             =============================================================

Units outstanding                                           464                1,467                  799
                                             =============================================================

SEE ACCOMPANYING NOTES.

                                        5

                                                                                AFFILIATED
                                             ----------------------------------------------------------------------------------
                                                                                                                TOUCHSTONE
                                                TOUCHSTONE            TOUCHSTONE           TOUCHSTONE          INTERNATIONAL
                                               GROWTH/VALUE          GROWTH/VALUE          HIGH YIELD             EQUITY
                                              (IQ ANNUITY(TM))     ANNUICHOICE(TM))      (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                 DIVISION              DIVISION             DIVISION             DIVISION
                                             ----------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $            1,128   $            2,849   $           44,318   $           16,338

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             (1)                  (2)                  (7)                  (2)
                                             ----------------------------------------------------------------------------------

NET ASSETS                                   $            1,129   $            2,851   $           44,325   $           16,340
                                             ==================================================================================

Unit value                                   $             9.82   $             9.97   $            10.15   $             8.17
                                             ==================================================================================

Units outstanding                                           115                  286                4,367                2,000
                                             ==================================================================================

                                                                       AFFILIATED
                                             -------------------------------------------------------------
                                                 TOUCHSTONE           TOUCHSTONE           TOUCHSTONE
                                                MONEY MARKET         MONEY MARKET        SMALL CAP VALUE
                                              (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION
                                             -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           63,523   $            3,721   $           43,545

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            (24)                   2                  (14)
                                             -------------------------------------------------------------

NET ASSETS                                   $           63,547   $            3,719   $           43,559
                                             =============================================================

Unit value                                   $            10.09   $            10.05   $            10.86
                                             =============================================================

Units outstanding                                         6,298                  370                4,011
                                             =============================================================

SEE ACCOMPANYING NOTES.

                                        6

                                                            AFFILIATED                             NON-AFFILIATED
                                             ---------------------------------------   ----------------------------------------
                                                  TOUCHSTONE           TOUCHSTONE          VAN KAMPEN          VAN KAMPEN
                                                  SMALL CAP               VALUE            BANDWITH &         BIOTECHNOLOGY &
                                                    VALUE                 PLUS         TELECOMMUNICATION      PHARMACEUTICAL
                                              (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                   DIVISION             DIVISION            DIVISION             DIVISION
                                             ---------------------------------------   ----------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $            3,043   $            8,183   $            2,664   $            2,884

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             (1)                   2                    2                   (3)
                                             ---------------------------------------   ----------------------------------------

NET ASSETS                                   $            3,044   $            8,181   $            2,662   $            2,887
                                             =======================================   ========================================

Unit value                                   $            11.40   $            10.05   $            11.09   $             9.99
                                             =======================================   ========================================

Units outstanding                                           267                  814                  240                  289
                                             =======================================   ========================================

                                                                    NON-AFFILIATED
                                             -------------------------------------------------------------
                                                 VAN KAMPEN           VAN KAMPEN          VAN KAMPEN
                                               BIOTECHNOLOGY &       MS HIGH-TECH            MS US
                                               PHARMACEUTICAL          35 INDEX          MULTINATIONAL
                                              (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION
                                             -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          165,980   $              957   $            1,621

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                              7                  (28)                   1
                                             -------------------------------------------------------------

NET ASSETS                                   $          165,973   $              985   $            1,620
                                             =============================================================

Unit value                                   $            10.22   $            11.45   $             9.88
                                             =============================================================

Units outstanding                                        16,240                   86                  164
                                             =============================================================

SEE ACCOMPANYING NOTES.

                                        7

                                                                         INITIAL CLASS NON-AFFILIATED
                                             ----------------------------------------------------------------------------------
                                                    VIP
                                                MONEY MARKET              VIP                 VIP                   VIP
                                              (GRANDMASTER(TM))       HIGH INCOME        EQUITY-INCOME            GROWTH
                                                  DIVISION             DIVISION            DIVISION              DIVISION
                                             ----------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $       17,947,595   $       12,415,046   $       46,184,798   $       36,204,509

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            423                1,994                2,033                  240
                                             ----------------------------------------------------------------------------------

NET ASSETS                                   $       17,947,172   $       12,413,052   $       46,182,765   $       36,204,269
                                             ==================================================================================

Unit value                                   $            15.01   $            11.35   $            42.59   $            58.68
                                             ==================================================================================

Units outstanding                                     1,195,681            1,093,661            1,084,357              616,978
                                             ==================================================================================

                                                             INITIAL CLASS NON-AFFILIATED
                                             -------------------------------------------------------------
                                                                        VIP II
                                                                      INVESTMENT
                                                      VIP             GRADE BOND             VIP II
                                                   OVERSEAS        (GRANDMASTER(TM))     ASSET MANAGER
                                                   DIVISION            DIVISION             DIVISION
                                             -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $        9,585,059   $        7,682,215   $       15,069,388

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            758                 (410)                 795
                                             -------------------------------------------------------------

NET ASSETS                                   $        9,584,301   $        7,682,625   $       15,068,593
                                             =============================================================

Unit value                                   $            21.06   $            21.80   $            28.44
                                             =============================================================

Units outstanding                                       455,095              352,414              529,838
                                             =============================================================

SEE ACCOMPANYING NOTES.

                                        8


                                                                         INITIAL CLASS NON-AFFILIATED
                                             ----------------------------------------------------------------------------------
                                                   VIP II               VIP II                                    VIP III
                                                  INDEX 500          ASSET MANAGER:          VIP II                GROWTH
                                              (GRANDMASTER(TM))         GROWTH             CONTRAFUND          OPPORTUNITIES
                                                  DIVISION             DIVISION             DIVISION              DIVISION
                                             ----------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $       39,834,362   $        6,185,081   $       36,629,569   $        3,924,540

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                          1,614                  922                 (590)                 185
                                             ----------------------------------------------------------------------------------

NET ASSETS                                   $       39,832,748   $        6,184,159   $       36,630,159   $        3,924,355
                                             ==================================================================================

Unit value                                   $            26.61   $            18.25   $            24.44   $            10.47
                                             ==================================================================================

Units outstanding                                     1,496,909              338,858            1,498,779              374,819
                                             ==================================================================================

                                                                                          SERVICE CLASS
                                                 INITIAL CLASS NON-AFFILIATED            NON-AFFILIATED
                                             ---------------------------------------   -------------------
                                                                                            VIP III
                                                  VIP III              VIP III              MID CAP
                                                  BALANCED         GROWTH & INCOME     (GRANDMASTER(TM))
                                                  DIVISION            DIVISION              DIVISION
                                             ---------------------------------------   -------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $        4,867,554   $        8,541,550   $        4,451,318

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                           (443)               1,601                1,737
                                             ---------------------------------------   -------------------

NET ASSETS                                   $        4,867,997   $        8,539,949   $        4,449,581
                                             =======================================   ===================

Unit value                                   $            12.46   $            14.36   $            16.24
                                             =======================================   ===================

Units outstanding                                       390,690              594,704              273,989
                                             =======================================   ===================

SEE ACCOMPANYING NOTES.

                                        9

                                                                        SERVICE CLASS NON-AFFILIATED
                                             ----------------------------------------------------------------------------------
                                                                                              MFS
                                                    MFS                  MFS               INVESTORS               MFS
                                                  EMERGING         INVESTORS GROWTH          TRUST               MID CAP
                                                   GROWTH              STOCK (IQ             INCOME              GROWTH
                                              (IQ ANNUITY(TM))        ANNUITY(TM))      (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION             DIVISION
                                             ----------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          649,641   $           59,215   $            8,774   $          155,707

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            348                   14                    -                   37
                                             ----------------------------------------------------------------------------------

NET ASSETS                                   $          649,293   $           59,201   $            8,774   $          155,670
                                             ==================================================================================

Unit value                                   $             6.89   $             7.28   $             8.42   $             7.50
                                             ==================================================================================

Units outstanding                                        94,237                8,132                1,042               20,756
                                             ==================================================================================

                                                             SERVICE CLASS NON-AFFILIATED
                                             -------------------------------------------------------------
                                                     MFS                                       MFS
                                                   MID CAP               MFS                   NEW
                                                   GROWTH           MID CAP GROWTH          DISCOVERY
                                              (ANNUICHOICE(TM))    (GRANDMASTER(TM))     (IQ ANNUITY(TM))
                                                   DIVISION            DIVISION              DIVISION
                                             -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           39,605   $          683,374   $          118,031

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             (5)                (316)                 (33)
                                             -------------------------------------------------------------

NET ASSETS                                   $           39,610   $          683,690   $          118,064
                                             =============================================================

Unit value                                   $             9.99   $             8.07   $             8.71
                                             =============================================================

Units outstanding                                         3,965               84,720               13,555
                                             =============================================================

SEE ACCOMPANYING NOTES.

                                       10

                                                                        SERVICE CLASS NON-AFFILIATED
                                             ----------------------------------------------------------------------------------
                                                    MFS                                        MFS                  MFS
                                                    NEW                  MFS                 CAPITAL              CAPITAL
                                                 DISCOVERY           NEW DISCOVERY        OPPORTUNITIES        OPPORTUNITIES
                                              (ANNUICHOICE(TM))   (GRANDMASTER(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION              DIVISION             DIVISION
                                             ----------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $              817   $          113,591   $           68,308   $           31,770

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             (2)                  (6)                  17                   17
                                             ----------------------------------------------------------------------------------

NET ASSETS                                   $              819   $          113,597   $           68,291   $           31,753
                                             ==================================================================================

Unit value                                   $            10.50   $             9.71   $             7.72   $             9.40
                                             ==================================================================================

Units outstanding                                            78               11,699                8,846                3,378
                                             ==================================================================================

                                                             SERVICE CLASS NON-AFFILIATED
                                             -------------------------------------------------------------
                                                    MFS                  MFS                   MFS
                                                  CAPITAL               TOTAL                 TOTAL
                                               OPPORTUNITIES           RETURN                RETURN
                                              (GRANDMASTER(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION              DIVISION
                                             -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           83,528   $          381,581   $           67,008

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            (47)                 175                    8
                                             -------------------------------------------------------------

NET ASSETS                                   $           83,575   $          381,406   $           67,000
                                             =============================================================

Unit value                                   $             7.99   $             9.91   $            10.03
                                             =============================================================

Units outstanding                                        10,460               38,487                6,680
                                             =============================================================

SEE ACCOMPANYING NOTES.

                                       11


                                               NON-AFFILIATED
                                               SERVICE CLASS                    SERVICE CLASS 2 NON-AFFILIATED
                                             ------------------   -------------------------------------------------------------
                                                     MFS                  VIP                  VIP                  VIP
                                                    TOTAL                MONEY                MONEY                HIGH
                                                   RETURN                MARKET               MARKET               INCOME
                                              (GRANDMASTER(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                   DIVISION             DIVISION             DIVISION             DIVISION
                                             ------------------   -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $        1,177,576   $        7,685,737   $          982,195   $          158,691

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            207               (1,721)                 410                   34
                                             ------------------   -------------------------------------------------------------

NET ASSETS                                   $        1,177,369   $        7,687,458   $          981,785   $          158,657
                                             ==================   =============================================================

Unit value                                   $             9.82   $            10.19   $            10.07   $             8.03
                                             ==================   =============================================================

Units outstanding                                       119,895              754,412               97,496               19,758
                                             ==================   =============================================================

                                                            SERVICE CLASS 2 NON-AFFILIATED
                                             -------------------------------------------------------------
                                                     VIP
                                                     HIGH                VIP                  VIP
                                                    INCOME          EQUITY-INCOME        EQUITY-INCOME
                                              (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                   DIVISION            DIVISION             DIVISION
                                             -------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           34,673   $          835,263   $           79,340

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             15                  (63)                  (9)
                                             -------------------------------------------------------------

NET ASSETS                                   $           34,658   $          835,326   $           79,349
                                             =============================================================

Unit value                                   $             9.59   $             9.37   $             9.91
                                             =============================================================

Units outstanding                                         3,614               89,149                8,007
                                             =============================================================

SEE ACCOMPANYING NOTES.

                                       12

                                                                       SERVICE CLASS 2 NON-AFFILIATED
                                             ----------------------------------------------------------------------------------
                                                     VIP                  VIP                  VIP                 VIP
                                                   GROWTH               GROWTH               OVERSEAS            OVERSEAS
                                              (IQ ANNUITY(TM))     (ANNUICHOICE(TM))     (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                  DIVISION              DIVISION             DIVISION            DIVISION
                                             ----------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          615,135   $           50,579   $           58,022   $           27,644

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            220                    8                  (16)                   6
                                             ----------------------------------------------------------------------------------

NET ASSETS                                   $          614,915   $           50,571   $           58,038   $           27,638
                                             =================================================================================

Unit value                                   $             7.89   $            10.01   $             7.68   $             9.55
                                             =================================================================================

Units outstanding                                        77,936                5,052                7,557                2,894
                                             =================================================================================

                                                            SERVICE CLASS 2 NON-AFFILIATED
                                             ------------------------------------------------------------
                                                    VIP
                                                 INVESTMENT               VIP                 VIP
                                                    GRADE             INVESTMENT             ASSET
                                                    BOND              GRADE BOND            MANAGER
                                              (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION
                                             ------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          257,166   $           58,886   $           55,697

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             39                    -                   (7)
                                             ------------------------------------------------------------

NET ASSETS                                   $          257,127   $           58,886   $           55,704
                                             ============================================================

Unit value                                   $            10.41   $            10.25   $             9.84
                                             ============================================================

Units outstanding                                        24,700                5,745                5,661
                                             ============================================================

SEE ACCOMPANYING NOTES.

                                       13

                                                                       SERVICE CLASS 2 NON-AFFILIATED
                                             ---------------------------------------------------------------------------------
                                                     VIP                  VIP                 VIP                   VIP
                                                    ASSET                INDEX               INDEX            ASSET MANAGER:
                                                   MANAGER                500                 500                 GROWTH
                                              (ANNUICHOICE(TM))     (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION             DIVISION
                                             ---------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           14,961   $          374,348   $          117,657   $           85,427

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                              5                  (72)                   1                   32
                                             ---------------------------------------------------------------------------------

NET ASSETS                                   $           14,956   $          374,420   $          117,656   $           85,395
                                             =================================================================================

Unit value                                   $            10.16   $             8.68   $             9.48   $             9.21
                                             =================================================================================

Units outstanding                                         1,472               43,136               12,411                9,272
                                             =================================================================================

                                                            SERVICE CLASS 2 NON-AFFILIATED
                                             ------------------------------------------------------------
                                                   VIP
                                               ASSET MANAGER:             VIP                 VIP
                                                   GROWTH             CONTRAFUND          CONTRAFUND
                                              (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION             DIVISION
                                             ------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           14,714   $          416,946   $            1,563

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                              5                   94                   (2)
                                             ------------------------------------------------------------

NET ASSETS                                   $           14,709   $          416,852   $            1,565
                                             ============================================================

Unit value                                   $            10.25   $             8.98   $             9.97
                                             ============================================================

Units outstanding                                         1,435               46,420                  157
                                             ============================================================

SEE ACCOMPANYING NOTES.

                                       14

                                                                     SERVICE CLASS 2  NON-AFFILIATED
                                             ---------------------------------------------------------------------------------
                                                     VIP                                                            VIP
                                                   GROWTH                 VIP                  VIP               GROWTH &
                                                OPPORTUNITIES          BALANCED             BALANCED              INCOME
                                              (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION             DIVISION
                                             ---------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $            5,109   $          294,931   $            4,551   $          414,653

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             (4)                  87                   (2)                  20
                                             ---------------------------------------------------------------------------------

NET ASSETS                                   $            5,113   $          294,844   $            4,553   $          414,633
                                             =================================================================================

Unit value                                   $             9.23   $             9.52   $            10.14   $             9.11
                                             =================================================================================

Units outstanding                                           554               30,971                  449               45,514
                                             =================================================================================

                                                           SERVICE CLASS 2  NON-AFFILIATED
                                             ------------------------------------------------------------
                                                     VIP
                                                   GROWTH &               VIP                  VIP
                                                   INCOME               MID CAP              MID CAP
                                              (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION             DIVISION
                                             ------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $            3,671   $          483,674   $           10,477

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                              2                   68                    3
                                             ------------------------------------------------------------

NET ASSETS                                   $            3,669   $          483,606   $           10,474
                                             ============================================================

Unit value                                   $            10.22   $            10.05   $            10.37
                                             ============================================================

Units outstanding                                           359               48,120                1,010
                                             ============================================================

SEE ACCOMPANYING NOTES.

                                       15

                                                            SERVICE CLASS 2 NON-AFFILIATED
                                             ------------------------------------------------------------
                                                                                               VIP
                                                      VIP                 VIP                DYNAMIC
                                                  AGGRESSIVE        DYNAMIC CAPITAL          CAPITAL
                                                    GROWTH           APPRECIATION         APPRECIATION
                                               (IQ ANNUITY(TM))     (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                   DIVISION            DIVISION             DIVISION
                                             ------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           17,329   $            4,363   $           14,966

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             (1)                   -                    2
                                             ------------------------------------------------------------

NET ASSETS                                   $           17,330   $            4,363   $           14,964
                                             ============================================================

Unit value                                   $            10.23   $            12.43   $            10.05
                                             ============================================================

Units outstanding                                         1,694                  351                1,489
                                             ============================================================

                                                                        SERVICE SHARES NON-AFFILIATED
                                             ---------------------------------------------------------------------------------
                                                                                                                   JANUS
                                                    JANUS                JANUS                JANUS                ASPEN
                                                    ASPEN                ASPEN                ASPEN             AGGRESSIVE
                                                   GROWTH               GROWTH               GROWTH               GROWTH
                                              (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (GRANDMASTER(TM))    (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION             DIVISION
                                             ---------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          118,523   $           30,666   $           44,328   $           56,231

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            (84)                  (8)                 (17)                  (9)
                                             ---------------------------------------------------------------------------------

NET ASSETS                                   $          118,607   $           30,674   $           44,345   $           56,240
                                             =================================================================================

Unit value                                   $             6.82   $             9.14   $             7.81   $             7.03
                                             =================================================================================

Units outstanding                                        17,391                3,356                5,678                8,000
                                             =================================================================================

SEE ACCOMPANYING NOTES.

                                       16

                                                                      SERVICE SHARES NON-AFFILIATED
                                             ---------------------------------------------------------------------------------
                                                   JANUS                JANUS                JANUS                JANUS
                                                   ASPEN                ASPEN                ASPEN                ASPEN
                                                 AGGRESSIVE           AGGRESSIVE            CAPITAL              CAPITAL
                                                   GROWTH               GROWTH            APPRECIATION         APPRECIATION
                                              (ANNUICHOICE(TM))   (GRANDMASTER(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION             DIVISION             DIVISION
                                             ---------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $            1,033   $           68,081   $          156,104   $           16,590

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                              4                   17                  (32)                   3
                                             ---------------------------------------------------------------------------------

NET ASSETS                                   $            1,029   $           68,064   $          156,136   $           16,587
                                             =================================================================================

Unit value                                   $             9.35   $             7.53   $             8.00   $            10.01
                                             =================================================================================

Units outstanding                                           110                9,039               19,517                1,657
                                             =================================================================================

                                                            SERVICE SHARES NON-AFFILIATED
                                             ------------------------------------------------------------
                                                   JANUS                JANUS                JANUS
                                                   ASPEN                ASPEN                ASPEN
                                                  CAPITAL               CORE                 CORE
                                                APPRECIATION           EQUITY               EQUITY
                                             (GRANDMASTER(TM))     (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION            DIVISION
                                             ------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          176,773   $           45,124   $           13,727

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             94                    2                    1
                                             ------------------------------------------------------------

NET ASSETS                                   $          176,679   $           45,122   $           13,726
                                             ============================================================

Unit value                                   $             8.33   $             8.58   $             9.99
                                             ============================================================

Units outstanding                                        21,210                5,259                1,374
                                             ============================================================

SEE ACCOMPANYING NOTES.

                                       17

                                                                        SERVICE SHARES NON-AFFILIATED
                                             ---------------------------------------------------------------------------------
                                                    JANUS                JANUS                JANUS               JANUS
                                                    ASPEN                ASPEN                ASPEN               ASPEN
                                                    CORE             INTERNATIONAL        INTERNATIONAL        INTERNATIONAL
                                                   EQUITY               GROWTH               GROWTH               GROWTH
                                              (GRANDMASTER(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                                  DIVISION             DIVISION              DIVISION             DIVISION
                                             ---------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           67,028   $        1,684,595   $           16,285   $          647,551

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                              5                  (21)                 (11)                 283
                                             ---------------------------------------------------------------------------------

NET ASSETS                                   $           67,023   $        1,684,616   $           16,296   $          647,268
                                             =================================================================================

Unit value                                   $             8.76   $             7.59   $            10.01   $             8.16
                                             =================================================================================

Units outstanding                                         7,651              221,952                1,628               79,322
                                             =================================================================================

                                                            SERVICE SHARES NON-AFFILIATED
                                             ------------------------------------------------------------
                                                   JANUS                JANUS                 JANUS
                                                   ASPEN                ASPEN                 ASPEN
                                                 STRATEGIC            STRATEGIC             STRATEGIC
                                                   VALUE                VALUE                 VALUE
                                              (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                                  DIVISION            DIVISION              DIVISION
                                             ------------------------------------------------------------

ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          139,773   $           32,830   $          195,159

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             50                    4                  (18)
                                             ------------------------------------------------------------

NET ASSETS                                   $          139,723   $           32,826   $          195,177
                                             ============================================================

Unit value                                   $             9.07   $             9.49   $             9.10
                                             ============================================================

Units outstanding                                        15,405                3,459               21,448
                                             ============================================================

SEE ACCOMPANYING NOTES.

                                       18

                                                            SERVICE SHARES NON-AFFILIATED
                                             ------------------------------------------------------------
                                                                                             JANUS
                                                   JANUS                JANUS                ASPEN
                                                   ASPEN                ASPEN              WORLDWIDE
                                                  BALANCED             BALANCED              GROWTH
                                              (ANNUICHOICE(TM))    (GRANDMASTER(TM))    (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION             DIVISION
                                             ------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $            9,885   $           48,252   $           44,603

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                              5                    -                  (27)
                                             ------------------------------------------------------------

NET ASSETS                                   $            9,880   $           48,252   $           44,630
                                             ============================================================

Unit value                                   $            10.00   $             9.57   $             9.52
                                             ============================================================

Units outstanding                                           988                5,042                4,688
                                             ============================================================

                                                  SERVICE SHARES NON-AFFILIATED             CLASS 1B SHARES NON-AFFILIATED
                                             ---------------------------------------   ---------------------------------------
                                                   JANUS                JANUS                PUTNAM               PUTNAM
                                                   ASPEN                ASPEN                  VT                   VT
                                                 WORLDWIDE            WORLDWIDE             GROWTH &              GROWTH &
                                                   GROWTH               GROWTH               INCOME                INCOME
                                              (IQ ANNUITY(TM))     (GRANDMASTER(TM))    (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION              DIVISION
                                             ---------------------------------------   ---------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          613,920   $          105,332   $           20,126   $          327,096

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                           (112)                 (22)                  (5)                 (61)
                                             ---------------------------------------   ---------------------------------------

NET ASSETS                                   $          614,032   $          105,354   $           20,131   $          327,157
                                             =======================================   =======================================

Unit value                                   $             8.53   $             8.31   $             9.82   $             9.06
                                             =======================================   =======================================

Units outstanding                                        71,985               12,678                2,050               36,110
                                             =======================================   =======================================

SEE ACCOMPANYING NOTES.

                                       19

                                                                        CLASS 1B NON-AFFILIATED
                                             ---------------------------------------------------------------------------------
                                                  PUTNAM               PUTNAM                PUTNAM               PUTNAM
                                                    VT                   VT                    VT                   VT
                                                 GROWTH &           INTERNATIONAL         INTERNATIONAL          SMALL CAP
                                                  INCOME               GROWTH                GROWTH                VALUE
                                              (GRANDMASTER(TM))    (IQ ANNUITY(TM))     (GRANDMASTER(TM))    (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION             DIVISION              DIVISION
                                             ---------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           26,471   $        1,114,296   $           47,236   $           80,435

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             (7)                  42                   21                   33
                                             ---------------------------------------------------------------------------------

NET ASSETS                                   $           26,478   $        1,114,254   $           47,215   $           80,402
                                             =================================================================================

Unit value                                   $             9.59   $             8.88   $             8.85   $            10.13
                                             =================================================================================

Units outstanding                                         2,761              125,479                5,335                7,937
                                             =================================================================================

                                                               CLASS 1B NON-AFFILIATED
                                             ------------------------------------------------------------
                                                   PUTNAM              PUTNAM
                                                     VT                   VT                 PUTNAM
                                                 SMALL CAP            SMALL CAP                VT
                                                    VALUE                VALUE             TECHNOLOGY
                                              (IQ ANNUITY(TM))     (GRANDMASTER(TM))    (ANNUICHOICE(TM))
                                                  DIVISION             DIVISION             DIVISION
                                             ------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $          101,881   $        5,075,601   $            1,008

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                             34                2,072                   (1)
                                             ------------------------------------------------------------

NET ASSETS                                   $          101,847   $        5,073,529   $            1,009
                                             ============================================================

Unit value                                   $            10.40   $            10.42   $             9.99
                                             ============================================================

Units outstanding                                         9,793              486,903                  101
                                             ============================================================

SEE ACCOMPANYING NOTES.

                                       20

                                                                        CLASS 1B NON-AFFILIATED
                                             ---------------------------------------------------------------------------------
                                                 PUTNAM VT            PUTNAM VT            PUTNAM VT             PUTNAM VT
                                                 TECHNOLOGY           TECHNOLOGY           VOYAGER II           VOYAGER II
                                              (IQ ANNUITY(TM))     (GRANDMASTER(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                  DIVISION             DIVISION             DIVISION             DIVISION
                                             ---------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           97,874   $          174,352   $            9,028   $           12,800

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                            (40)                  54                    6                    -
                                             ---------------------------------------------------------------------------------

NET ASSETS                                   $           97,914   $          174,298   $            9,022   $           12,800
                                             =================================================================================

Unit value                                   $             9.11   $             7.26   $             9.04   $            10.94
                                             =================================================================================

Units outstanding                                        10,748               24,008                  998                1,170
                                             =================================================================================

                                           CLASS 1B NON-AFFILIATED
                                           ------------------------
                                                  PUTNAM
                                                    VT
                                                  VOYAGER
                                                    II
                                              (GRANDMASTER(TM))
                                                  DIVISION
                                             ------------------
ASSETS
Investments, at value
   (aggregate cost of $311,674,091)          $           81,194

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                              7
                                             ------------------

NET ASSETS                                   $           81,187
                                             ==================

Unit value                                   $             7.93
                                             ==================

Units outstanding                                        10,238
                                             ==================

SEE ACCOMPANYING NOTES.

         SEPARATE ACCOUNT I OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS

                         PERIODS ENDED DECEMBER 31, 2001

                                                                             BARON                BARON               GABELLI
                                                                           SMALL CAP            SMALL CAP         LARGE CAP VALUE
                                                                       (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                                           DIVISION             DIVISION             DIVISION
                                                          TOTAL          -AUGUST 30*-          -JULY 30*-          -AUGUST 20*-
                                                 ---------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $       18,393,144   $                -   $                -   $              153

EXPENSES
   Mortality and expense risk and
     administrative charges                               4,058,909                   16                  357                   93
   Bonus rider fee                                            2,803                   14                    -                   77
   Death benefit rider fee                                      471                   15                    -                   27
                                                 ---------------------------------------------------------------------------------
   TOTAL EXPENSES                                         4,062,183                   45                  357                  197
                                                 ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             14,330,961                  (45)                (357)                 (44)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                  (12,951,484)                  63                   (9)                 (26)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                             2,813,591                    -                    -                    -
          End of period                                 (32,240,440)               1,085               16,090                1,819
                                                 ---------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                  (35,054,031)               1,085               16,090                1,819
                                                 ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                       (48,005,515)               1,148               16,081                1,793
                                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $      (33,674,554)  $            1,103   $           15,724   $            1,749
                                                 =================================================================================

                                                                        HARRIS BRETALL
                                                      GABELLI          SULLIVAN & SMITH       THIRD AVENUE
                                                   LARGE CAP VALUE       EQUITY GROWTH           VALUE
                                                  (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                      DIVISION             DIVISION             DIVISION
                                                      -JUNE 4*-          -AUGUST 30*-         -AUGUST 20*-
                                                 ------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $            1,272   $               96   $               12

EXPENSES
   Mortality and expense risk and
     administrative charges                                     609                  181                  136
   Bonus rider fee                                                -                    -                  110
   Death benefit rider fee                                        -                    -                   10
                                                 ------------------------------------------------------------
   TOTAL EXPENSES                                               609                  181                  256
                                                 ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    663                  (85)                (244)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                       (6,980)                  (7)                 (95)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                         195                1,246                7,340
                                                 ------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          195                1,246                7,340
                                                 ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                            (6,785)               1,239                7,245
                                                 ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $           (6,122)  $            1,154   $            7,001
                                                 ============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.


                                                    THIRD AVENUE          TOUCHSTONE           TOUCHSTONE          TOUCHSTONE
                                                       VALUE               BALANCED             BALANCED              BOND
                                                  (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION            DIVISION
                                                      -JUNE 4*-            -MAY 17*-           -AUGUST 30*-       -SEPTEMBER 7*-
                                                 -----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              687   $            3,013   $               57   $            7,238

EXPENSES
   Mortality and expense risk and
     administrative charges                                   1,166                  229                    -                  226
   Bonus rider fee                                                -                    -                    1                    -
   Death benefit rider fee                                        -                    -                    3                    -
                                                 -----------------------------------------------------------------------------------
   TOTAL EXPENSES                                             1,166                  229                    4                  226
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (479)               2,784                   53                7,012

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                       (1,181)                  (4)                   -                   16
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                      15,563               (1,954)                 (35)              (7,135)
                                                 -----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                       15,563               (1,954)                 (35)              (7,135)
                                                 -----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                            14,382               (1,958)                 (35)              (7,119)
                                                 -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $           13,903   $              826   $               18   $             (107)
                                                 ===================================================================================

                                                    TOUCHSTONE            TOUCHSTONE           TOUCHSTONE
                                                  EMERGING GROWTH        ENHANCED 30        GROWTH & INCOME
                                                  (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION
                                                    -OCTOBER 11*-       -NOVEMBER 12*-       -DECEMBER 14*-
                                                 --------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              413   $              143   $              569

EXPENSES
   Mortality and expense risk and
     administrative charges                                      14                   11                    6
   Bonus rider fee                                                -                    -                    -
   Death benefit rider fee                                        -                    -                    -
                                                 --------------------------------------------------------------
   TOTAL EXPENSES                                                14                   11                    6
                                                 --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    399                  132                  563

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                           93                    -                    -
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                         151                  314                 (388)
                                                 --------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          151                  314                 (388)
                                                 --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               244                  314                 (388)
                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              643   $              446   $              175
                                                 ==============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                                                    TOUCHSTONE
                                                     TOUCHSTONE           TOUCHSTONE           TOUCHSTONE          INTERNATIONAL
                                                    GROWTH/VALUE         GROWTH/VALUE          HIGH YIELD             EQUITY
                                                  (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                   -NOVEMBER 28*-         -AUGUST 30*-        -SEPTEMBER 18*-        -MAY 17*-
                                                 -----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $            4,256   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                       2                    3                   45                  157
   Bonus rider fee                                                -                    3                    -                    -
   Death benefit rider fee                                        -                    7                    -                    -
                                                 -----------------------------------------------------------------------------------
   TOTAL EXPENSES                                                 2                   13                   45                  157
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (2)                 (13)               4,211                 (157)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on sales
        of investments                                            -                    2                    -                  (26)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                         (20)                  41               (3,991)              (3,479)
                                                 -----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          (20)                  41               (3,991)              (3,479)
                                                 -----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               (20)                  43               (3,991)              (3,505)
                                                 -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              (22)  $               30   $              220   $           (3,662)
                                                 ===================================================================================

                                                     TOUCHSTONE           TOUCHSTONE           TOUCHSTONE
                                                    MONEY MARKET         MONEY MARKET        SMALL CAP VALUE
                                                  (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION
                                                      -JUNE 4*-          -AUGUST 30*-          -JUNE 27*-
                                                 --------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              427   $                3   $              142

EXPENSES
   Mortality and expense risk and
     administrative charges                                     250                    1                  133
   Bonus rider fee                                                -                    4                    -
   Death benefit rider fee                                        -                    -                    -
                                                 --------------------------------------------------------------
   TOTAL EXPENSES                                               250                    5                  133
                                                 --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    177                   (2)                   9

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on sales
        of investments                                            -                    -                  (28)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                           3                    -                5,245
                                                 --------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                            3                    -                5,245
                                                 --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                 3                    -                5,217
                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              180   $               (2)  $            5,226
                                                 ==============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                               VAN KAMPEN           VAN KAMPEN
                                                    TOUCHSTONE            TOUCHSTONE           BANDWITH &         BIOTECHNOLOGY &
                                                  SMALL CAP VALUE         VALUE PLUS        TELECOMMUNICATION     PHARMACEUTICAL
                                                 (ANNUICHOICE(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                     DIVISION              DIVISION             DIVISION            DIVISION
                                                    -AUGUST 30*-         -SEPTEMBER 5*-        -OCTOBER 22*-       -AUGUST 30*-
                                                 -----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $               10   $               91   $               23   $                4

EXPENSES
   Mortality and expense risk and
     administrative charges                                       3                   17                    9                    3
   Bonus rider fee                                                3                    -                    -                    3
   Death benefit rider fee                                        -                    -                    -                    -
                                                 -----------------------------------------------------------------------------------
   TOTAL EXPENSES                                                 6                   17                    9                    6
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      4                   74                   14                   (2)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                             2                   36                   80                    1
     Net unrealized appreciation (depreciation)
       of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                         219                  225                    4                   67
                                                 -----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
       depreciation during the period                           219                  225                    4                   67
                                                 -----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               221                  261                   84                   68
                                                 -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              225   $              335   $               98   $               66
                                                 ===================================================================================

                                                    VAN KAMPEN            VAN KAMPEN           VAN KAMPEN
                                                   BIOTECHNOLOGY &       MS HIGH-TECH            MS US
                                                   PHARMACEUTICAL          35 INDEX           MULTINATIONAL
                                                  (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                     DIVISION              DIVISION             DIVISION
                                                     -MAY 17*-           -OCTOBER 25*-        -NOVEMBER 28*-
                                                 --------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              359   $                1   $               11

EXPENSES
   Mortality and expense risk and
     administrative charges                                     513                    1                    2
   Bonus rider fee                                                -                    -                    -
   Death benefit rider fee                                        -                    -                    -
                                                 --------------------------------------------------------------
   TOTAL EXPENSES                                               513                    1                    2
                                                 --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (154)                   -                    9

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                            24                    3                    -
     Net unrealized appreciation (depreciation)
       of investments:
          Beginning of period                                     -                    -                    -
          End of period                                       4,340                   21                  (29)
                                                 --------------------------------------------------------------
     Change in net unrealized appreciation/
       depreciation during the period                         4,340                   21                  (29)
                                                 --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             4,364                   24                  (29)
                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $            4,210   $               24   $              (20)
                                                 ==============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                   INITIAL CLASS
                                                 ---------------------------------------------------------------------------------
                                                       VIP
                                                   MONEY MARKET               VIP                 VIP                 VIP
                                                 (GRANDMASTER(TM))        HIGH INCOME        EQUITY-INCOME           GROWTH
                                                     DIVISION               DIVISION            DIVISION            DIVISION
                                                 ---------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $        1,128,805   $        2,583,379   $        2,985,062   $        4,290,829

EXPENSES
   Mortality and expense risk and
     administrative charges                                 381,601              193,410              643,587              644,907
   Bonus rider fee                                                -                    -                    -                    -
   Death benefit rider fee                                        -                    -                    -                    -
                                                 ---------------------------------------------------------------------------------
   TOTAL EXPENSES                                           381,601              193,410              643,587              644,907
                                                 ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                747,204            2,389,969            2,341,475            3,645,922

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                             -           (6,478,827)             268,829           (1,286,417)
     Net unrealized appreciation (depreciation)
       of investments:
          Beginning of period                                11,413           (4,363,865)           3,756,439              572,388
          End of period                                      11,413           (1,900,188)          (1,724,368)         (13,138,814)
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
       depreciation during the period                             -            2,463,677           (5,480,807)         (13,711,202)
                                                 ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                 -           (4,015,150)          (5,211,978)         (14,997,619)
                                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $          747,204   $       (1,625,181)  $       (2,870,503)  $      (11,351,697)
                                                 =================================================================================

                                                                      INITIAL CLASS
                                                 ------------------------------------------------------------
                                                                            VIP II
                                                                          INVESTMENT
                                                        VIP               GRADE BOND             VIP II
                                                      OVERSEAS         (GRANDMASTER(TM))     ASSET MANAGER
                                                      DIVISION             DIVISION             DIVISION
                                                 ------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $        1,978,239   $          386,401   $        1,103,127

EXPENSES
   Mortality and expense risk and
     administrative charges                                 169,921              132,331              238,792
   Bonus rider fee                                                -                    -                    -
   Death benefit rider fee                                        -                    -                    -
                                                 ------------------------------------------------------------
   TOTAL EXPENSES                                           169,921              132,331              238,792
                                                 ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              1,808,318              254,070              864,335

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                    (6,470,799)             616,214             (800,496)
     Net unrealized appreciation (depreciation)
       of investments:
          Beginning of period                            (2,062,753)             322,883             (832,052)
          End of period                                    (548,527)              93,243           (2,011,659)
                                                 ------------------------------------------------------------
     Change in net unrealized appreciation/
       depreciation during the period                     1,514,226             (229,640)          (1,179,607)
                                                 ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                        (4,956,573)             386,574           (1,980,103)
                                                 ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $       (3,148,255)  $          640,644   $       (1,115,768)
                                                 ============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                   INITIAL CLASS
                                                 ----------------------------------------------------------------------------------
                                                      VIP II                  VIP II                                     VIP III
                                                     INDEX 500             ASSET MANAGER:            VIP II              GROWTH
                                                  (GRANDMASTER(TM))           GROWTH               CONTRAFUND         OPPORTUNITIES
                                                      DIVISION               DIVISION               DIVISION            DIVISION
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $          497,165   $          507,627   $        1,789,295   $           22,460

EXPENSES
   Mortality and expense risk and
     administrative charges                                 477,650               97,416              543,472               68,294
   Bonus rider fee                                                -                    -                    -                    -
   Death benefit rider fee                                        -                    -                    -                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                           477,650               97,416              543,472               68,294
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 19,515              410,211            1,245,823              (45,834)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                    2,846,210             (608,890)           3,156,729           (2,077,924)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                             4,128,868           (1,108,619)           5,051,020           (1,442,471)
          End of period                                  (3,512,208)          (1,673,377)          (6,175,789)            (318,867)
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                   (7,641,076)            (564,758)         (11,226,809)           1,123,604
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                        (4,794,866)          (1,173,648)          (8,070,080)            (954,320)
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $       (4,775,351)  $         (763,437)  $       (6,824,257)  $       (1,000,154)
                                                 ==================================================================================

                                                              INITIAL CLASS                  SERVICE CLASS
                                                 ---------------------------------------   -------------------
                                                                                                 VIP III
                                                     VIP  III               VIP III              MID CAP
                                                     BALANCED           GROWTH & INCOME     (GRANDMASTER(TM))
                                                     DIVISION               DIVISION             DIVISION
                                                 ---------------------------------------   -------------------
INVESTMENT INCOME
   Reinvested dividends                          $          237,893   $          694,008   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                  76,741              135,935               91,307
   Bonus rider fee                                                -                    -                    -
   Death benefit rider fee                                        -                    -                    -
                                                 ---------------------------------------   -------------------
   TOTAL EXPENSES                                            76,741              135,935               91,307
                                                 ---------------------------------------   -------------------
NET INVESTMENT INCOME (LOSS)                                161,152              558,073              (91,307)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                     (554,128)          (1,356,667)            (211,411)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                              (505,506)            (561,097)            (153,057)
          End of period                                    (265,506)          (1,055,171)            (349,479)
                                                 ---------------------------------------   -------------------
     Change in net unrealized appreciation/
        depreciation during the period                      240,000             (494,074)            (196,422)
                                                 ---------------------------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                          (314,128)          (1,850,741)            (407,833)
                                                 ---------------------------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $         (152,976)  $       (1,292,668)  $         (499,140)
                                                 =======================================   ===================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                   SERVICE CLASS
                                                 ---------------------------------------------------------------------------------
                                                                              MFS
                                                        MFS                INVESTORS              MFS                  MFS
                                                  EMERGING GROWTH        GROWTH STOCK       INVESTORS TRUST       MID CAP GROWTH
                                                  (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                    -JANUARY 30*-        -JANUARY 30*-        -FEBRUARY 9*-        -JANUARY 30*-
                                                 ---------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $           24,745   $              431   $               14   $              498

EXPENSES
   Mortality and expense risk and
     administrative charges                                   7,070                  657                   15                1,093
   Bonus rider fee                                                -                    -                    -                    -
   Death benefit rider fee                                        -                    -                    -                    -
                                                 ---------------------------------------------------------------------------------
   TOTAL EXPENSES                                             7,070                  657                   15                1,093
                                                 ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 17,675                 (226)                  (1)                (595)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                      (59,163)              (3,373)                (114)              (2,587)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                    (112,180)              (8,504)                 125               (8,766)
                                                 ---------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                     (112,180)              (8,504)                 125               (8,766)
                                                 ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                          (171,343)             (11,877)                  11              (11,353)
                                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $         (153,668)  $          (12,103)  $               10   $          (11,948)
                                                 =================================================================================

                                                                      SERVICE CLASS
                                                 ------------------------------------------------------------
                                                        MFS                   MFS                 MFS
                                                   MID CAP GROWTH       MID CAP GROWTH       NEW DISCOVERY
                                                  (ANNUICHOICE(TM))    (GRANDMASTER(TM))    (IQ ANNUITY(TM))
                                                      DIVISION              DIVISION            DIVISION
                                                     -AUGUST 20*-           -MAY 2*-          -JANUARY 30*-
                                                 ------------------------------------------------------------

INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $            1,622

EXPENSES
   Mortality and expense risk and
     administrative charges                                      71                7,118                  817
   Bonus rider fee                                               60                    -                    -
   Death benefit rider fee                                        4                    -                    -
                                                 ------------------------------------------------------------
   TOTAL EXPENSES                                               135                7,118                  817
                                                 ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (135)              (7,118)                 805

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                          (12)            (197,891)                (660)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                       6,333              (58,716)               5,126
                                                 -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                        6,333              (58,716)               5,126
                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             6,321             (256,607)               4,466
                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $            6,186   $         (263,725)  $            5,271
                                                 ============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                   SERVICE CLASS
                                                 ----------------------------------------------------------------------------------
                                                                                                  MFS                  MFS
                                                        MFS                  MFS                CAPITAL              CAPITAL
                                                    NEW DISCOVERY        NEW DISCOVERY       OPPORTUNITIES         OPPORTUNITIES
                                                  (ANNUICHOICE(TM))    (GRANDMASTER(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                    -AUGUST 30*-          - MAY 31*-           -MARCH 8*-          -AUGUST 10*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $              907   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                       1                  317                  442                  115
   Bonus rider fee                                                1                    -                    -                   69
   Death benefit rider fee                                        -                    -                    -                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                                 2                  317                  442                  184
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (2)                (317)                 465                 (184)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                            -                1,599                 (160)                 (24)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                          93                5,834               (8,018)              (1,772)
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                           93                5,834               (8,018)              (1,772)
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                93                7,433               (8,178)              (1,796)
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $               91   $            7,116   $           (7,713)  $           (1,980)
                                                 ==================================================================================

                                                                      SERVICE CLASS
                                                 --------------------------------------------------------------
                                                        MFS
                                                      CAPITAL                MFS                  MFS
                                                   OPPORTUNITIES        TOTAL RETURN         TOTAL RETURN
                                                  (GRANDMASTER(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM)))
                                                      DIVISION             DIVISION             DIVISION
                                                      -MAY 29*-          -JANUARY 30*-        -AUGUST 10*-
                                                 --------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $            2,120   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                     407                1,773                  170
   Bonus rider fee                                                -                    -                  110
   Death benefit rider fee                                        -                    -                    5
                                                 --------------------------------------------------------------
    TOTAL EXPENSES                                              407                1,773                  285
                                                 --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (407)                 347                 (285)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                       (1,404)              (2,073)                  (5)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                      (6,921)               6,296                1,137
                                                 --------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                       (6,921)               6,296                1,137
                                                 --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                            (8,325)               4,223                1,132
                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $           (8,732)  $            4,570   $              847
                                                 ==============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.


                                                    SERVICE CLASS                          SERVICE CLASS 2
                                                 ------------------- -------------------------------------------------------------
                                                         MFS                  VIP                 VIP                  VIP
                                                    TOTAL RETURN          MONEY MARKET        MONEY MARKET         HIGH INCOME
                                                  (GRANDMASTER(TM))     (IQ ANNUITY(TM))    (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                      DIVISION              DIVISION             DIVISION             DIVISION
                                                      -MAY 8*-           -FEBRUARY 12*-         -JULY 25*-         -FEBRUARY 22*-
                                                 ------------------- -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $          100,357   $            3,736   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                   7,971               50,842                1,621                  878
   Bonus rider fee                                                -                    -                1,374                    -
   Death benefit rider fee                                        -                    -                  230                    -
                                                 ------------------- -------------------------------------------------------------
   TOTAL EXPENSES                                             7,971               50,842                3,225                  878
                                                 ------------------- -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (7,971)              49,515                  511                 (878)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                       (9,709)                   -                    -               (2,247)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                     (12,799)                   -                    -               (4,631)
                                                 ------------------- -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                      (12,799)                   -                    -               (4,631)
                                                 ------------------- -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                           (22,508)                   -                    -               (6,878)
                                                 ------------------- -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $          (30,479)  $           49,515   $              511   $           (7,756)
                                                 =================== =============================================================

                                                                      SERVICE CLASS 2
                                                 -------------------------------------------------------------
                                                        VIP                  VIP                 VIP
                                                    HIGH INCOME         EQUITY-INCOME        EQUITY-INCOME
                                                  (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                     DIVISION              DIVISION             DIVISION
                                                     -JULY 23*-         -JANUARY 30*-         -AUGUST 30*-
                                                 -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $            6,445   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                     130                7,427                   97
   Bonus rider fee                                               79                    -                   89
   Death benefit rider fee                                        1                    -                   19
                                                 -------------------------------------------------------------
   TOTAL EXPENSES                                               210                7,427                  205
                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (210)                (982)                (205)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                           (9)             (16,196)                  15
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                      (2,030)             (22,963)               3,523
                                                 --------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                       (2,030)             (22,963)               3,523
                                                 --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                            (2,039)             (39,159)               3,538
                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $           (2,249)  $          (40,141)  $            3,333
                                                 ==============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                 ----------------------------------------------------------------------------------
                                                        VIP                  VIP                  VIP                  VIP
                                                      GROWTH               GROWTH              OVERSEAS              OVERSEAS
                                                  (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                    -JANUARY 30*-        -AUGUST 30*-         -JANUARY 30*-        -AUGUST 30*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $            7,038   $                -   $            6,269   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                   5,451                  122                  673                   27
   Bonus rider fee                                                -                  101                    -                   31
   Death benefit rider fee                                        -                   32                    -                   10
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                             5,451                  255                  673                   68
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  1,587                 (255)               5,596                  (68)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                      (38,530)               7,060                 (248)                   4
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                     (42,213)               1,202              (18,841)                 202
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                      (42,213)               1,202              (18,841)                 202
                                                 ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                           (80,743)               8,262              (19,089)                 206
                                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $          (79,156)  $            8,007   $          (13,493)  $              138
                                                 ================================================================================-

                                                                      SERVICE CLASS 2
                                                 -------------------------------------------------------------
                                                        VIP                  VIP
                                                    INVESTMENT           INVESTMENT              VIP
                                                    GRADE BOND           GRADE BOND          ASSET MANAGER
                                                  (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM)))
                                                     DIVISION              DIVISION             DIVISION
                                                    -MARCH 14*-           -JULY 23*-          -APRIL 26*-
                                                 -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                   1,034                   44                  225
   Bonus rider fee                                                -                   38                    -
   Death benefit rider fee                                        -                    5                    -
                                                 -------------------------------------------------------------
   TOTAL EXPENSES                                             1,034                   87                  225
                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (1,034)                 (87)                (225)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                        8,934                   24                  (63)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                        (304)                 (75)               1,064
                                                 -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                         (304)                 (75)               1,064
                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             8,630                  (51)               1,001
                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $            7,596   $             (138)  $              776
                                                 =============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                 ----------------------------------------------------------------------------------
                                                                                                                       VIP
                                                        VIP                  VIP                  VIP             ASSET MANAGER:
                                                    ASSET MANAGER         INDEX 500            INDEX 500             GROWTH
                                                  (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                    -AUGUST 30*-        -FEBRUARY 15*-         -JULY 23*-         -FEBRUARY 20*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                      25                2,137                  156                  348
   Bonus rider fee                                               17                    -                  149                    -
   Death benefit rider fee                                        -                    -                   39                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                                42                2,137                  344                  348
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (42)              (2,137)                (344)                (348)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                            9               (1,406)                 (26)                 (35)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                         648               (3,669)               4,352                 (163)
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          648               (3,669)               4,352                 (163)
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               657               (5,075)               4,326                 (198)
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              615   $           (7,212)  $            3,982   $             (546)
                                                 ==================================================================================

                                                                      SERVICE CLASS 2
                                                 -------------------------------------------------------------
                                                        VIP
                                                   ASSET MANAGER:           VIP                  VIP
                                                      GROWTH             CONTRAFUND           CONTRAFUND
                                                  (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                     DIVISION              DIVISION             DIVISION
                                                    -AUGUST 30*-        -JANUARY 30*-         -AUGUST 30*-
                                                 -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $            1,003   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                      28                1,970                    1
   Bonus rider fee                                               20                    -                    -
   Death benefit rider fee                                        2                    -                    -
                                                 -------------------------------------------------------------
   TOTAL EXPENSES                                                50                1,970                    1
                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (50)                (967)                  (1)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                            1               (4,688)                   -
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                         681                5,091                   18
                                                 -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          681                5,091                   18
                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               682                  403                   18
                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              632   $             (564)  $               17
                                                 =============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                 ----------------------------------------------------------------------------------
                                                        VIP
                                                      GROWTH                 VIP                  VIP                  VIP
                                                   OPPORTUNITIES           BALANCED             BALANCED          GROWTH & INCOME
                                                  (IQ ANNUITY(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                      -MAY 4*-          -JANUARY 30*-         -AUGUST 30*-         -FEBRUARY 9*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $              538   $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                      39                1,717                    5                1,747
   Bonus rider fee                                                -                    -                    3                    -
   Death benefit rider fee                                        -                    -                    1                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                                39                1,717                    9                1,747
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (39)              (1,179)                  (9)              (1,747)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                           (3)              (2,295)                   -                 (108)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                        (219)               4,424                   84                  (25)
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                         (219)               4,424                   84                  (25)
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                              (222)               2,129                   84                 (133)
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $             (261)  $              950   $               75   $           (1,880)
                                                 ==================================================================================

                                                                      SERVICE CLASS 2
                                                 -------------------------------------------------------------
                                                        VIP                  VIP                 VIP
                                                   GROWTH & INCOME         MID CAP             MID CAP
                                                  (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                     DIVISION              DIVISION             DIVISION
                                                    -AUGUST 30*-        -FEBRUARY 12*-        -AUGUST 30*-
                                                 -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                       6                2,183                   14
   Bonus rider fee                                                5                    -                   12
   Death benefit rider fee                                        1                    -                    2
                                                 -------------------------------------------------------------
   TOTAL EXPENSES                                                12                2,183                   28
                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (12)              (2,183)                 (28)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                            1                 (655)                  44
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                         161               23,876                  449
                                                 -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          161               23,876                  449
                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               162               23,221                  493
                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              150   $           21,038   $              465
                                                 =============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                      SERVICE CLASS 2
                                                 -------------------------------------------------------------
                                                                             VIP                 VIP
                                                        VIP             DYNAMIC CAPITAL     DYNAMIC CAPITAL
                                                  AGGRESSIVE GROWTH      APPRECIATION        APPRECIATION
                                                  (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                     DIVISION              DIVISION             DIVISION
                                                    -JULY 30*-          -SEPTEMBER 20*-       -AUGUST 30*-
                                                 -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                      13                   10                   28
   Bonus rider fee                                                -                    -                   20
   Death benefit rider fee                                        -                    -                    2
                                                 -------------------------------------------------------------
   TOTAL EXPENSES                                                13                   10                   50
                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (13)                 (10)                 (50)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                            -                    2                    2
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                         402                  395                  933
                                                 -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          402                  395                  933
                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               402                  397                  935
                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              389   $              387   $              885
                                                 =============================================================

                                                                                   SERVICE SHARES
                                                 ----------------------------------------------------------------------------------
                                                    JANUS ASPEN          JANUS ASPEN          JANUS ASPEN          JANUS ASPEN
                                                      GROWTH               GROWTH               GROWTH           AGGRESSIVE GROWTH
                                                  (IQ ANNUITY(TM))    (ANNUICHOICE(TM))     (GRANDMASTER(TM))     (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                   -JANUARY 30*-         -AUGUST 9*-            -MAY 2*-          -FEBRUARY 22*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              160   $                -   $               88   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                   1,228                  113                  252                  666
   Bonus rider fee                                                -                   68                    -                    -
   Death benefit rider fee                                        -                    -                    -                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                             1,228                  181                  252                  666
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (1,068)                (181)                (164)                (666)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                      (10,459)                 (26)              (7,751)              (6,931)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                     (16,806)              (2,633)                (133)             (12,013)
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                      (16,806)              (2,633)                (133)             (12,013)
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                           (27,265)              (2,659)              (7,884)             (18,944)
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $          (28,333)  $           (2,840)  $           (8,048)  $          (19,610)
                                                 ==================================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE SHARES
                                                 ----------------------------------------------------------------------------------
                                                                                              JANUS ASPEN          JANUS ASPEN
                                                    JANUS ASPEN          JANUS ASPEN            CAPITAL              CAPITAL
                                                  AGGRESSIVE GROWTH    AGGRESSIVE GROWTH      APPRECIATION         APPRECIATION
                                                  (ANNUICHOICE(TM))    (GRANDMASTER(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                    -AUGUST 30*-           -MAY 2*-          -FEBRUARY 20*-        -AUGUST 30*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $              713   $               32

EXPENSES
   Mortality and expense risk and
     administrative charges                                       1                  691                  896                   42
   Bonus rider fee                                                -                    -                    -                   35
   Death benefit rider fee                                        -                    -                    -                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                                 1                  691                  896                   77
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (1)                (691)                (183)                 (45)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                            -              (11,407)              (1,207)                   7
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                           3              (13,142)              (7,310)               2,125
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                            3              (13,142)              (7,310)               2,125
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                 3              (24,549)              (8,517)               2,132
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $                2   $          (25,240)  $           (8,700)  $            2,087
                                                 ==================================================================================

                                                                      SERVICE SHARES
                                                 -------------------------------------------------------------
                                                    JANUS ASPEN
                                                      CAPITAL            JANUS ASPEN           JANUS ASPEN
                                                    APPRECIATION        CORE EQUITY            CORE EQUITY
                                                  (GRANDMASTER(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                     DIVISION              DIVISION             DIVISION
                                                      -MAY 4*-          -JANUARY 30*-         -AUGUST 30*-
                                                 -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              933   $              854   $               22

EXPENSES
   Mortality and expense risk and
     administrative charges                                   1,083                  358                   18
   Bonus rider fee                                                -                    -                   16
   Death benefit rider fee                                        -                    -                    3
                                                 -------------------------------------------------------------
   TOTAL EXPENSES                                             1,083                  358                   37
                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (150)                 496                  (15)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                       (6,296)                 (57)                   1
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                     (16,092)              (3,411)                 483
                                                 -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                      (16,092)              (3,411)                 483
                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                           (22,388)              (3,468)                 484
                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $          (22,538)  $           (2,972)  $              469
                                                 =============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE SHARES
                                                 ----------------------------------------------------------------------------------
                                                                         JANUS ASPEN          JANUS ASPEN          JANUS ASPEN
                                                    JANUS ASPEN         INTERNATIONAL        INTERNATIONAL         INTERNATIONAL
                                                    CORE EQUITY            GROWTH               GROWTH                GROWTH
                                                  (GRANDMASTER(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                     -MAY 23*-           -FEBRUARY 9*-        -AUGUST 30*-           -MAY 22*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $            2,164   $            2,696   $               21   $            4,486

EXPENSES
   Mortality and expense risk and
     administrative charges                                     491                5,208                   20                4,813
   Bonus rider fee                                                -                    -                   18                    -
   Death benefit rider fee                                        -                    -                    5                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                               491                5,208                   43                4,813
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  1,673               (2,512)                 (22)                (327)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                       (2,517)             180,709                    1             (119,121)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                      (4,688)              38,020                  985               41,354
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                       (4,688)              38,020                  985               41,354
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                            (7,205)             218,729                  986              (77,767)
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $           (5,532)  $          216,217   $              964   $          (78,094)
                                                 ==================================================================================

                                                                      SERVICE SHARES
                                                 -------------------------------------------------------------
                                                    JANUS ASPEN          JANUS ASPEN          JANUS ASPEN
                                                  STRATEGIC VALUE      STRATEGIC VALUE      STRATEGIC VALUE
                                                  (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                                     DIVISION              DIVISION             DIVISION
                                                    -MARCH 14*-           -JULY 23*-            -MAY 8*-
                                                 -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $               65   $                -   $              207

EXPENSES
   Mortality and expense risk and
     administrative charges                                     710                   60                1,308
   Bonus rider fee                                                -                   41                    -
   Death benefit rider fee                                        -                    2                    -
                                                 -------------------------------------------------------------
   TOTAL EXPENSES                                               710                  103                1,308
                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (645)                (103)              (1,101)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                         (151)                 (22)              (2,440)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                         626                1,327              (11,864)
                                                 -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          626                1,327              (11,864)
                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               475                1,305              (14,304)
                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $             (170)  $            1,202   $          (15,405)
                                                 =============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE SHARES
                                                 ----------------------------------------------------------------------------------
                                                    JANUS ASPEN          JANUS ASPEN          JANUS ASPEN          JANUS ASPEN
                                                      BALANCED             BALANCED         WORLDWIDE GROWTH     WORLDWIDE GROWTH
                                                  (ANNUICHOICE(TM))    (GRANDMASTER(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION             DIVISION             DIVISION
                                                    -AUGUST 30*-           -MAY 2*-           -AUGUST 10*-           -JUNE 4*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $               67   $              520   $               31   $              785

EXPENSES
   Mortality and expense risk and
     administrative charges                                      12                  197                  148                3,751
   Bonus rider fee                                               11                    -                   94                    -
   Death benefit rider fee                                        2                    -                    2                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                                25                  197                  244                3,751
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     42                  323                 (213)              (2,966)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                            1                 (506)                (160)              84,361
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -                    -
          End of period                                          75                  784                  175                9,286
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                           75                  784                  175                9,286
                                                 ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                76                  278                   15               93,647
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              118   $              601   $             (198)  $           90,681
                                                 ==================================================================================

                                                   SERVICE SHARES                CLASS 1B SHARES
                                                 ------------------   ----------------------------------------
                                                    JANUS ASPEN            PUTNAM VT            PUTNAM VT
                                                  WORLDWIDE GROWTH      GROWTH & INCOME      GROWTH & INCOME
                                                  (GRANDMASTER(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                      DIVISION              DIVISION             DIVISION
                                                      -MAY 2*-            -AUGUST 30*-          -JUNE 5*-
                                                 ------------------   ----------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              307   $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                   1,056                   29                  988
   Bonus rider fee                                                -                   23                    -
   Death benefit rider fee                                        -                    -                    -
                                                 ------------------   ----------------------------------------
   TOTAL EXPENSES                                             1,056                   52                  988
                                                 ------------------   ----------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (749)                 (52)                (988)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                      (15,561)                  17               (4,575)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                       4,926                  782                4,851
                                                 ------------------   ----------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                        4,926                  782                4,851
                                                 ------------------   ----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                           (10,635)                 799                  276
                                                 ------------------   ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $          (11,384)  $              747   $             (712)
                                                 ==================   ========================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   CLASS 1B SHARES
                                                 ----------------------------------------------------------------------------------
                                                                            PUTNAM VT          PUTNAM VT
                                                      PUTNAM VT           INTERNATIONAL      INTERNATIONAL           PUTNAM VT
                                                   GROWTH & INCOME           GROWTH             GROWTH            SMALL CAP VALUE
                                                  (GRANDMASTER(TM))     (IQ ANNUITY(TM))   (GRANDMASTER(TM))     (ANNUICHOICE(TM))
                                                      DIVISION              DIVISION           DIVISION              DIVISION
                                                      -JULY 9*-             -JUNE 4*-          -MAY 15*-           -AUGUST 30*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                 -  $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                     191                 5,007                 744                   89
   Bonus rider fee                                                -                     -                   -                   90
   Death benefit rider fee                                        -                     -                   -                   25
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                               191                 5,007                 744                  204
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (191)               (5,007)               (744)                (204)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                        2,043               236,025              45,520                  151
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                     -                   -                    -
          End of period                                         713                27,948                 650                7,671
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          713                27,948                 650                7,671
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             2,756               263,973              46,170                7,822
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $            2,565   $           258,966  $           45,426   $            7,618
                                                 ==================================================================================

                                                                      CLASS 1B SHARES
                                                 -------------------------------------------------------------
                                                      PUTNAM VT            PUTNAM VT            PUTNAM VT
                                                   SMALL CAP VALUE      SMALL CAP VALUE        TECHNOLOGY
                                                  (IQ ANNUITY(TM))     (GRANDMASTER(TM))    (ANNUICHOICE(TM))
                                                      DIVISION             DIVISION             DIVISION
                                                     -JUNE 29*-            -MAY 25*-          -AUGUST 30*-
                                                 -------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                     412               20,231                    1
   Bonus rider fee                                                -                    -                    -
   Death benefit rider fee                                        -                    -                    3
                                                 -------------------------------------------------------------
   TOTAL EXPENSES                                               412               20,231                    4
                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (412)             (20,231)                  (4)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                         (355)             (15,371)                   -
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                    -                    -
          End of period                                       9,217              482,751                  (20)
                                                 -------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                        9,217              482,751                  (20)
                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             8,862              467,380                  (20)
                                                 ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $            8,450   $          447,149   $              (24)
                                                 =============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   CLASS 1B SHARES
                                                 ----------------------------------------------------------------------------------
                                                      PUTNAM VT            PUTNAM VT           PUTNAM VT             PUTNAM VT
                                                     TECHNOLOGY           TECHNOLOGY          VOYAGER II            VOYAGER II
                                                  (IQ ANNUITY(TM))     (GRANDMASTER(TM))   (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION            DIVISION              DIVISION
                                                    -AUGUST 14*-           -MAY 23*-          -JULY 23*-          -SEPTEMBER 10*
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -   $                 -  $                -   $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                     256                   890                  20                   30
   Bonus rider fee                                                -                     -                  14                    -
   Death benefit rider fee                                        -                     -                  14                    -
                                                 ----------------------------------------------------------------------------------
   TOTAL EXPENSES                                               256                   890                  48                   30
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (256)                 (890)                (48)                 (30)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                          (20)                 (275)                 (8)                 (32)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -                     -                   -                    -
          End of period                                         248               (19,865)                508                1,109
                                                 ----------------------------------------------------------------------------------
     Change in net unrealized appreciation/
        depreciation during the period                          248               (19,865)                508                1,109
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               228               (20,140)                500                1,077
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              (28)  $           (21,030) $              452    $           1,047
                                                 ==================================================================================

                                                  CLASS 1B SHARES
                                                 -------------------
                                                      PUTNAM VT
                                                     VOYAGER II
                                                  (GRANDMASTER(TM))
                                                      DIVISION
                                                      -MAY 2*-
                                                 -------------------
INVESTMENT INCOME
   Reinvested dividends                          $                -

EXPENSES
   Mortality and expense risk and
     administrative charges                                     317
   Bonus rider fee                                                -
   Death benefit rider fee                                        -
                                                 -------------------
   TOTAL EXPENSES                                               317
                                                 -------------------
NET INVESTMENT INCOME (LOSS)                                   (317)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
        of investments                                       (3,470)
     Net unrealized appreciation (depreciation)
        of investments:
          Beginning of period                                     -
          End of period                                       3,640
                                                 -------------------
     Change in net unrealized appreciation/
        depreciation during the period                        3,640
                                                 -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                               170
                                                 -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $             (147)
                                                 ===================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

        Separate Account I of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2001

                                                                          BARON                  BARON                 GABELLI
                                                                        SMALL CAP              SMALL CAP           LARGE CAP VALUE
                                                                   (ANNUICHOICE(TM))       (IQ ANNUITY(TM))       (ANNUICHOICE(TM)))
                                                                        DIVISION               DIVISION               DIVISION
                                                  TOTAL               -AUGUST 30*-            -JULY 30*-            -AUGUST 20*-
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $      14,330,961      $             (45)     $            (357)     $             (44)
   Net realized gain (loss) on sales of
    investments                                   (12,951,484)                    63                     (9)                   (26)
   Change in net unrealized
    appreciation/depreciation
    during the period                             (35,054,031)                 1,085                 16,090                  1,819
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (33,674,554)                 1,103                 15,724                  1,749

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders             13,541,145                      -                 64,375                      -
   Contract terminations and benefits             (53,970,403)                   (45)                     -                   (112)
   Net transfers among investment options          13,193,946                 12,368                117,865                 49,912
   Contract maintenance charges                       (96,494)                     -                      -                      -
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions              (27,331,806)                12,323                182,240                 49,800
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                 (61,006,360)                13,426                197,964                 51,549

Net assets, beginning of year                     340,427,623                      -                      -                      -
                                            ----------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $     279,421,263      $          13,426      $         197,964      $          51,549
                                            ========================================================================================

UNIT TRANSACTIONS
   Units purchased                                                                (3)                 6,899                    (12)
   Units redeemed                                                                 (5)                     -                    (12)
   Units transferred                                                           1,323                 12,957                  5,615
                                                                   -----------------------------------------------------------------
Net increase (decrease) in units                                               1,315                 19,856                  5,591
                                                                   =================================================================

                                                                     HARRIS BRETALL
                                                  GABELLI           SULLIVAN & SMITH         THIRD AVENUE
                                              LARGE CAP VALUE         EQUITY GROWTH             VALUE
                                             (IQ ANNUITY(TM))       (IQ ANNUITY(TM))       (ANNUICHOICE(TM)
                                                 DIVISION               DIVISION               DIVISION
                                                 -JUNE 4*-             -AUGUST 30*-          -AUGUST 20*-
                                            -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             663      $             (85)     $            (244)
   Net realized gain (loss) on sales of
    investments                                        (6,980)                    (7)                   (95)
   Change in net unrealized
    appreciation/depreciation
    during the period                                     195                  1,246                  7,340
                                            -----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (6,122)                 1,154                  7,001

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 70,982                 17,973                 16,933
   Contract terminations and benefits                  (1,264)                     -                   (474)
   Net transfers among investment options              92,607                 83,777                 75,055
   Contract maintenance charges                             -                      -                      -
                                            -----------------------------------------------------------------
   Net increase (decrease) in net assets
    from contract related transactions                162,325                101,750                 91,514
                                            -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     156,203                102,904                 98,515

Net assets, beginning of year                               -                      -                      -
                                            -----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         156,203      $         102,904      $          98,515
                                            =================================================================

UNIT TRANSACTIONS
   Units purchased                                      8,249                  1,786                  1,922
   Units redeemed                                        (150)                     -                    (49)
   Units transferred                                   11,067                  8,166                  8,068
                                            -----------------------------------------------------------------
Net increase (decrease) in units                       19,166                  9,952                  9,941
                                            =================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                              THIRD AVENUE             TOUCHSTONE             TOUCHSTONE            TOUCHSTONE
                                                  VALUE                 BALANCED               BALANCED                BOND
                                             (IQ ANNUITY(TM))       (IQ ANNUITY(TM))       (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                DIVISION                DIVISION               DIVISION              DIVISION
                                                 -JUNE 4*-              -MAY 17*-            -AUGUST 30*-         -SEPTEMBER 7*-
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $            (479)     $           2,784      $              53      $           7,012
   Net realized gain (loss) on sales of
    investments                                        (1,181)                    (4)                     -                     16
   Change in net unrealized
    appreciation/depreciation
    during the period                                  15,563                 (1,954)                   (35)                (7,135)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            13,903                    826                     18                   (107)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                178,553                 60,513                      -                 57,757
   Contract terminations and benefits                    (873)                     -                      -                      -
   Net transfers among investment options             204,300                  5,189                  1,241                 61,566
   Contract maintenance charges                             -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                  381,980                 65,702                  1,241                119,323
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     395,883                 66,528                  1,259                119,216

Net assets, beginning of year                               -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         395,883      $          66,528      $           1,259      $         119,216
                                            ========================================================================================

UNIT TRANSACTIONS
   Units purchased                                     18,557                  6,183                      -                  5,735
   Units redeemed                                         (91)                     -                      -                      -
   Units transferred                                   21,848                    537                    124                  6,092
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in units                       40,314                  6,720                    124                 11,827
                                            ========================================================================================

                                               TOUCHSTONE             TOUCHSTONE            TOUCHSTONE
                                             EMERGING GROWTH         ENHANCED 30          GROWTH & INCOME
                                            (IQ ANNUITY(TM))      (IQ ANNUITY(TM))       (IQ ANNUITY(TM))
                                                DIVISION              DIVISION               DIVISION
                                              -OCTOBER 11*-         -NOVEMBER 12*-         -DECEMBER 14*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             399      $             132      $             563
   Net realized gain (loss) on sales of
    investments                                            93                      -                      -
   Change in net unrealized
    appreciation/depreciation
    during the period                                     151                    314                   (388)
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               643                    446                    175

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                    920                 14,588                  7,993
   Contract terminations and benefits                  (1,203)                     -                      -
   Net transfers among investment options               4,851                      3                     (2)
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                    4,568                 14,591                  7,991
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       5,211                 15,037                  8,166

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $           5,211      $          15,037      $           8,166
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                         92                  1,467                    799
   Units redeemed                                        (112)                     -                      -
   Units transferred                                      484                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in units                          464                  1,467                    799
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                TOUCHSTONE             TOUCHSTONE             TOUCHSTONE            INTERNATIONAL
                                               GROWTH/VALUE           GROWTH/VALUE            HIGH YIELD               EQUITY
                                             (IQ ANNUITY(TM))       (ANNUICHOICE(TM))      (IQ ANNUITY(TM))       (IQ ANNUITY(TM))
                                                 DIVISION               DIVISION               DIVISION               DIVISION
                                              -NOVEMBER 28*-          -AUGUST 30*-          -SEPTEMBER 18*            -MAY 17*-
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $              (2)     $             (13)     $           4,211      $            (157)
   Net realized gain (loss) on sales of
    investments                                             -                      2                      -                    (26)
   Change in net unrealized
    appreciation/depreciation
    during the period                                     (20)                    41                 (3,991)                (3,479)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (22)                    30                    220                 (3,662)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                  1,149                      -                 41,335                 20,000
   Contract terminations and benefits                       -                    (45)                     -                      -
   Net transfers among investment options                   2                  2,866                  2,770                      2
   Contract maintenance charges                             -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                   1,151                  2,821                 44,105                 20,002
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       1,129                  2,851                 44,325                 16,340

Net assets, beginning of year                               -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $           1,129      $           2,851      $          44,325      $          16,340
                                            ========================================================================================

UNIT TRANSACTIONS
   Units purchased                                        115                     (1)                 4,089                  2,000
   Units redeemed                                           -                     (4)                     -                      -
   Units transferred                                        -                    291                    278                      -
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in units                          115                    286                  4,367                  2,000
                                            ========================================================================================

                                                   TOUCHSTONE             TOUCHSTONE             TOUCHSTONE
                                                  MONEY MARKET           MONEY MARKET          SMALL CAP VALUE
                                                (IQ ANNUITY(TM))       (ANNUICHOICE(TM))      (IQ ANNUITY(TM))
                                                    DIVISION               DIVISION               DIVISION
                                                    -JUNE 4*-            -AUGUST 30*-            -JUNE 27*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             177     $               (2)    $                9
   Net realized gain (loss) on sales of
    investments                                             -                      -                    (28)
   Change in net unrealized
    appreciation/depreciation
    during the period                                       3                      -                  5,245
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               180                     (2)                 5,226

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 14,019                      -                  9,616
   Contract terminations and benefits                  (6,900)                     -                   (312)
   Net transfers among investment options              56,248                  3,721                 29,029
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   63,367                  3,721                 38,333
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      63,547                  3,719                 43,559

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          63,547     $            3,719     $          43,559
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                      1,402                      -                    967
   Units redeemed                                        (686)                     -                    (34)
   Units transferred                                    5,582                    370                  3,078
                                            ----------------------------------------------------------------
Net increase (decrease) in units                        6,298                    370                  4,011
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                              VAN KAMPEN             VAN KAMPEN
                                               TOUCHSTONE             TOUCHSTONE              BANDWITH &           BIOTECHNOLOGY &
                                             SMALL CAP VALUE          VALUE PLUS           TELECOMMUNICATION       PHARMACEUTICAL
                                            (ANNUICHOICE(TM))      (IQ ANNUITY(TM))         (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                DIVISION               DIVISION                DIVISION               DIVISION
                                              -AUGUST 30*-          -SEPTEMBER 5*-           -OCTOBER 22*-          -AUGUST 30*-
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $               4      $              74      $              14      $              (2)
   Net realized gain (loss) on sales of
    investments                                             2                     36                     80                      1
   Change in net unrealized
    appreciation/depreciation
    during the period                                     219                    225                      4                     67
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               225                    335                     98                     66

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                      -                  7,090                  1,736                      -
   Contract terminations and benefits                     (45)                     -                 (1,170)                   (45)
   Net transfers among investment options               2,864                    756                  1,998                  2,866
   Contract maintenance charges                             -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                    2,819                  7,846                  2,564                  2,821
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       3,044                  8,181                  2,662                  2,887

Net assets, beginning of year                               -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $           3,044      $           8,181      $           2,662      $           2,887
                                            ========================================================================================

UNIT TRANSACTIONS
   Units purchased                                          -                    734                    149                      -
   Units redeemed                                          (4)                     -                   (109)                    (4)
   Units transferred                                      271                     80                    200                    293
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in units                          267                    814                    240                    289
                                            ========================================================================================

                                               VAN KAMPEN             VAN KAMPEN              VAN KAMPEN
                                             BIOTECHNOLOGY &         MS HIGH-TECH                MS US
                                             PHARMACEUTICAL            35 INDEX              MULTINATIONAL
                                            (IQ ANNUITY(TM))       (IQ ANNUITY(TM))        (IQ ANNUITY(TM))
                                                DIVISION               DIVISION                DIVISION
                                                -MAY 17*-            -OCTOBER 25*-          -NOVEMBER 28*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $            (154)     $               -      $               9
   Net realized gain (loss) on sales of
    investments                                            24                      3                      -
   Change in net unrealized
    appreciation/depreciation
    during the period                                   4,340                     21                    (29)
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             4,210                     24                    (20)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 41,664                      -                  1,642
   Contract terminations and benefits                  (1,430)                     -                      -
   Net transfers among investment options             121,529                    961                     (2)
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                  161,763                    961                  1,640
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     165,973                    985                  1,620

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         165,973      $             985      $           1,620
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                      4,167                      -                    164
   Units redeemed                                        (141)                     -                      -
   Units transferred                                   12,214                     86                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in units                       16,240                     86                    164
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                INITIAL CLASS
                                            ----------------------------------------------------------------------------------------
                                                   VIP
                                              MONEY MARKET                 VIP                    VIP                    VIP
                                            (GRANDMASTER(TM))          HIGH INCOME           EQUITY-INCOME             GROWTH
                                                DIVISION                DIVISION               DIVISION               DIVISION
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $         747,204      $       2,389,969      $       2,341,475      $       3,645,922
   Net realized gain (loss) on sales of
    investments                                             -             (6,478,827)               268,829             (1,286,417)
   Change in net unrealized
    appreciation/depreciation
    during the period                                       -              2,463,677             (5,480,807)           (13,711,202)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           747,204             (1,625,181)            (2,870,503)           (11,351,697)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                272,985                 84,737                384,321                334,869
   Contract terminations and benefits             (11,392,783)            (2,475,169)            (6,860,664)            (8,449,428)
   Net transfers among investment options          18,298,545             (2,747,779)             6,587,951            (13,068,158)
   Contract maintenance charges                        (6,658)                (5,552)               (16,434)               (16,098)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                7,172,089             (5,143,763)                95,174            (21,198,815)
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                   7,919,293             (6,768,944)            (2,775,329)           (32,550,512)

Net assets, beginning of year                      10,027,879             19,181,996             48,958,094             68,754,781
                                            ----------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $      17,947,172      $      12,413,052      $      46,182,765      $      36,204,269
                                            ========================================================================================

UNIT TRANSACTIONS
   Units purchased                                     18,300                  6,879                  9,243                  5,308
   Units redeemed                                    (766,697)              (197,569)              (157,856)              (133,588)
   Units transferred                                1,257,237               (186,661)               155,310               (206,497)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in units                      508,840               (377,351)                 6,697               (334,777)
                                            ========================================================================================

                                                                     INITIAL CLASS
                                            ---------------------------------------------------------------
                                                                         VIP II
                                                                       INVESTMENT
                                                    VIP                GRADE BOND              VIP II
                                                 OVERSEAS           (GRANDMASTER(TM))       ASSET MANAGER
                                                 DIVISION               DIVISION              DIVISION
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $       1,808,318      $         254,070      $         864,335
   Net realized gain (loss) on sales of
    investments                                    (6,470,799)               616,214               (800,496)
   Change in net unrealized
    appreciation/depreciation
    during the period                               1,514,226               (229,640)            (1,179,607)
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (3,148,255)               640,644             (1,115,768)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                150,042                136,187                 64,425
   Contract terminations and benefits              (2,013,679)            (2,753,526)            (3,356,666)
   Net transfers among investment options          (1,492,458)             2,344,411             (1,667,858)
   Contract maintenance charges                        (4,749)                (2,647)                (6,297)
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions               (3,360,844)              (275,575)            (4,966,396)
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  (6,509,099)               365,069             (6,082,164)

Net assets, beginning of year                      16,093,400              7,317,556             21,150,757
                                            ---------------------------------------------------------------

NET ASSETS, END OF YEAR                     $       9,584,301      $       7,682,625      $      15,068,593
                                            ===============================================================

UNIT TRANSACTIONS
   Units purchased                                      6,391                  6,399                  2,941
   Units redeemed                                     (84,338)              (127,499)              (119,468)
   Units transferred                                  (61,249)               114,282                (57,253)
                                            ---------------------------------------------------------------
Net increase (decrease) in units                     (139,196)                (6,818)              (173,780)
                                            ===============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                INITIAL CLASS
                                            ----------------------------------------------------------------------------------------
                                                 VIP II                 VIP II                                         VIP III
                                                INDEX 500            ASSET MANAGER:              VIP II                 GROWTH
                                            (GRANDMASTER(TM))           GROWTH                CONTRAFUND            OPPORTUNITIES
                                                DIVISION                DIVISION               DIVISION                DIVISION
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $          19,515      $         410,211      $       1,245,823      $         (45,834)
   Net realized gain (loss) on sales of
    investments                                     2,846,210               (608,890)             3,156,729             (2,077,924)
   Change in net unrealized
    appreciation/depreciation
    during the period                              (7,641,076)              (564,758)           (11,226,809)             1,123,604
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (4,775,351)              (763,437)            (6,824,257)            (1,000,154)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                283,687                 25,747                275,521                 43,352
   Contract terminations and benefits              (4,117,466)              (855,379)            (5,701,864)              (714,829)
   Net transfers among investment options           1,846,615             (1,938,722)            (9,866,511)            (1,390,334)
   Contract maintenance charges                       (12,259)                (1,902)               (12,826)                (2,047)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions               (1,999,423)            (2,770,256)           (15,305,680)            (2,063,858)
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  (6,774,774)            (3,533,693)           (22,129,937)            (3,064,012)

Net assets, beginning of year                      46,607,522              9,717,852             58,760,096              6,988,367
                                            ----------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $      39,832,748      $       6,184,159      $      36,630,159      $       3,924,355
                                            ========================================================================================

UNIT TRANSACTIONS
   Units purchased                                     10,063                  1,427                 11,069                  3,905
   Units redeemed                                    (147,764)               (44,047)              (225,890)               (65,284)
   Units transferred                                  115,955               (104,901)              (367,877)              (127,380)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in units                      (21,746)              (147,521)              (582,698)              (188,759)
                                            ========================================================================================

                                                           INITIAL CLASS                    SERVICE CLASS
                                            -----------------------------------------     ------------------
                                                                                               VIP III
                                                 VIP III                VIP III                MID CAP
                                                BALANCED            GROWTH & INCOME       (GRANDMASTER(TM))
                                                DIVISION               DIVISION               DIVISION
                                            -----------------------------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $         161,152      $         558,073      $         (91,307)
   Net realized gain (loss) on sales of
    investments                                      (554,128)            (1,356,667)              (211,411)
   Change in net unrealized
    appreciation/depreciation
    during the period                                 240,000               (494,074)              (196,422)
                                            -----------------------------------------     ------------------
Net increase (decrease) in net assets
  resulting from operations                          (152,976)            (1,292,668)              (499,140)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 25,526                 57,497                 92,459
   Contract terminations and benefits                (821,885)            (1,451,376)              (738,888)
   Net transfers among investment options              55,532             (1,745,129)            (2,532,451)
   Contract maintenance charges                        (2,231)                (3,679)                (2,387)
                                            -----------------------------------------     ------------------
Net increase (decrease) in net assets
  from contract related transactions                 (743,058)            (3,142,687)            (3,181,267)
                                            -----------------------------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS                    (896,034)            (4,435,355)            (3,680,407)

Net assets, beginning of year                       5,764,031             12,975,304              8,129,988
                                            -----------------------------------------     ------------------

NET ASSETS, END OF YEAR                     $       4,867,997      $       8,539,949      $       4,449,581
                                            =========================================     ==================

UNIT TRANSACTIONS
   Units purchased                                      2,044                  3,931                  5,878
   Units redeemed                                     (66,131)              (100,276)               (47,252)
   Units transferred                                    5,515               (121,940)              (161,749)
                                            -----------------------------------------     ------------------
Net increase (decrease) in units                      (58,572)              (218,285)              (203,123)
                                            =========================================     ==================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                SERVICE CLASS
                                            ----------------------------------------------------------------------------------------
                                                                          MFS
                                                   MFS                 INVESTORS                 MFS                    MFS
                                             EMERGING GROWTH         GROWTH STOCK          INVESTORS TRUST        MID CAP GROWTH
                                            (IQ ANNUITY(TM))       (IQ ANNUITY(TM))       (IQ ANNUITY(TM))       (IQ ANNUITY(TM))
                                                DIVISION               DIVISION               DIVISION               DIVISION
                                              -JANUARY 30*-          -JANUARY 30*-          -FEBRUARY 9*-          -JANUARY 30*-
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $          17,675      $            (226)     $              (1)     $            (595)
   Net realized gain (loss) on sales of
    investments                                       (59,163)                (3,373)                  (114)                (2,587)
   Change in net unrealized
    appreciation/depreciation
    during the period                                (112,180)                (8,504)                   125                 (8,766)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (153,668)               (12,103)                    10                (11,948)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                607,119                 55,306                  8,538                104,839
   Contract terminations and benefits                 (62,388)               (10,859)                  (396)                (5,928)
   Net transfers among investment options             258,230                 26,857                    622                 68,707
   Contract maintenance charges                             -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                  802,961                 71,304                  8,764                167,618
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     649,293                 59,201                  8,774                155,670

Net assets, beginning of year                               -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         649,293      $          59,201      $           8,774      $         155,670
                                            ========================================================================================

UNIT TRANSACTIONS
   Units purchased                                     68,808                  5,924                  1,022                 12,361
   Units redeemed                                      (9,412)                (1,488)                   (51)                  (833)
   Units transferred                                   34,841                  3,696                     71                  9,228
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in units                       94,237                  8,132                  1,042                 20,756
                                            ========================================================================================

                                                                     SERVICE CLASS
                                            ---------------------------------------------------------------
                                                   MFS                    MFS                     MFS
                                             MID CAP GROWTH         MID CAP GROWTH           NEW DISCOVERY
                                            (ANNUICHOICE(TM))      (GRANDMASTER(TM))       (IQ ANNUITY(TM))
                                                DIVISION               DIVISION                DIVISION
                                              -AUGUST 20*-             -MAY 2*-              -JANUARY 30*-
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)
   Net realized gain (loss) on sales of     $            (135)     $          (7,118)     $             805
    investments
   Change in net unrealized                               (12)              (197,891)                  (660)
    appreciation/depreciation
    during the period                                   6,333                (58,716)                 5,126
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             6,186               (263,725)                 5,271

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                      -                  2,389                 71,702
   Contract terminations and benefits                    (101)               (42,150)                     -
   Net transfers among investment options              33,525                987,270                 41,091
   Contract maintenance charges                             -                    (94)                     -
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   33,424                947,415                112,793
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      39,610                683,690                118,064

Net assets, beginning of year                               -                      -                      -
                                            ---------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          39,610      $         683,690      $         118,064
                                            ===============================================================

UNIT TRANSACTIONS
   Units purchased                                         (7)                   330                  8,498
   Units redeemed                                         (11)                (5,206)                     -
   Units transferred                                    3,983                 89,596                  5,057
                                            ---------------------------------------------------------------
Net increase (decrease) in units                        3,965                 84,720                 13,555
                                            ===============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 SERVICE CLASS
                                            ----------------------------------------------------------------------------------------
                                                                                                 MFS                     MFS
                                                   MFS                    MFS                  CAPITAL                 CAPITAL
                                              NEW DISCOVERY          NEW DISCOVERY          OPPORTUNITIES           OPPORTUNITIES
                                            (ANNUICHOICE(TM))      (GRANDMASTER(TM))      (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                DIVISION               DIVISION               DIVISION                DIVISION
                                              -AUGUST 30*-             -MAY 31*-             -MARCH 8*-             -AUGUST 10*-
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $              (2)     $            (317)     $             465      $            (184)
   Net realized gain (loss) on sales of
    investments                                             -                  1,599                   (160)                   (24)
   Change in net unrealized
    appreciation/depreciation
    during the period                                      93                  5,834                 (8,018)                (1,772)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                91                  7,116                 (7,713)                (1,980)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                      -                      -                 60,264                 32,260
   Contract terminations and benefits                       -                (11,056)                     -                      -
   Net transfers among investment options                 728                117,561                 15,740                  1,473
   Contract maintenance charges                             -                    (24)                     -                      -
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                      728                106,481                 76,004                 33,733
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         819                113,597                 68,291                 31,753

Net assets, beginning of year                               -                      -                      -                      -
                                            ----------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $             819      $         113,597      $          68,291      $          31,753
                                            ========================================================================================

UNIT TRANSACTIONS
   Units purchased                                          -                      -                  6,759                  3,218
   Units redeemed                                           -                 (1,249)                     -                      -
   Units transferred                                       78                 12,948                  2,087                    160
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in units                           78                 11,699                  8,846                  3,378
                                            ========================================================================================

                                                                     SERVICE CLASS
                                            ----------------------------------------------------------------
                                                    MFS
                                                  CAPITAL                 MFS                     MFS
                                               OPPORTUNITIES         TOTAL RETURN            TOTAL RETURN
                                             (GRANDMASTER(TM))     (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                 DIVISION              DIVISION                DIVISION
                                                 -MAY 29*-           -JANUARY 30*-           -AUGUST 10*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $            (407)     $             347      $            (285)
   Net realized gain (loss) on sales of
    investments                                        (1,404)                (2,073)                    (5)
   Change in net unrealized
    appreciation/depreciation
    during the period                                  (6,921)                 6,296                  1,137
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (8,732)                 4,570                    847

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                    556                158,051                 39,033
   Contract terminations and benefits                 (10,821)                (7,980)                  (239)
   Net transfers among investment options             102,600                226,765                 27,359
   Contract maintenance charges                           (28)                     -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   92,307                376,836                 66,153
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      83,575                381,406                 67,000

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          83,575      $         381,406      $          67,000
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                         74                 16,015                  3,919
   Units redeemed                                      (1,412)                  (822)                   (24)
   Units transferred                                   11,798                 23,294                  2,785
                                            ----------------------------------------------------------------
Net increase (decrease) in units                       10,460                 38,487                  6,680
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                              SERVICE CLASS                                 SERVICE CLASS 2
                                            -----------------      ----------------------------------------------------------------
                                                   MFS                    VIP                    VIP                    VIP
                                              TOTAL RETURN           MONEY MARKET           MONEY MARKET            HIGH INCOME
                                            (GRANDMASTER(TM))      (IQ ANNUITY(TM))       (ANNUICHOICE(TM))      (IQ ANNUITY(TM))
                                                DIVISION               DIVISION               DIVISION               DIVISION
                                                -MAY 8*-            -FEBRUARY 12*-           -JULY 25*-           -FEBRUARY 22*-
                                            -----------------      ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $          (7,971)     $          49,515      $             511      $            (878)
   Net realized gain (loss) on sales of
    investments                                        (9,709)                     -                      -                 (2,247)
   Change in net unrealized
    appreciation/depreciation
    during the period                                 (12,799)                     -                      -                 (4,631)
                                            -----------------      ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (30,479)                49,515                    511                 (7,756)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                  2,910              5,335,211                607,702                112,335
   Contract terminations and benefits                 (44,851)            (1,675,711)                (3,919)               (30,136)
   Net transfers among investment options           1,249,894              3,978,443                377,491                 84,214
   Contract maintenance charges                          (105)                     -                      -                      -
                                            -----------------      ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                1,207,848              7,637,943                981,274                166,413
                                            -----------------      ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                   1,177,369              7,687,458                981,785                158,657

Net assets, beginning of year                               -                      -                      -                      -
                                            -----------------      ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $       1,177,369      $       7,687,458      $         981,785      $         158,657
                                            =================      ================================================================
UNIT TRANSACTIONS
   Units purchased                                        305                527,956                 60,264                 13,094
   Units redeemed                                      (4,641)              (164,593)                  (389)                (3,746)
   Units transferred                                  124,231                391,049                 37,621                 10,410
                                            -----------------      ----------------------------------------------------------------
Net increase (decrease) in units                      119,895                754,412                 97,496                 19,758
                                            =================      ================================================================

                                                                    SERVICE CLASS 2
                                            ----------------------------------------------------------------
                                                   VIP                    VIP                    VIP
                                               HIGH INCOME           EQUITY-INCOME          EQUITY-INCOME
                                            (ANNUICHOICE(TM))      (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                DIVISION               DIVISION               DIVISION
                                               -JULY 23*-            -JANUARY 30*-          -AUGUST 30*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $            (210)     $            (982)     $            (205)
   Net realized gain (loss) on sales of
    investments                                            (9)               (16,196)                    15
   Change in net unrealized
    appreciation/depreciation
    during the period                                  (2,030)               (22,963)                 3,523
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (2,249)               (40,141)                 3,333

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 32,260                775,962                 16,933
   Contract terminations and benefits                       -                (80,632)                  (265)
   Net transfers among investment options               4,647                180,137                 59,348
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   36,907                875,467                 76,016
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      34,658                835,326                 79,349

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          34,658      $         835,326      $          79,349
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                      3,134                 78,291                  1,825
   Units redeemed                                           -                 (8,690)                   (27)
   Units transferred                                      480                 19,548                  6,209
                                            ----------------------------------------------------------------
Net increase (decrease) in units                        3,614                 89,149                  8,007
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                SERVICE CLASS 2
                                            ---------------------------------------------------------------------------------------
                                                   VIP                    VIP                    VIP                    VIP
                                                 GROWTH                 GROWTH                OVERSEAS               OVERSEAS
                                            (IQ ANNUITY(TM))       (ANNUICHOICE(TM))      (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                DIVISION               DIVISION               DIVISION               DIVISION
                                              -JANUARY 30*-          -AUGUST 30*-           -JANUARY 30*-          -AUGUST 30*-
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $           1,587      $            (255)     $           5,596      $             (68)
   Net realized gain (loss) on sales of
    investments                                       (38,530)                 7,060                   (248)                     4
   Change in net unrealized
    appreciation/depreciation
    during the period                                 (42,213)                 1,202                (18,841)                   202
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (79,156)                 8,007                (13,493)                   138

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                661,507                 38,112                 53,038                      -
   Contract terminations and benefits                 (34,249)                   (44)                  (100)                     -
   Net transfers among investment options              66,813                  4,496                 18,593                 27,500
   Contract maintenance charges                             -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                  694,071                 42,564                 71,531                 27,500
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     614,915                 50,571                 58,038                 27,638

Net assets, beginning of year                               -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         614,915      $          50,571      $          58,038      $          27,638
                                            =======================================================================================

UNIT TRANSACTIONS
   Units purchased                                     74,076                  4,523                  5,313                     (4)
   Units redeemed                                      (4,464)                    (4)                   (13)                     -
   Units transferred                                    8,324                    533                  2,257                  2,898
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in units                       77,936                  5,052                  7,557                  2,894
                                            =======================================================================================

                                                                    SERVICE CLASS 2
                                            ----------------------------------------------------------------
                                                    VIP                   VIP
                                                INVESTMENT            INVESTMENT                  VIP
                                                GRADE BOND            GRADE BOND             ASSET MANAGER
                                             (IQ ANNUITY(TM))      (ANNUICHOICE(TM))       (IQ ANNUITY(TM))
                                                 DIVISION              DIVISION                DIVISION
                                                -MARCH 14*-           -JULY 23*-              -APRIL 26*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $          (1,034)     $             (87)     $            (225)
   Net realized gain (loss) on sales of
    investments                                         8,934                     24                    (63)
   Change in net unrealized
    appreciation/depreciation
    during the period                                    (304)                   (75)                 1,064
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             7,596                   (138)                   776

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                105,744                      -                  8,380
   Contract terminations and benefits                    (275)                   (43)                     -
   Net transfers among investment options             144,062                 59,067                 46,548
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                  249,531                 59,024                 54,928
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     257,127                 58,886                 55,704

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         257,127      $          58,886      $          55,704
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                     10,288                     (4)                   871
   Units redeemed                                         (27)                    (4)                     -
   Units transferred                                   14,439                  5,753                  4,790
                                            ----------------------------------------------------------------
Net increase (decrease) in units                       24,700                  5,745                  5,661
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                SERVICE CLASS 2
                                            ---------------------------------------------------------------------------------------
                                                                                                                         VIP
                                                   VIP                     VIP                   VIP               ASSET MANAGER:
                                              ASSET MANAGER             INDEX 500             INDEX 500            GROWTH
                                            (ANNUICHOICE(TM))       (IQ ANNUITY(TM))      (ANNUICHOICE(TM))       (IQ ANNUITY(TM))
                                                DIVISION                DIVISION              DIVISION                DIVISION
                                              -AUGUST 30*-           -FEBRUARY 15*-          -JULY 23*-            -FEBRUARY 20*-
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             (42)     $          (2,137)     $            (344)     $            (348)
   Net realized gain (loss) on sales of
    investments                                             9                 (1,406)                   (26)                   (35)
   Change in net unrealized
    appreciation/depreciation
    during the period                                     648                 (3,669)                 4,352                   (163)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               615                 (7,212)                 3,982                   (546)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 10,160                226,304                      -                 42,547
   Contract terminations and benefits                    (160)                  (107)                  (204)                     -
   Net transfers among investment options               4,341                155,435                113,878                 43,394
   Contract maintenance charges                             -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   14,341                381,632                113,674                 85,941
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      14,956                374,420                117,656                 85,395

Net assets, beginning of year                               -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          14,956      $         374,420      $         117,656      $          85,395
                                            =======================================================================================
UNIT TRANSACTIONS
   Units purchased                                      1,053                 25,122                    (20)                 4,489
   Units redeemed                                         (16)                   (12)                   (22)                     -
   Units transferred                                      435                 18,026                 12,453                  4,783
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in units                        1,472                 43,136                 12,411                  9,272
                                            =======================================================================================

                                                                    SERVICE CLASS 2
                                            ----------------------------------------------------------------
                                             ASSET MANAGER:                VIP                   VIP
                                                 GROWTH                CONTRAFUND            CONTRAFUND
                                            (ANNUICHOICE(TM))       (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                DIVISION                DIVISION              DIVISION
                                              -AUGUST 30*-            -JANUARY 30*-         -AUGUST 30*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             (50)     $            (967)     $              (1)
   Net realized gain (loss) on sales of
    investments                                             1                 (4,688)                     -
   Change in net unrealized
    appreciation/depreciation
    during the period                                     681                  5,091                     18
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               632                   (564)                    17

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                      -                199,932                      -
   Contract terminations and benefits                       -                (25,691)                     -
   Net transfers among investment options              14,077                243,175                  1,548
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   14,077                417,416                  1,548
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      14,709                416,852                  1,565

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          14,709      $         416,852      $           1,565
                                            ================================================================
UNIT TRANSACTIONS
   Units purchased                                         (2)                21,859                      -
   Units redeemed                                           -                 (2,982)                     -
   Units transferred                                    1,437                 27,543                    157
                                            ----------------------------------------------------------------
Net increase (decrease) in units                        1,435                 46,420                    157
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                SERVICE CLASS 2
                                            ---------------------------------------------------------------------------------------
                                                    VIP
                                                  GROWTH                  VIP                    VIP                     VIP
                                               OPPORTUNITIES           BALANCED               BALANCED             GROWTH & INCOME
                                             (IQ ANNUITY(TM))      (IQ ANNUITY(TM))       (ANNUICHOICE(TM))       (IQ ANNUITY(TM))
                                                 DIVISION              DIVISION               DIVISION                DIVISION
                                                 -MAY 4*-            -JANUARY 30*-          -AUGUST 30*-            -FEBRUARY 9*-
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             (39)     $          (1,179)     $              (9)     $          (1,747)
   Net realized gain (loss) on sales of
    investments                                            (3)                (2,295)                     -                   (108)
   Change in net unrealized
    appreciation/depreciation
    during the period                                    (219)                 4,424                     84                    (25)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (261)                   950                     75                 (1,880)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                  3,321                 94,071                      -                204,885
   Contract terminations and benefits                       -                 (2,243)                     -                   (794)
   Net transfers among investment options               2,053                202,066                  4,478                212,422
   Contract maintenance charges                             -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                    5,374                293,894                  4,478                416,513
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       5,113                294,844                  4,553                414,633

Net assets, beginning of year                               -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $           5,113      $         294,844      $           4,553      $         414,633
                                            =======================================================================================

UNIT TRANSACTIONS
   Units purchased                                        332                  9,721                      -                 21,845
   Units redeemed                                           -                   (239)                     -                    (90)
   Units transferred                                      222                 21,489                    449                 23,759
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in units                          554                 30,971                    449                 45,514
                                            =======================================================================================

                                                                    SERVICE CLASS 2
                                            ----------------------------------------------------------------
                                                   VIP                    VIP                    VIP
                                             GROWTH & INCOME            MID CAP                MID CAP
                                            (ANNUICHOICE(TM))       (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                DIVISION               DIVISION               DIVISION
                                              -AUGUST 30*-          -FEBRUARY 12*-          -AUGUST 30*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             (12)     $          (2,183)     $             (28)
   Net realized gain (loss) on sales of
    investments                                             1                   (655)                    44
   Change in net unrealized
    appreciation/depreciation
    during the period                                     161                 23,876                    449
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               150                 21,038                    465

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                      -                 97,616                      -
   Contract terminations and benefits                       -                (19,581)                   (43)
   Net transfers among investment options               3,519                384,533                 10,052
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                    3,519                462,568                 10,009
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       3,669                483,606                 10,474

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $           3,669      $         483,606      $          10,474
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                         (1)                 9,981                     (1)
   Units redeemed                                           -                 (2,039)                    (4)
   Units transferred                                      360                 40,178                  1,015
                                            ----------------------------------------------------------------
Net increase (decrease) in units                          359                 48,120                  1,010
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                    SERVICE CLASS 2
                                            ----------------------------------------------------------------
                                                                          VIP                    VIP
                                                    VIP             DYNAMIC CAPITAL        DYNAMIC CAPITAL
                                             AGGRESSIVE GROWTH       APPRECIATION           APPRECIATION
                                             (IQ ANNUITY(TM))      (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                 DIVISION              DIVISION               DIVISION
                                                -JULY 30*-          -SEPTEMBER 20*-         -AUGUST 30*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             (13)     $             (10)     $             (50)
   Net realized gain (loss) on sales of
    investments                                             -                      2                      2
   Change in net unrealized
    appreciation/depreciation
    during the period                                     402                    395                    933
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               389                    387                    885

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 16,939                      -                      -
   Contract terminations and benefits                       -                      -                      -
   Net transfers among investment options                   2                  3,976                 14,079
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   16,941                  3,976                 14,079
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      17,330                  4,363                 14,964

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          17,330      $           4,363      $          14,964
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                      1,694                      -                     (2)
   Units redeemed                                           -                      -                      -
   Units transferred                                        -                    351                  1,491
                                            ----------------------------------------------------------------
Net increase (decrease) in units                        1,694                    351                  1,489
                                            ================================================================

                                                                                SERVICE SHARES
                                            ---------------------------------------------------------------------------------------
                                                JANUS ASPEN           JANUS ASPEN            JANUS ASPEN            JANUS ASPEN
                                                  GROWTH                GROWTH                 GROWTH            AGGRESSIVE GROWTH
                                             (IQ ANNUITY(TM))      (ANNUICHOICE(TM))      (GRANDMASTER(TM))      (IQ ANNUITY(TM))
                                                 DIVISION              DIVISION                DIVISION              DIVISION
                                               -JANUARY 30*-          -AUGUST 9*-              -MAY 2*-           -FEBRUARY 22*-
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $          (1,068)     $            (181)     $            (164)     $            (666)
   Net realized gain (loss) on sales of
    investments                                       (10,459)                   (26)                (7,751)                (6,931)
   Change in net unrealized
    appreciation/depreciation
    during the period                                 (16,806)                (2,633)                  (133)               (12,013)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (28,333)                (2,840)                (8,048)               (19,610)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                142,753                 32,260                      -                 74,710
   Contract terminations and benefits                       -                      -                      -                      -
   Net transfers among investment options               4,187                  1,254                 52,393                  1,140
   Contract maintenance charges                             -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                  146,940                 33,514                 52,393                 75,850
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     118,607                 30,674                 44,345                 56,240

Net assets, beginning of year                               -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         118,607      $          30,674      $          44,345      $          56,240
                                            =======================================================================================

UNIT TRANSACTIONS
   Units purchased                                     16,157                  3,218                      -                  8,244
   Units redeemed                                           -                      -                      -                      -
   Units transferred                                    1,234                    138                  5,678                   (244)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in units                       17,391                  3,356                  5,678                  8,000
                                            =======================================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                SERVICE SHARES
                                            ---------------------------------------------------------------------------------------
                                                                                              JANUS ASPEN           JANUS ASPEN
                                               JANUS ASPEN            JANUS ASPEN               CAPITAL               CAPITAL
                                            AGGRESSIVE GROWTH      AGGRESSIVE GROWTH         APPRECIATION          APPRECIATION
                                            (ANNUICHOICE(TM))      (GRANDMASTER(TM))       (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                DIVISION               DIVISION                DIVISION              DIVISION
                                              -AUGUST 30*-             -MAY 2*-             -FEBRUARY 20*-         -AUGUST 30*-
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $              (1)     $            (691)     $            (183)     $             (45)
   Net realized gain (loss) on sales of
    investments                                             -                (11,407)                (1,207)                     7
   Change in net unrealized
    appreciation/depreciation
    during the period                                       3                (13,142)                (7,310)                 2,125
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 2                (25,240)                (8,700)                 2,087

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                      -                     54                 92,147                      -
   Contract terminations and benefits                       -                 (9,760)                (6,288)                     -
   Net transfers among investment options               1,027                103,030                 78,977                 14,500
   Contract maintenance charges                             -                    (20)                     -                      -
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                    1,027                 93,304                164,836                 14,500
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       1,029                 68,064                156,136                 16,587

Net assets, beginning of year                               -                      -                      -                      -
                                            ---------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $           1,029      $          68,064      $         156,136      $          16,587
                                            =======================================================================================

UNIT TRANSACTIONS
   Units purchased                                          -                      7                 10,526                     (4)
   Units redeemed                                           -                 (1,318)                  (805)                     -
   Units transferred                                      110                 10,350                  9,796                  1,661
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in units                          110                  9,039                 19,517                  1,657
                                            =======================================================================================

                                                                     SERVICE SHARES
                                            ----------------------------------------------------------------
                                               JANUS ASPEN
                                                 CAPITAL              JANUS ASPEN            JANUS ASPEN
                                              APPRECIATION            CORE EQUITY            CORE EQUITY
                                            (GRANDMASTER(TM))       (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                DIVISION               DIVISION               DIVISION
                                                -MAY 4*-             -JANUARY 30*-          -AUGUST 30*-
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $            (150)     $             496      $             (15)
   Net realized gain (loss) on sales of
    investments                                        (6,296)                   (57)                     1
   Change in net unrealized
    appreciation/depreciation
    during the period                                 (16,092)                (3,411)                   483
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (22,538)                (2,972)                   469

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                    976                 26,572                      -
   Contract terminations and benefits                  (5,291)                     -                      -
   Net transfers among investment options             203,532                 21,522                 13,257
   Contract maintenance charges                             -                      -                      -
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                  199,217                 48,094                 13,257
                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     176,679                 45,122                 13,726

Net assets, beginning of year                               -                      -                      -
                                            ----------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         176,679      $          45,122      $          13,726
                                            ================================================================

UNIT TRANSACTIONS
   Units purchased                                        122                  2,780                     (2)
   Units redeemed                                        (633)                     -                      -
   Units transferred                                   21,721                  2,479                  1,376
                                            ----------------------------------------------------------------
Net increase (decrease) in units                       21,210                  5,259                  1,374
                                            ================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                SERVICE SHARES
                                            --------------------------------------------------------------------------------------
                                                                      JANUS ASPEN            JANUS ASPEN            JANUS ASPEN
                                               JANUS ASPEN           INTERNATIONAL          INTERNATIONAL          INTERNATIONAL
                                               CORE EQUITY              GROWTH                 GROWTH                 GROWTH
                                            (GRANDMASTER(TM))       (IQ ANNUITY(TM))      (ANNUICHOICE(TM))      (GRANDMASTER(TM))
                                                DIVISION                DIVISION              DIVISION               DIVISION
                                                -MAY 23*              -FEBRUARY 9*-          -AUGUST 30*-            -MAY 22*-
                                            --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $           1,673      $          (2,512)     $             (22)     $            (327)
   Net realized gain (loss) on sales of
    investments                                        (2,517)               180,709                      1               (119,121)
   Change in net unrealized
    appreciation/depreciation
    during the period                                  (4,688)                38,020                    985                 41,354
                                            --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (5,532)               216,217                    964                (78,094)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                      -                 88,373                      -                  2,000
   Contract terminations and benefits                 (11,147)                  (646)                     -                (26,990)
   Net transfers among investment options              83,712              1,380,672                 15,332                750,422
   Contract maintenance charges                           (10)                     -                      -                    (70)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   72,555              1,468,399                 15,332                725,362
                                            --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      67,023              1,684,616                 16,296                647,268

Net assets, beginning of year                               -                      -                      -                      -
                                            --------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          67,023      $       1,684,616      $          16,296      $         647,268
                                            ======================================================================================

UNIT TRANSACTIONS
   Units purchased                                          -                 10,241                     (2)                   259
   Units redeemed                                      (1,297)                   (92)                     -                 (3,317)
   Units transferred                                    8,948                211,803                  1,630                 82,380
                                            --------------------------------------------------------------------------------------
Net increase (decrease) in units                        7,651                221,952                  1,628                 79,322
                                            ======================================================================================

                                                                    SERVICE SHARES
                                            ---------------------------------------------------------------
                                                JANUS ASPEN           JANUS ASPEN            JANUS ASPEN
                                              STRATEGIC VALUE       STRATEGIC VALUE        STRATEGIC VALUE
                                             (IQ ANNUITY(TM))      (ANNUICHOICE(TM))      (GRANDMASTER(TM))
                                                 DIVISION              DIVISION               DIVISION
                                                -MARCH 14*-           -JULY 23*-              -MAY 8*-
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $            (645)     $            (103)     $          (1,101)
   Net realized gain (loss) on sales of
    investments                                          (151)                   (22)                (2,440)
   Change in net unrealized
    appreciation/depreciation
    during the period                                     626                  1,327                (11,864)
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (170)                 1,202                (15,405)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 27,342                 16,932                      -
   Contract terminations and benefits                  (1,315)                  (285)               (11,391)
   Net transfers among investment options             113,866                 14,977                221,984
   Contract maintenance charges                             -                      -                    (11)
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                  139,893                 31,624                210,582
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     139,723                 32,826                195,177

Net assets, beginning of year                               -                      -                      -
                                            ---------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         139,723      $          32,826      $         195,177
                                            ===============================================================

UNIT TRANSACTIONS
   Units purchased                                      2,774                  1,874                      -
   Units redeemed                                        (150)                   (30)                (1,288)
   Units transferred                                   12,781                  1,615                 22,736
                                            ---------------------------------------------------------------
Net increase (decrease) in units                       15,405                  3,459                 21,448
                                            ===============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                SERVICE SHARES
                                            ------------------------------------------------------
                                              JANUS ASPEN        JANUS ASPEN         JANUS ASPEN
                                               BALANCED           BALANCED         WORLDWIDE GROWTH
                                           (ANNUICHOICE(TM))  (GRANDMASTER(TM))   (ANNUICHOICE(TM))
                                               DIVISION           DIVISION            DIVISION
                                             -AUGUST 30*-         -MAY 2*-          -AUGUST 10*-
                                            ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $             42   $            323   $           (213)
   Net realized gain (loss) on sales of
    investments                                            1               (506)              (160)
   Change in net unrealized
    appreciation/depreciation
    during the period                                     75                784                175
                                            ------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              118                601               (198)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                     -                  -             32,260
   Contract terminations and benefits                      -            (10,492)               (64)
   Net transfers among investment options              9,762             58,151             12,632
   Contract maintenance charges                            -                 (8)                 -
                                            ------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   9,762             47,651             44,828
                                            ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      9,880             48,252             44,630

Net assets, beginning of year                              -                  -                  -
                                            ------------------------------------------------------

NET ASSETS, END OF YEAR                     $          9,880   $         48,252   $         44,630
                                            ======================================================

UNIT TRANSACTIONS
   Units purchased                                        (1)                 -              3,215
   Units redeemed                                          -             (1,100)                (7)
   Units transferred                                     989              6,142              1,480
                                            ------------------------------------------------------
Net increase (decrease) in units                         988              5,042              4,688
                                            ======================================================

                                                       SERVICE SHARES                      CLASS 1B SHARES
                                            -----------------------------------   ----------------------------------
                                               JANUSASPEN        JANUSASPEN           PUTNAM VT          PUTNAM VT
                                             WORLDWIDE GROWTH  WORLDWIDE GROWTH   GROWTH & INCOME     GROWTH & INCOME
                                            (IQ ANNUITY(TM))  (GRANDMASTER(TM))   (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                                DIVISION          DIVISION            DIVISION           DIVISION
                                                -JUNE 4*-         -MAY 2*-          -AUGUST 30*-         -JUNE 5*-
                                            -----------------------------------   ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $         (2,966)  $           (749)  $            (52)  $          (988)
   Net realized gain (loss) on sales of
    investments                                       84,361            (15,561)                17            (4,575)
   Change in net unrealized
    appreciation/depreciation
    during the period                                  9,286              4,926                782             4,851
                                            -----------------------------------   ----------------------------------
Net increase (decrease) in net assets
  resulting from operations                           90,681            (11,384)               747              (712)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                41,952                109             10,160           175,778
   Contract terminations and benefits                   (456)           (12,973)              (198)           (1,013)
   Net transfers among investment options            481,855            129,615              9,422           153,104
   Contract maintenance charges                            -                (13)                 -                 -
                                            -----------------------------------   ----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                 523,351            116,738             19,384           327,869
                                            -----------------------------------   ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                    614,032            105,354             20,131           327,157

Net assets, beginning of year                              -                  -                  -                 -
                                            -----------------------------------   ----------------------------------

NET ASSETS, END OF YEAR                     $        614,032   $        105,354   $         20,131   $       327,157
                                            ===================================   ==================================

UNIT TRANSACTIONS
   Units purchased                                     4,546                 13              1,089            19,172
   Units redeemed                                        (56)            (1,582)               (20)             (111)
   Units transferred                                  67,495             14,247                981            17,049
                                            -----------------------------------   ----------------------------------
Net increase (decrease) in units                      71,985             12,678              2,050            36,110
                                            ===================================   ==================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                CLASS 1B SHARES
                                            --------------------------------------------------------------------------------------
                                                                       PUTNAM VT              PUTNAM VT
                                                PUTNAM VT            INTERNATIONAL          INTERNATIONAL            PUTNAM VT
                                             GROWTH & INCOME            GROWTH                 GROWTH             SMALL CAP VALUE
                                            (GRANDMASTER(TM))      (IQ ANNUITY(TM))       (GRANDMASTER(TM))      (ANNUICHOICE(TM))
                                                DIVISION               DIVISION               DIVISION               DIVISION
                                                -JULY 9*-              -JUNE 4*-              -MAY 15*-            -AUGUST 30*-
                                            --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $            (191)     $          (5,007)     $            (744)     $            (204)
   Net realized gain (loss) on sales of
    investments                                         2,043                236,025                 45,520                    151
   Change in net unrealized
    appreciation/depreciation
    during the period                                     713                 27,948                    650                  7,671
                                            --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             2,565                258,966                 45,426                  7,618

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                    448                 30,970                      -                  6,773
   Contract terminations and benefits                       -                      -                   (341)                  (171)
   Net transfers among investment options              23,465                824,318                  2,133                 66,182
   Contract maintenance charges                             -                      -                     (3)                     -
                                            --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   23,913                855,288                  1,789                 72,784
                                            --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      26,478              1,114,254                 47,215                 80,402

Net assets, beginning of year                               -                      -                      -                      -
                                            --------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $          26,478      $       1,114,254      $          47,215      $          80,402
                                            ======================================================================================

UNIT TRANSACTIONS
   Units purchased                                         49                  3,424                      -                    772
   Units redeemed                                           -                      -                    (40)                   (18)
   Units transferred                                    2,712                122,055                  5,375                  7,183
                                            --------------------------------------------------------------------------------------
Net increase (decrease) in units                        2,761                125,479                  5,335                  7,937
                                            ======================================================================================

                                                                   CLASS 1B SHARES
                                            ---------------------------------------------------------------
                                                PUTNAM VT              PUTNAM VT              PUTNAM VT
                                             SMALL CAP VALUE        SMALL CAP VALUE          TECHNOLOGY
                                            (IQ ANNUITY(TM))       (GRANDMASTER(TM))      (ANNUICHOICE(TM))
                                                DIVISION               DIVISION               DIVISION
                                               -JUNE 29*-              -MAY 25*-            -AUGUST 30*-
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)             $            (412)     $         (20,231)     $              (4)
   Net realized gain (loss) on sales of
    investments                                          (355)               (15,371)                     -
   Change in net unrealized
    appreciation/depreciation
    during the period                                   9,217                482,751                    (20)
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             8,450                447,149                    (24)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                 56,540                 17,053                      -
   Contract terminations and benefits                       -                (83,096)                     -
   Net transfers among investment options              36,857              4,692,765                  1,033
   Contract maintenance charges                             -                   (342)                     -
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   93,397              4,626,380                  1,033
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     101,847              5,073,529                  1,009

Net assets, beginning of year                               -                      -                      -
                                            ---------------------------------------------------------------

NET ASSETS, END OF YEAR                     $         101,847      $       5,073,529      $           1,009
                                            ===============================================================

UNIT TRANSACTIONS
   Units purchased                                      5,791                  1,831                      -
   Units redeemed                                           -                 (8,541)                     -
   Units transferred                                    4,002                493,613                    101
                                            ---------------------------------------------------------------
Net increase (decrease) in units                        9,793                486,903                    101
                                            ===============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                               CLASS 1B SHARES
                                         -------------------------------------------------------------------------------------------
                                             PUTNAM VT         PUTNAM VT          PUTNAM VT          PUTNAM VT         PUTNAM VT
                                            TECHNOLOGY        TECHNOLOGY         VOYAGER II         VOYAGER II        VOYAGER II
                                         (IQ ANNUITY(TM))  (GRANDMASTER(TM))  (ANNUICHOICE(TM))  (IQ ANNUITY(TM))  (GRANDMASTER(TM))
                                             DIVISION          DIVISION           DIVISION           DIVISION         DIVISION
                                           -AUGUST 14*-        -MAY 23*-         -JULY 23*-       -SEPTEMBER 10*-      -MAY 2*-
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)          $          (256)   $          (890)   $           (48)   $          (30)   $          (317)
   Net realized gain (loss) on sales of
    investments                                      (20)              (275)                (8)              (32)            (3,470)
   Change in net unrealized
    appreciation/depreciation
    during the period                                248            (19,865)               508             1,109              3,640
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (28)           (21,030)               452             1,047               (147)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders            17,442                502                  -               920                  -
   Contract terminations and benefits                  -                  -                  -                 -                  -
   Net transfers among investment options         80,500            194,826              8,570            10,833             81,334
   Contract maintenance charges                        -                  -                  -                 -                  -
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions              97,942            195,328              8,570            11,753             81,334
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                 97,914            174,298              9,022            12,800             81,187

Net assets, beginning of year                          -                  -                  -                 -                  -
                                         -------------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                  $        97,914    $       174,298    $         9,022    $       12,800    $        81,187
                                         ===========================================================================================

UNIT TRANSACTIONS
   Units purchased                                 1,760                 72                 (3)               92                  -
   Units redeemed                                      -                  -                  -                 -                  -
   Units transferred                               8,988             23,936              1,001             1,078             10,238
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in units                  10,748             24,008                998             1,170             10,238
                                         ===========================================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

         Separate Account I of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2000

                                                                                         INITIAL CLASS
                                                                     -------------------------------------------------------
                                                                       MONEY MARKET        HIGH INCOME       EQUITY-INCOME
                                                                     (GRANDMASTER(TM))  (GRANDMASTER(TM))  (GRANDMASTER(TM))
                                                        TOTAL            DIVISION           DIVISION           DIVISION
                                                    ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)                     $    31,947,206  $        756,301   $      1,647,632   $      4,993,838
   Net realized gain (loss) on sales of
    investments                                          22,692,717                 -         (2,244,797)         4,362,876
   Change in net unrealized
    appreciation/depreciation
    during the period                                   (85,950,827)                -         (4,983,474)        (7,283,432)
                                                    ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (31,310,904)          756,301         (5,580,639)         2,073,282

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                    5,447,384           639,608            245,739            471,618
   Contract terminations and benefits                   (76,051,704)       (8,565,850)        (5,070,164)       (11,485,860)
   Net transfers among investment options                 1,946,639        (4,370,542)        (1,595,156)       (17,310,220)
                                                    ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                    (68,657,681)      (12,296,784)        (6,419,581)       (28,324,462)
                                                    ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       (99,968,585)      (11,540,483)       (12,000,220)       (26,251,180)

Net assets, beginning of year                           440,396,208        21,568,362         31,182,216         75,209,274
                                                    ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                             $   340,427,623  $     10,027,879   $     19,181,996   $     48,958,094
                                                    ========================================================================

UNIT TRANSACTIONS
   Units purchased                                                             44,816             15,404             11,335
   Units redeemed                                                            (600,815)          (325,274)          (274,971)
   Units transferred                                                         (305,499)           (47,987)          (429,584)
                                                                     -------------------------------------------------------
Net increase (decrease) in units                                             (861,498)          (357,857)          (693,220)
                                                                     =======================================================

                                                                          INITIAL CLASS
                                                    ----------------------------------------------------------
                                                        GROWTH           OVERSEAS       INVESTMENT GRADE BOND
                                                   (GRANDMASTER(TM)) (GRANDMASTER(TM))    (GRANDMASTER(TM))
                                                       DIVISION          DIVISION             DIVISION
                                                    ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)                     $     7,913,879  $      1,918,863   $             536,942
   Net realized gain (loss) on sales of
    investments                                           7,973,228           154,173                (413,326)
   Change in net unrealized
    appreciation/depreciation
    during the period                                   (25,143,725)       (6,378,638)                558,840
                                                    ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (9,256,618)       (4,305,602)                682,456

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                    1,126,289           305,815                  83,309
   Contract terminations and benefits                   (14,119,049)       (3,810,798)             (1,728,783)
   Net transfers among investment options                 9,689,902         2,855,415              (2,057,661)
                                                    ----------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                      (3,302,858)         (649,568)             (3,703,135)
                                                    ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       (12,559,476)       (4,955,170)             (3,020,679)

Net assets, beginning of year                            81,314,257        21,048,570              10,338,235
                                                    ----------------------------------------------------------

NET ASSETS, END OF YEAR                             $    68,754,781  $     16,093,400   $           7,317,556
                                                    ==========================================================

UNIT TRANSACTIONS
   Units purchased                                           13,757             9,723                   4,439
   Units redeemed                                          (168,278)         (120,569)                (90,574)
   Units transferred                                        117,773            84,967                (111,350)
                                                    ----------------------------------------------------------
Net increase (decrease) in units                            (36,748)          (25,879)               (197,485)
                                                    ==========================================================

SEE ACCOMPANYING NOTES.

                                       58

                                                                                 INITIAL CLASS
                                                    -----------------------------------------------------------------------
                                                                                         ASSET MANAGER:
                                                      ASSET MANAGER       INDEX 500          GROWTH          CONTRAFUND
                                                    (GRANDMASTER(TM)) (GRANDMASTER(TM)) (GRANDMASTER(TM)) (GRANDMASTER(TM))
                                                        DIVISION          DIVISION          DIVISION          DIVISION
                                                    -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)                     $      2,856,213  $         59,643  $        945,290  $      8,201,927
   Net realized gain (loss) on sales of
    investments                                              916,278         3,925,076           121,416         7,448,481
   Change in net unrealized appreciation/
    depreciation during the period                        (4,985,753)       (9,455,852)       (2,624,379)      (20,871,072)
                                                    -----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (1,213,262)       (5,471,133)       (1,557,673)       (5,220,664)

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                       147,937           593,654            84,417           903,101
   Contract terminations and benefits                     (8,298,357)       (7,969,586)       (1,183,689)      (10,659,731)
   Net transfers among investment options                    167,122         7,653,286         1,441,818         2,753,216
                                                    -----------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                      (7,983,298)          277,354           342,546        (7,003,414)
                                                    -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         (9,196,560)       (5,193,779)       (1,215,127)      (12,224,078)

Net assets, beginning of year                             30,347,317        51,801,301        10,932,979        70,984,174
                                                    -----------------------------------------------------------------------

NET ASSETS, END OF YEAR                             $     21,150,757  $     46,607,522  $      9,717,852  $     58,760,096
                                                    =======================================================================

UNIT TRANSACTIONS
   Units purchased                                             4,788            17,761             3,791            30,114
   Units redeemed                                           (260,034)         (233,842)          (51,666)         (355,309)
   Units transferred                                           2,139           224,494            61,783            90,712
                                                    -----------------------------------------------------------------------
Net increase (decrease) in units                            (253,107)            8,413            13,908          (234,483)
                                                    =======================================================================

                                                                       INITIAL CLASS                       SERVICE CLASS
                                                    ----------------------------------------------------  ------------------
                                                         GROWTH                            GROWTH &
                                                      OPPORTUNITIES        BALANCED         INCOME             MID CAP
                                                    (GRANDMASTER(TM)) (GRANDMASTER(TM)) (GRANDMASTER(TM)) (GRANDMASTER(TM))
                                                        DIVISION           DIVISION        DIVISION           DIVISION
                                                    ----------------------------------------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income (loss)                     $        669,130  $        309,719  $      1,156,913  $        (19,084)
   Net realized gain (loss) on sales of
    investments                                                    -           (91,123)         (512,098)        1,052,533
   Change in net unrealized appreciation/
    depreciation during the period                        (2,474,571)         (576,940)       (1,426,292)         (305,539)
                                                    ----------------------------------------------------  -----------------
Net increase (decrease) in net assets
  resulting from operations                               (1,805,441)         (358,344)         (781,477)          727,910

INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT RELATED TRANSACTIONS
    Contributions from contract holders                      196,947           116,793           272,518           259,639
    Contract terminations and benefits                    (1,098,312)         (672,689)       (1,121,786)         (267,050)
    Net transfers among investment options                (1,991,504)         (681,924)       (1,142,350)        6,535,237
                                                    ----------------------------------------------------  -----------------
Net increase (decrease) in net assets
  from contract related transactions                      (2,892,869)       (1,237,820)       (1,991,618)        6,527,826
                                                    ----------------------------------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS                         (4,698,310)       (1,596,164)       (2,773,095)        7,255,736

Net assets, beginning of year                             11,686,677         7,360,195        15,748,399           874,252
                                                    ----------------------------------------------------  -----------------

NET ASSETS, END OF YEAR                             $      6,988,367  $      5,764,031  $     12,975,304  $      8,129,988
                                                    ====================================================  =================

UNIT TRANSACTIONS
   Units purchased                                            13,804             8,813            16,842            17,022
   Units redeemed                                            (77,986)          (50,679)          (69,675)          (16,519)
   Units transferred                                        (143,129)          (50,461)          (72,700)          409,047
                                                    ----------------------------------------------------  -----------------
Net increase (decrease) in units                            (207,311)          (92,327)         (125,533)          409,550
                                                    ====================================================  =================

SEE ACCOMPANYING NOTES.

                               Separate Account I

                                       of

                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2001

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which, prior to March 3, 2000, was an indirect wholly owned subsidiary of ARM Financial Group, Inc. Effective March 3, 2000, Integrity and National Integrity were acquired by The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions or, for certain contract holders, to a guaranteed interest division provided by National Integrity, or both. Certain contract holders may also allocate or transfer a portion or all of their account values to one or more fixed rate guaranteed rate options of National Integrity's Separate Account GPO.

The Separate Account divisions invest in shares of the corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), Janus Aspen Series ("Janus Aspen Funds"), The Legends Fund ("Legends Funds"), Putnam Funds ("Putnam Funds"), Touchstone Variable Series Trust ("Touchstone Funds") and Van Kampen Life UIT Portfolios ("Van Kampen Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). The Janus Aspen Funds are managed by Janus Capital Corporation. Touchstone Advisors, Inc. ("Touchstone Advisors"), a wholly owned subsidiary of W&S, serves as the investment adviser of the Legends Funds and the Touchstone Funds. The investment adviser of the Putnam Funds is Putnam Investment Management, LLC. The Van Kampen Funds are managed by Van

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

Kampen Funds, Inc. The Separate Account currently has one hundred forty-seven investment divisions available (forty-five Fidelity VIP Funds, fifteen MFS Funds, twenty-two Janus Aspen Funds, fifteen Putnam Funds, eight Legends Funds, twenty-four Touchstone Funds and ten Van Kampen Funds). The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

                                       61
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UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2001 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2001 for the applicable periods) and the cost of shares held at December 31, 2001 for each division were as follows:

                                   DIVISION                                     PURCHASES         SALES            COST
-----------------------------------------------------------------------------------------------------------------------------
   Baron Small Cap (AnnuiChoice(TM))                                         $       14,006  $         1,729   $       12,340
   Baron Small Cap (IQ Annuity(TM))                                                 182,129              149          181,971
   Gabelli Large Cap Value (AnnuiChoice(TM))                                         49,916              177           49,713
   Gabelli Large Cap Value (IQ Annuity(TM))                                         222,991           60,080          155,931
   Harris Bretall Sullivan & Smith Equity Growth (IQ Annuity(TM))                   101,695               77          101,611
   Third Avenue Value (AnnuiChoice(TM))                                              93,302            2,077           91,130
   Third Avenue Value (IQ Annuity(TM))                                              447,608           66,233          380,194
   Touchstone Balanced (IQ Annuity(TM))                                              68,714              205           68,505
   Touchstone Balanced (AnnuiChoice(TM))                                              1,303                5            1,298
   Touchstone Bond (IQ Annuity(TM))                                                 130,058            3,764          126,310
   Touchstone Emerging Growth (IQ Annuity(TM))                                        5,962              997            5,058
   Touchstone Enhanced 30 (IQ Annuity(TM))                                           14,731               11           14,720
   Touchstone Growth & Income (IQ Annuity(TM))                                        8,562                6            8,556
   Touchstone Growth/Value (IQ Annuity(TM))                                           1,150                2            1,148
   Touchstone Growth/Value (AnnuiChoice(TM))                                          2,853               47            2,808
   Touchstone High Yield (IQ Annuity(TM))                                            48,347               38           48,309
   Touchstone International Equity (IQ Annuity(TM))                                  20,000              157           19,817
   Touchstone Money Market (IQ Annuity(TM))                                          70,660            7,140           63,520
   Touchstone Money Market (AnnuiChoice(TM))                                          3,726                5            3,721
   Touchstone Small Cap Value (IQ Annuity(TM))                                       38,756              428           38,300
   Touchstone Small Cap Value (AnnuiChoice(TM))                                       2,869               47            2,824
   Touchstone Value Plus (IQ Annuity(TM))                                             9,048            1,126            7,958
   Van Kampen Bandwith & Telecommunication (IQ Annuity(TM))                           3,540              960            2,660
   Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))                        2,863               47            2,817
   Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))                       162,528              912          161,640
   Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))                                    958               25              936
   Van Kampen MS US Multinational (IQ Annuity(TM))                                    1,652                2            1,650
INITIAL CLASS:
   VIP Money Market (Grandmaster(TM))                                            94,820,675       86,904,736       17,936,182
   VIP High Income                                                               13,754,216       16,502,755       14,315,234
   VIP Equity-Income                                                             15,530,824       13,091,355       47,909,166
   VIP Growth                                                                    11,897,661       29,448,902       49,343,323
   VIP Overseas                                                                  15,491,049       17,045,656       10,133,586

                                       63

                                   DIVISION                                    PURCHASES           SALES            COST
-----------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
   VIP II Investment Grade Bond (Grandmaster(TM))                            $   23,816,001  $    23,839,408   $    7,588,972
   VIP II Asset Manager                                                           1,509,687        5,612,471       17,081,047
   VIP II Index 500 (Grandmaster(TM))                                            20,255,731       22,236,088       43,346,570
   VIP II Asset Manager: Growth                                                     880,719        3,240,998        7,858,458
   VIP II Contrafund                                                             12,510,411       26,576,882       42,805,358
   VIP III Growth Opportunities                                                   3,638,599        5,749,884        4,243,407
   VIP III Balanced                                                               2,963,394        3,546,965        5,133,060
   VIP III Growth & Income                                                        3,387,306        5,967,037        9,596,721
SERVICE CLASS:
   VIP III Mid Cap (Grandmaster(TM))                                              4,756,728        8,027,976        4,800,797
   MFS Emerging Growth (IQ Annuity(TM))                                             996,361          175,377          761,821
   MFS Investors Growth Stock (IQ Annuity(TM))                                       82,316           11,224           67,719
   MFS Investors Trust (IQ Annuity(TM))                                               9,173              410            8,649
   MFS Mid Cap Growth (IQ Annuity(TM))                                              173,570            6,510          164,473
   MFS Mid Cap Growth (AnnuiChoice(TM))                                              33,390              106           33,272
   MFS Mid Cap Growth (Grandmaster(TM))                                           1,920,452          980,471          742,090
   MFS New Discovery (IQ Annuity(TM))                                               117,858            4,293          112,905
   MFS New Discovery (AnnuiChoice(TM))                                                  726                2              724
   MFS New Discovery (Grandmaster(TM))                                              360,789          254,631          107,757
   MFS Capital Opportunities (IQ Annuity(TM))                                        76,880              394           76,326
   MFS Capital Opportunities (AnnuiChoice(TM))                                       33,746              180           33,542
   MFS Capital Opportunities (Grandmaster(TM))                                       96,487            4,634           90,449
   MFS Total Return (IQ Annuity(TM))                                                427,764           50,406          375,285
   MFS Total Return (AnnuiChoice(TM))                                                66,318              442           65,871
   MFS Total Return (Grandmaster(TM))                                             1,428,611          228,527        1,190,375
SERVICE CLASS 2:
   VIP Money Market (IQ Annuity(TM))                                             85,641,815       77,956,078        7,685,737
   VIP Money Market (AnnuiChoice(TM))                                             1,190,859          208,664          982,195
   VIP High Income (IQ Annuity(TM))                                                 216,594           51,025          163,322
   VIP High Income (AnnuiChoice(TM))                                                 36,915              203           36,703
   VIP Equity-Income (IQ Annuity(TM))                                             1,049,574          175,152          858,226
   VIP Equity-Income (AnnuiChoice(TM))                                               76,021              219           75,817
   VIP Growth (IQ Annuity(TM))                                                      837,100          141,222          657,348
   VIP Growth (AnnuiChoice(TM))                                                      87,444           45,127           49,377
   VIP Overseas (IQ Annuity(TM))                                                     77,789              678           76,863
   VIP Overseas (AnnuiChoice(TM))                                                    27,507               69           27,442

                                       64

                                   DIVISION                                     PURCHASES         SALES             COST
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
   VIP Investment Grade Bond (IQ Annuity(TM))                                $      725,997  $       477,461   $      257,470
   VIP Investment Grade Bond (AnnuiChoice(TM))                                       60,709            1,772           58,961
   VIP Asset Manager (IQ Annuity(TM))                                                55,792            1,096           54,633
   VIP Asset Manager (AnnuiChoice(TM))                                               14,505              201           14,313
   VIP Index 500 (IQ Annuity(TM))                                                   388,725            9,302          378,017
   VIP Index 500 (AnnuiChoice(TM))                                                  113,701              370          113,305
   VIP Asset Manager: Growth (IQ Annuity(TM))                                        85,966              341           85,590
   VIP Asset Manager: Growth (AnnuiChoice(TM))                                       14,081               49           14,033
   VIP Contrafund (IQ Annuity(TM))                                                  441,693           25,150          411,855
   VIP Contrafund (AnnuiChoice(TM))                                                   1,546                1            1,545
   VIP Growth Opportunities (IQ Annuity(TM))                                          5,368               37            5,328
   VIP Balanced (IQ Annuity(TM))                                                    323,060           30,258          290,507
   VIP Balanced (AnnuiChoice(TM))                                                     4,474                7            4,467
   VIP Growth & Income (IQ Annuity(TM))                                             416,351            1,565          414,678
   VIP Growth & Income (AnnuiChoice(TM))                                              3,521               12            3,510
   VIP Mid Cap (IQ Annuity(TM))                                                     499,219           38,766          459,798
   VIP Mid Cap (AnnuiChoice(TM))                                                     11,771            1,787           10,028
   VIP Aggressive Growth (IQ Annuity(TM))                                            16,940               13           16,927
   VIP Dynamic Capital Appreciation (IQ Annuity(TM))                                  3,975                9            3,968
   VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                                14,081               50           14,033
SERVICE SHARES:
   Janus Aspen Growth (IQ Annuity(TM))                                              266,707          120,919          135,329
   Janus Aspen Growth (AnnuiChoice(TM))                                              33,505              180           33,299
   Janus Aspen Growth (Grandmaster(TM))                                              95,611           43,399           44,461
   Janus Aspen Aggressive Growth (IQ Annuity(TM))                                    92,215           17,040           68,244
   Janus Aspen Aggressive Growth (AnnuiChoice(TM))                                    1,031                1            1,030
   Janus Aspen Aggressive Growth (Grandmaster(TM))                                  143,593           50,963           81,223
   Janus Aspen Capital Appreciation (IQ Annuity(TM))                                170,904            6,283          163,414
   Janus Aspen Capital Appreciation (AnnuiChoice(TM))                                14,536               78           14,465
   Janus Aspen Capital Appreciation (Grandmaster(TM))                               223,843           24,682          192,865
   Janus Aspen Core Equity (IQ Annuity(TM))                                          48,938              346           48,535
   Janus Aspen Core Equity (AnnuiChoice(TM))                                         13,258               15           13,244
   Janus Aspen Core Equity (Grandmaster(TM))                                        133,585           59,352           71,716
   Janus Aspen International Growth (IQ Annuity(TM))                             26,853,024       25,387,158        1,646,575
   Janus Aspen International Growth (AnnuiChoice(TM))                                15,316               17           15,300
   Janus Aspen International Growth (Grandmaster(TM))                             3,453,671        2,728,353          606,197

                                       65

                                   DIVISION                                     PURCHASES         SALES             COST
-----------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Aspen Strategic Value (IQ Annuity(TM))                              $      140,843   $        1,545   $      139,147
   Janus Aspen Strategic Value (AnnuiChoice(TM))                                     31,852              327           31,503
   Janus Aspen Strategic Value (Grandmaster(TM))                                    256,886           47,423          207,023
   Janus Aspen Balanced (AnnuiChoice(TM))                                             9,820               11            9,810
   Janus Aspen Balanced (Grandmaster(TM))                                            71,277           23,303           47,468
   Janus Aspen Worldwide Growth (AnnuiChoice(TM))                                    46,676            2,088           44,428
   Janus Aspen Worldwide Growth (IQ Annuity(TM))                                 21,128,058       20,607,785          604,634
   Janus Aspen Worldwide Growth (Grandmaster(TM))                                 1,125,177        1,009,210          100,406
CLASS 1B SHARES:
   Putnam VT Growth & Income (AnnuiChoice(TM))                                       19,574              247           19,344
   Putnam VT Growth & Income (IQ Annuity(TM))                                       392,673           65,853          322,245
   Putnam VT Growth & Income (Grandmaster(TM))                                      606,777          583,062           25,758
   Putnam VT International Growth (IQ Annuity(TM))                               30,639,507       29,789,184        1,086,348
   Putnam VT International Growth (Grandmaster(TM))                               4,203,873        4,202,807           46,586
   Putnam VT Small Cap Value (AnnuiChoice(TM))                                       74,486            1,873           72,764
   Putnam VT Small Cap Value (IQ Annuity(TM))                                       117,777           24,758           92,664
   Putnam VT Small Cap Value (Grandmaster(TM))                                    4,974,773          366,552        4,592,850
   Putnam VT Technology (AnnuiChoice(TM))                                             1,031                3            1,028
   Putnam VT Technology (IQ Annuity(TM))                                             97,809              163           97,626
   Putnam VT Technology (Grandmaster(TM))                                           195,294              802          194,217
   Putnam VT Voyager II (AnnuiChoice(TM))                                             8,574               46            8,520
   Putnam VT Voyager II (IQ Annuity(TM))                                             12,633              910           11,691
   Putnam VT Voyager II (Grandmaster(TM))                                           105,343           24,319           77,554
                                                                                                               --------------
                                                                                                               $  311,674,091
                                                                                                               ==============

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

3. EXPENSES AND RELATED PARTY TRANSACTIONS

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are three contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster"), IQ the SmartAnnuity ("IQ Annuity") and AnnuiChoice. Grandmaster and AnnuiChoice have a deferred sales load charge and a lower mortality and expense annual rate. IQ Annuity has no sales load charges on its contracts and carries a higher mortality and expense annual rate. Grandmaster charges an annual rate of 1.20% and 0.15% of net assets, IQ Annuity charges an annual rate of 1.30% and 0.15% of net assets, and AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. For all contracts, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

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

4.  FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2001 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2001 for the applicable periods).

                                                                     AT DECEMBER 31, 2001
                                                   ------------------------------------------------------
                                                       UNITS          UNIT FAIR VALUE          NET ASSETS
                                                                 -----------------------------
DIVISION                                               (000s)      LOWEST        HIGHEST         (000s)
---------------------------------------------------------------------------------------------------------
   Baron Small Cap
     (AnnuiChoice(TM))                                     1     $     8.10     $   10.26      $       13
   Baron Small Cap (IQ Annuity(TM))                       20           7.93         10.04             198
   Gabelli Large Cap Value
     (AnnuiChoice(TM))                                     6           8.09         10.17              52
   Gabelli Large Cap Value
     (IQ Annuity(TM))                                     19           7.16         10.14             156
   Harris Bretall Sullivan & Smith
     Equity Growth (IQ Annuity(TM))                       10           8.17         10.87             103
   Third Avenue Value (AnnuiChoice(TM))                   10           8.13         10.15              99
   Third Avenue Value (IQ Annuity(TM))                    40           8.07         10.21             396
   Touchstone Balanced (IQ Annuity(TM))                    7           9.04         10.17              67
   Touchstone Balanced (AnnuiChoice(TM))                   -*          9.25         10.16               1
   Touchstone Bond (IQ Annuity(TM))                       12           9.97         10.36             119
   Touchstone Emerging Growth
     (IQ Annuity(TM))                                      -*          9.67         11.32               5
   Touchstone Enhanced 30
     (IQ Annuity(TM))                                      1           9.94         10.36              15
   Touchstone Growth & Income
     (IQ Annuity(TM))                                      1          10.00         10.31               8
   Touchstone Growth/Value
     (IQ Annuity(TM))                                      -*          9.70         10.31               1
   Touchstone Growth/Value
     (AnnuiChoice(TM))                                     -*          7.89         10.47               3
   Touchstone High Yield (IQ Annuity(TM))                  4           9.51         10.19              44
   Touchstone International Equity
     (IQ Annuity(TM))                                      2           7.15         10.17              16
   Touchstone Money Market
     (IQ Annuity(TM))                                      6          10.00         10.09              64
   Touchstone Money Market
     (AnnuiChoice(TM))                                     -*         10.00         10.05               4

                                                        FOR THE PERIOD ENDED DECEMBER 31, 2001
                                              -----------------------------------------------------------
                                                CAPITAL GAIN       INVESTMENT
                                                  DIVIDEND           INCOME        EXPENSE         TOTAL
DIVISION                                        DISTRIBUTION        RATIO (1)       RATIO        RETURN (2)
---------------------------------------------------------------------------------------------------------
   Baron Small Cap
     (AnnuiChoice(TM))                        $            -           0.00%         1.00%           2.10%
   Baron Small Cap (IQ Annuity(TM))                        -           0.00%         1.45%          (0.30%)
   Gabelli Large Cap Value
     (AnnuiChoice(TM))                                    62           0.96%         1.00%          (7.80%)
   Gabelli Large Cap Value
     (IQ Annuity(TM))                                    513           1.93%         1.45%         (18.50%)
   Harris Bretall Sullivan & Smith
     Equity Growth (IQ Annuity(TM))                       96           0.00%         1.45%           3.40%
   Third Avenue Value (AnnuiChoice(TM))                    -           0.09%         1.00%          (0.90%)
   Third Avenue Value (IQ Annuity(TM))                     -           0.94%         1.45%          (1.80%)
   Touchstone Balanced (IQ Annuity(TM))                  744          14.92%         1.45%          (1.00%)
   Touchstone Balanced (AnnuiChoice(TM))                  14         119.25%         1.00%           1.50%
   Touchstone Bond (IQ Annuity(TM))                        -          44.94%         1.45%           0.80%
   Touchstone Emerging Growth
     (IQ Annuity(TM))                                    413           0.00%         1.45%          12.30%
   Touchstone Enhanced 30
     (IQ Annuity(TM))                                      -          20.24%         1.45%           2.50%
   Touchstone Growth & Income
     (IQ Annuity(TM))                                    251          84.04%         1.45%           2.20%
   Touchstone Growth/Value
     (IQ Annuity(TM))                                      -           0.00%         1.45%          (1.80%)
   Touchstone Growth/Value
     (AnnuiChoice(TM))                                     -           0.00%         1.00%          (0.30%)
   Touchstone High Yield (IQ Annuity(TM))                  -         146.66%         1.45%           1.50%
   Touchstone International Equity
     (IQ Annuity(TM))                                      -           0.00%         1.45%         (18.30%)
   Touchstone Money Market
     (IQ Annuity(TM))                                      -           2.64%         1.45%           0.90%
   Touchstone Money Market
     (AnnuiChoice(TM))                                     -           2.23%         1.00%           0.50%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     AT DECEMBER 31, 2001
                                                   ------------------------------------------------------
                                                       UNITS             UNIT VALUE            NET ASSETS
                                                                 -----------------------------
DIVISION                                               (000s)      LOWEST        HIGHEST         (000s)
---------------------------------------------------------------------------------------------------------
   Touchstone Small Cap Value
     (IQ Annuity(TM))                                      4     $     7.38     $   10.87      $       44
   Touchstone Small Cap Value
     (AnnuiChoice(TM))                                     -*          7.74         11.42               3
   Touchstone Value Plus (IQ Annuity(TM))                  1           8.59         10.23               8
   Van Kampen Bandwith &
     Telecommunication (IQ Annuity(TM))                    -*          9.69         12.47               3
   Van Kampen Biotechnology &
     Pharmaceutical (AnnuiChoice(TM))                      -*          8.22         10.35               3
   Van Kampen Biotechnology &
     Pharmaceutical (IQ Annuity(TM))                      16           8.42         11.25             166
   Van Kampen MS High-Tech
     35 Index (IQ Annuity(TM))                             -*          9.42         12.51               1
   Van Kampen MS US Multinational
     (IQ Annuity(TM))                                      -*          9.65         10.16               2
INITIAL CLASS:
   VIP Money Market (Grandmaster(TM))                  1,196          14.61         15.01          17,947
   VIP High Income                                     1,094          10.95         14.25          12,413
   VIP Equity-Income                                   1,084          36.34         47.12          46,183
   VIP Growth                                            617          47.18         74.43          36,204
   VIP Overseas                                          455          18.06         27.83           9,584
   VIP II Investment Grade Bond
     (Grandmaster(TM))                                   352          20.42         22.32           7,683
   VIP II Asset Manager                                  530          25.32         30.61          15,069
   VIP II Index 500 (Grandmaster(TM))                  1,497          22.39         31.91          39,833
   VIP II Asset Manager: Growth                          339          15.49         20.57           6,184
   VIP II Contrafund                                   1,499          21.38         27.85          36,630
   VIP III Growth Opportunities                          375           8.77         12.56           3,924
   VIP III Balanced                                      391          11.04         13.20           4,868
   VIP III Growth & Income                               595          12.39         16.01           8,540
SERVICE CLASS:
   VIP III Mid Cap (Grandmaster(TM))                     274          14.28         16.44           4,450
   MFS Emerging Growth (IQ Annuity(TM))                   94           5.40         10.00             649
   MFS Investors Growth Stock
     (IQ Annuity(TM))                                      8           5.96         10.03              59
   MFS Investors Trust (IQ Annuity(TM))                    1           7.29         10.00               9
   MFS Mid Cap Growth (IQ Annuity(TM))                    21           5.57         10.01             156
   MFS Mid Cap Growth
     (AnnuiChoice(TM))                                     4           7.41         10.12              40
   MFS Mid Cap Growth
     (Grandmaster(TM))                                    85           5.99         10.67             684

                                                        FOR THE PERIOD ENDED DECEMBER 31, 2001
                                              -----------------------------------------------------------
                                                CAPITAL GAIN     INVESTMENT
                                                  DIVIDEND         INCOME         EXPENSE        TOTAL
DIVISION                                        DISTRIBUTION      RATIO (1)        RATIO       RETURN (2)
---------------------------------------------------------------------------------------------------------
   Touchstone Small Cap Value
     (IQ Annuity(TM))                         $            -           1.73%         1.45%           8.60%
   Touchstone Small Cap Value
     (AnnuiChoice(TM))                                     -           3.70%         1.00%          14.00%
   Touchstone Value Plus (IQ Annuity(TM))                  -           7.66%         1.45%           0.50%
   Van Kampen Bandwith &
     Telecommunication (IQ Annuity(TM))                    -           3.95%         1.45%          10.90%
   Van Kampen Biotechnology &
     Pharmaceutical (AnnuiChoice(TM))                      -           1.53%         1.00%          (0.10%)
   Van Kampen Biotechnology &
     Pharmaceutical (IQ Annuity(TM))                       -           1.09%         1.45%           2.20%
   Van Kampen MS High-Tech
     35 Index (IQ Annuity(TM))                             -           1.02%         1.45%          14.50%
   Van Kampen MS US Multinational
     (IQ Annuity(TM))                                      -           7.47%         1.45%          (1.20%)
INITIAL CLASS:
   VIP Money Market (Grandmaster(TM))                      -           3.86%         1.35%           2.81%
   VIP High Income                                         -          18.55%         1.35%         (12.96%)
   VIP Equity-Income                               2,201,483           1.66%         1.35%          (6.25%)
   VIP Growth                                      4,245,662           0.10%         1.35%         (18.77%)
   VIP Overseas                                    1,211,671           6.20%         1.35%         (22.23%)
   VIP II Investment Grade Bond
     (Grandmaster(TM))                                     -           4.13%         1.35%           7.02%
   VIP II Asset Manager                              300,853           4.60%         1.35%          (5.39%)
   VIP II Index 500 (Grandmaster(TM))                      -           1.44%         1.35%         (13.29%)
   VIP II Asset Manager: Growth                      277,424           3.24%         1.35%          (8.66%)
   VIP II Contrafund                               1,394,256           1.00%         1.35%         (13.43%)
   VIP III Growth Opportunities                            -           0.45%         1.35%         (15.56%)
   VIP III Balanced                                        -           4.25%         1.35%          (2.88%)
   VIP III Growth & Income                           529,181           1.66%         1.35%         (10.03%)
SERVICE CLASS:
   VIP III Mid Cap (Grandmaster(TM))                       -           0.00%         1.35%          (4.69%)
   MFS Emerging Growth (IQ Annuity(TM))               24,745           0.00%         1.45%         (31.10%)
   MFS Investors Growth Stock
     (IQ Annuity(TM))                                      9           0.94%         1.45%         (27.20%)
   MFS Investors Trust (IQ Annuity(TM))                   11           0.31%         1.45%         (15.80%)
   MFS Mid Cap Growth (IQ Annuity(TM))                     -           0.67%         1.45%         (25.00%)
   MFS Mid Cap Growth
     (AnnuiChoice(TM))                                     -           0.00%         1.00%          (0.10%)
   MFS Mid Cap Growth
     (Grandmaster(TM))                                     -           0.00%         1.35%         (19.30%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     AT DECEMBER 31, 2001
                                                   ------------------------------------------------------
                                                       UNITS             UNIT VALUE            NET ASSETS
                                                                 -----------------------------
DIVISION                                               (000s)      LOWEST        HIGHEST         (000s)
---------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
   MFS New Discovery (IQ Annuity(TM))                     14     $     6.62     $   10.03      $      118
   MFS New Discovery (AnnuiChoice(TM))                     -*          7.97         10.55               1
   MFS New Discovery (Grandmaster(TM))                    12           7.38         10.49             114
   MFS Capital Opportunities
     (IQ Annuity(TM))                                      9           6.23         10.04              68
   MFS Capital Opportunities
     (AnnuiChoice(TM))                                     3           7.58         10.02              32
   MFS Capital Opportunities
     (Grandmaster(TM))                                    10           6.44         10.00              84
   MFS Total Return (IQ Annuity(TM))                      38           9.09         10.31             381
   MFS Total Return (AnnuiChoice(TM))                      7           9.19         10.07              67
   MFS Total Return (Grandmaster(TM))                    120           9.00         10.21           1,177
SERVICE CLASS 2:
   VIP Money Market (IQ Annuity(TM))                     754          10.00         10.19           7,687
   VIP Money Market (AnnuiChoice(TM))                     97          10.00         10.07             982
   VIP High Income (IQ Annuity(TM))                       20           7.76         10.00             159
   VIP High Income (AnnuiChoice(TM))                       4           9.25         10.31              35
   VIP Equity-Income (IQ Annuity(TM))                     89           8.00         10.39             835
   VIP Equity-Income (AnnuiChoice(TM))                     8           8.45         10.00              79
   VIP Growth (IQ Annuity(TM))                            78           6.35         10.04             615
   VIP Growth (AnnuiChoice(TM))                            5           8.04         10.36              51
   VIP Overseas (IQ Annuity(TM))                           8           6.59         10.06              58
   VIP Overseas (AnnuiChoice(TM))                          3           8.18         10.00              28
   VIP Investment Grade Bond
     (IQ Annuity(TM))                                     25           9.90         10.67             257
   VIP Investment Grade Bond
     (AnnuiChoice(TM))                                     6           9.99         10.50              59
   VIP Asset Manager (IQ Annuity(TM))                      6           8.76         10.36              56
   VIP Asset Manager (AnnuiChoice(TM))                     1           9.04         10.21              15
   VIP Index 500 (IQ Annuity(TM))                         43           7.31         10.08             374
   VIP Index 500 (AnnuiChoice(TM))                        12           7.97         10.08             118
   VIP Asset Manager: Growth
     (IQ Annuity(TM))                                      9           7.82         10.03              85
   VIP Asset Manager: Growth
     (AnnuiChoice(TM))                                     1           8.69         10.32              15
   VIP Contrafund (IQ Annuity(TM))                        46           7.86         10.05             417
   VIP Contrafund (AnnuiChoice(TM))                        -*          8.71         10.02               2
   VIP Growth Opportunities
     (IQ Annuity(TM))                                      1           7.73         10.54               5
   VIP Balanced (IQ Annuity(TM))                          31           8.45         10.13             295

                                                        FOR THE PERIODS ENDED DECEMBER 31, 2001
                                              -------------------------------------------------------------
                                                CAPITAL GAIN      INVESTMENT
                                                  DIVIDEND          INCOME         EXPENSE          TOTAL
DIVISION                                        DISTRIBUTION       RATIO (1)        RATIO        RETURN (2)
-----------------------------------------------------------------------------------------------------------
SERVICE CLASS 2(CONTINUED):
   MFS New Discovery (IQ Annuity(TM))         $           62           2.78%         1.45%         (12.90%)
   MFS New Discovery (AnnuiChoice(TM))                     -           0.00%         1.00%           5.00%
   MFS New Discovery (Grandmaster(TM))                     -           0.00%         1.35%          (2.90%)
   MFS Capital Opportunities
     (IQ Annuity(TM))                                    378           1.84%         1.45%         (22.80%)
   MFS Capital Opportunities
     (AnnuiChoice(TM))                                     -           0.00%         1.00%          (6.00%)
   MFS Capital Opportunities
     (Grandmaster(TM))                                     -           0.00%         1.35%         (20.10%)
   MFS Total Return (IQ Annuity(TM))                     887           1.03%         1.45%          (0.90%)
   MFS Total Return (AnnuiChoice(TM))                      -           0.00%         1.00%           0.30%
   MFS Total Return (Grandmaster(TM))                      -           0.00%         1.35%          (1.80%)
SERVICE CLASS 2:
   VIP Money Market (IQ Annuity(TM))                       -           2.93%         1.45%           1.90%
   VIP Money Market (AnnuiChoice(TM))                      -           2.39%         1.00%           0.70%
   VIP High Income (IQ Annuity(TM))                        -           0.00%         1.45%         (19.70%)
   VIP High Income (AnnuiChoice(TM))                       -           0.00%         1.00%          (4.10%)
   VIP Equity-Income (IQ Annuity(TM))                  4,783           0.32%         1.45%          (6.30%)
   VIP Equity-Income (AnnuiChoice(TM))                     -           0.00%         1.00%          (0.90%)
   VIP Growth (IQ Annuity(TM))                         6,964           0.02%         1.45%         (21.10%)
   VIP Growth (AnnuiChoice(TM))                            -           0.00%         1.00%           0.10%
   VIP Overseas (IQ Annuity(TM))                       3,840           5.30%         1.45%         (23.20%)
   VIP Overseas (AnnuiChoice(TM))                          -           0.00%         1.00%          (4.50%)
   VIP Investment Grade Bond
     (IQ Annuity(TM))                                      -           0.00%         1.45%           4.10%
   VIP Investment Grade Bond
     (AnnuiChoice(TM))                                     -           0.00%         1.00%           2.50%
   VIP Asset Manager (IQ Annuity(TM))                      -           0.00%         1.45%          (1.60%)
   VIP Asset Manager (AnnuiChoice(TM))                     -           0.00%         1.00%           1.60%
   VIP Index 500 (IQ Annuity(TM))                          -           0.00%         1.45%         (13.20%)
   VIP Index 500 (AnnuiChoice(TM))                         -           0.00%         1.00%          (5.20%)
   VIP Asset Manager: Growth
     (IQ Annuity(TM))                                      -           0.00%         1.45%          (7.90%)
   VIP Asset Manager: Growth
     (AnnuiChoice(TM))                                     -           0.00%         1.00%           2.50%
   VIP Contrafund (IQ Annuity(TM))                       792           0.16%         1.45%         (10.20%)
   VIP Contrafund (AnnuiChoice(TM))                        -           0.00%         1.00%          (0.30%)
   VIP Growth Opportunities
     (IQ Annuity(TM))                                      -           0.00%         1.45%          (7.70%)
   VIP Balanced (IQ Annuity(TM))                           -           0.47%         1.45%          (4.80%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     AT DECEMBER 31, 2001
                                                   ------------------------------------------------------
                                                       UNITS             UNIT VALUE            NET ASSETS
                                                                 -----------------------------
DIVISION                                               (000s)      LOWEST        HIGHEST         (000s)
---------------------------------------------------------------------------------------------------------
SERVICE CLASS 2(CONTINUED):
   VIP Balanced (AnnuiChoice(TM))                          -*    $     8.99     $   10.23      $        5
   VIP Growth & Income (IQ Annuity(TM))                   46           7.87         10.01             415
   VIP Growth & Income
     (AnnuiChoice(TM))                                     -*          8.81         10.36               4
   VIP Mid Cap (IQ Annuity(TM))                           48           8.84         10.12             484
   VIP Mid Cap (AnnuiChoice(TM))                           1           9.11         10.42              10
   VIP Aggressive Growth
     (IQ Annuity(TM))                                      2           9.85         10.34              17
   VIP Dynamic Capital Appreciation
     (IQ Annuity(TM))                                      -*          9.84         12.91               4
   VIP Dynamic Capital Appreciation
     (AnnuiChoice(TM))                                     1           7.94         10.44              15
SERVICE SHARES:
   Janus Aspen Growth (IQ Annuity(TM))                    17           5.62         10.01             119
   Janus Aspen Growth (AnnuiChoice(TM))                    3           7.53         10.01              31
   Janus Aspen Growth (Grandmaster(TM))                    6           6.44         10.41              44
   Janus Aspen Aggressive Growth
     (IQ Annuity(TM))                                      8           5.90         10.35              56
   Janus Aspen Aggressive Growth
     (AnnuiChoice(TM))                                     -*          7.85         10.00               1
   Janus Aspen Aggressive Growth
     (Grandmaster(TM))                                     9           6.32         10.44              68
   Janus Aspen Capital Appreciation
     (IQ Annuity(TM))                                     20           6.87         10.19             156
   Janus Aspen Capital Appreciation
     (AnnuiChoice(TM))                                     2           8.59         10.20              17
   Janus Aspen Capital Appreciation
     (Grandmaster(TM))                                    21           7.15         10.61             177
   Janus Aspen Core Equity
     (IQ Annuity(TM))                                      5           7.26         10.07              45
   Janus Aspen Core Equity
     (AnnuiChoice(TM))                                     1           8.44         10.11              14
   Janus Aspen Core Equity
     (Grandmaster(TM))                                     8           7.41         10.00              67
   Janus Aspen International Growth
     (IQ Annuity(TM))                                    222           6.29         10.00           1,685
   Janus Aspen International Growth
     (AnnuiChoice(TM))                                     2           8.28         10.02              16
   Janus Aspen International Growth
     (Grandmaster(TM))                                    79           6.76         10.05             647
   Janus Aspen Strategic Value
     (IQ Annuity(TM))                                     15           7.86         10.30             140

                                                        FOR THE PERIOD ENDED DECEMBER 31, 2001
                                              -----------------------------------------------------------
                                                CAPITAL GAIN      INVESTMENT
                                                  DIVIDEND          INCOME         EXPENSE         TOTAL
DIVISION                                        DISTRIBUTION       RATIO (1)        RATIO        RETURN (2)
---------------------------------------------------------------------------------------------------------

SERVICE CLASS 2 (CONTINUED):                  $            -           0.00%         1.00%           1.40%
   VIP Balanced (AnnuiChoice(TM))                          -           0.00%         1.45%          (8.90%)
   VIP Growth & Income (IQ Annuity(TM))
   VIP Growth & Income                                     -           0.00%         1.00%           2.20%
     (AnnuiChoice(TM))                                     -           0.00%         1.45%           0.50%
   VIP Mid Cap (IQ Annuity(TM))                            -           0.00%         1.00%           3.70%
   VIP Mid Cap (AnnuiChoice(TM))
   VIP Aggressive Growth                                   -           0.00%         1.45%           2.30%
     (IQ Annuity(TM))
   VIP Dynamic Capital Appreciation                        -           0.00%         1.45%          24.30%
     (IQ Annuity(TM))
   VIP Dynamic Capital Appreciation                        -           0.00%         1.00%           0.50%
     (AnnuiChoice(TM))
SERVICE SHARES:                                          160           0.00%         1.45%         (31.80%)
   Janus Aspen Growth (IQ Annuity(TM))                     -           0.00%         1.00%          (8.60%)
   Janus Aspen Growth (AnnuiChoice(TM))                   88           0.00%         1.35%         (21.90%)
   Janus Aspen Growth (Grandmaster(TM))
   Janus Aspen Aggressive Growth                           -           0.00%         1.45%         (29.70%)
     (IQ Annuity(TM))
   Janus Aspen Aggressive Growth                           -           0.00%         1.00%          (6.50%)
     (AnnuiChoice(TM))
   Janus Aspen Aggressive Growth                           -           0.00%         1.35%         (24.70%)
     (Grandmaster(TM))
   Janus Aspen Capital Appreciation                        -           1.18%         1.45%         (20.00%)
     (IQ Annuity(TM))
   Janus Aspen Capital Appreciation                        -           0.73%         1.00%           0.10%
     (AnnuiChoice(TM))
   Janus Aspen Capital Appreciation                        -           1.18%         1.35%         (16.70%)
     (Grandmaster(TM))
   Janus Aspen Core Equity                               719           0.56%         1.45%         (14.20%)
     (IQ Annuity(TM))
   Janus Aspen Core Equity                                 -           1.18%         1.00%          (0.10%)
     (AnnuiChoice(TM))
   Janus Aspen Core Equity                             1,903           0.73%         1.35%         (12.40%)
     (Grandmaster(TM))
   Janus Aspen International Growth                        -           0.81%         1.45%         (24.10%)
     (IQ Annuity(TM))
   Janus Aspen International Growth                        -           1.02%         1.00%           0.10%
     (AnnuiChoice(TM))
   Janus Aspen International Growth                        -           1.25%         1.35%         (18.40%)
     (Grandmaster(TM))
   Janus Aspen Strategic Value                             -           0.14%         1.45%          (9.30%)
     (IQ Annuity(TM))

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     AT DECEMBER 31, 2001
                                                   ------------------------------------------------------
                                                       UNITS             UNIT VALUE            NET ASSETS
                                                                 -----------------------------
DIVISION                                               (000s)      LOWEST        HIGHEST         (000s)
---------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Strategic Value (AnnuiChoice(TM))                 3     $     8.21     $   10.10      $       33
   Janus Strategic Value (Grandmaster(TM))                21           7.88         10.32             195
   Janus Balanced (AnnuiChoice(TM))                        1           9.19         10.08              10
   Janus Balanced (Grandmaster(TM))                        5           8.80         10.15              48
   Janus Worldwide Growth
     (AnnuiChoice(TM))                                     5           7.88         10.02              45
   Janus Worldwide Growth
     (IQ Annuity(TM))                                     72           7.07         10.17             614
   Janus Worldwide Growth
     (Grandmaster(TM))                                    13           6.89         10.28             105
CLASS 1B SHARES:
   Putnam VT Growth & Income
     (AnnuiChoice(TM))                                     2           8.61         10.00              20
   Putnam VT Growth & Income
     (IQ Annuity(TM))                                     36           7.95         10.08             327
   Putnam VT Growth & Income
     (Grandmaster(TM))                                     3           8.42         10.20              26
   Putnam VT International Growth
     (IQ Annuity(TM))                                    125           7.51         10.09           1,114
   Putnam VT International Growth
     (Grandmaster(TM))                                     5           7.49         10.34              47
   Putnam VT Small Cap Value
     (AnnuiChoice(TM))                                     8           8.03         10.22              80
   Putnam VT Small Cap Value
     (IQ Annuity(TM))                                     10           8.25         10.49             102
   Putnam VT Small Cap Value
     (Grandmaster(TM))                                   487           8.26         10.51           5,074
   Putnam VT Technology
     (AnnuiChoice(TM))                                     -*          7.30         11.20               1
   Putnam VT Technology (IQ Annuity(TM))                  11           6.66         10.21              98
   Putnam VT Technology
     (Grandmaster(TM))                                    24           5.31         10.00             174
   Putnam VT Voyager II
     (AnnuiChoice(TM))                                     1           6.97         10.22               9
   Putnam VT Voyager II (IQ Annuity(TM))                   1           8.45         11.37              13
   Putnam VT Voyager II
     (Grandmaster(TM))                                    10           6.12         10.59              81

                                                        FOR THE PERIOD ENDED DECEMBER 31, 2001
                                              -----------------------------------------------------------
                                                CAPITAL GAIN      INVESTMENT
                                                  DIVIDEND          INCOME         EXPENSE          TOTAL
DIVISION                                        DISTRIBUTION       RATIO (1)        RATIO         RETURN (2)
---------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Strategic Value (AnnuiChoice(TM))    $            -           0.00%         1.00%          (5.10%)
   Janus Strategic Value (Grandmaster(TM))                 -           0.23%         1.35%          (9.00%)
   Janus Balanced (AnnuiChoice(TM))                        -           5.39%         1.00%           0.00%
   Janus Balanced (Grandmaster(TM))                        -           3.75%         1.35%          (4.30%)
   Janus Worldwide Growth
     (AnnuiChoice(TM))                                     -           0.21%         1.00%          (4.80%)
   Janus Worldwide Growth
     (IQ Annuity(TM))                                      -           0.35%         1.45%         (14.70%)
   Janus Worldwide Growth
     (Grandmaster(TM))                                     -           0.39%         1.35%         (16.90%)
CLASS 1B SHARES:
   Putnam VT Growth & Income
     (AnnuiChoice(TM))                                     -           0.00%         1.00%          (1.80%)
   Putnam VT Growth & Income
     (IQ Annuity(TM))                                      -           0.00%         1.45%          (9.40%)
   Putnam VT Growth & Income
     (Grandmaster(TM))                                     -           0.00%         1.35%          (4.10%)
   Putnam VT International Growth
     (IQ Annuity(TM))                                      -           0.00%         1.45%         (11.20%)
   Putnam VT International Growth
     (Grandmaster(TM))                                     -           0.00%         1.35%         (11.50%)
   Putnam VT Small Cap Value
     (AnnuiChoice(TM))                                     -           0.00%         1.00%           1.30%
   Putnam VT Small Cap Value
     (IQ Annuity(TM))                                      -           0.00%         1.45%           4.00%
   Putnam VT Small Cap Value
     (Grandmaster(TM))                                     -           0.00%         1.35%           4.20%
   Putnam VT Technology
     (AnnuiChoice(TM))                                     -           0.00%         1.00%          (0.10%)
   Putnam VT Technology (IQ Annuity(TM))                   -           0.00%         1.45%          (8.90%)
   Putnam VT Technology
     (Grandmaster(TM))                                     -           0.00%         1.35%         (27.40%)
   Putnam VT Voyager II
     (AnnuiChoice(TM))                                     -           0.00%         1.00%          (9.60%)
   Putnam VT Voyager II (IQ Annuity(TM))                   -           0.00%         1.45%           9.40%
   Putnam VT Voyager II
     (Grandmaster(TM))                                     -           0.00%         1.35%         (20.70%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                    National Integrity Life Insurance Company

                              Financial Statements,
                                (Statutory Basis)

                     Years Ended December 31, 2001 and 2000




                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                               2
Statements of Operations (Statutory Basis)                                     4
Statements of Changes in Capital and Surplus (Statutory Basis)                 5
Statements of Cash Flows (Statutory Basis)                                     6
Notes to Financial Statements (Statutory Basis)                                8

                         Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2001 and 2000, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of National Integrity Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note C to the financial statements, in 2001 National Integrity Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the New York Insurance Department.

April 5, 2002                                             /s/ Ernst & Young LLP
Cincinnati, Ohio

                    National Integrity Life Insurance Company
                        Balance Sheets (Statutory Basis)


                                                                                     DECEMBER 31,
                                                                                2001              2000
                                                                            -----------------------------------
                                                                                    (IN THOUSANDS)

ADMITTED ASSETS
Cash and invested assets:
    Bonds                                                                         $ 366,495         $ 338,356
    Preferred stocks                                                                  9,740             9,740
    Mortgage loans                                                                    1,342             1,600
    Policy loans                                                                     32,636            31,269
    Cash and short-term investments                                                  69,340            16,627
    Receivable for securities                                                         4,551               395
    Other invested assets                                                             3,755             3,766
                                                                            -----------------------------------
Total cash and invested assets                                                      487,859           401,753

Separate account assets                                                           1,061,620           945,292
Accrued investment income                                                             6,909             7,654
Federal income tax recoverable                                                        2,170             5,383
Receivable from parent, subsidiaries and affiliates                                       -            32,544
Other admitted assets                                                                   107               138


                                                                            -----------------------------------
Total admitted assets                                                            $ 1,558,665       $ 1,392,764
                                                                            ===================================


                                                                                     DECEMBER 31,
                                                                               2001               2000
                                                                         -------------------------------------
                                                                                    (IN THOUSANDS)

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                  $ 454,521          $ 399,811
      Unpaid claims                                                                     50                 50
      Deposits on policies to be issued                                                659                292
                                                                         -------------------------------------
    Total policy and contract liabilities                                          455,230            400,153

    Separate account liabilities                                                 1,036,620            920,292
    Accounts payable and accrued expenses                                              628                447
    Transfers from separate accounts due, net                                       (9,689)            (9,456)
    Reinsurance balances payable                                                       367                322
    Payable for securities                                                           7,796                  -
    Asset valuation reserve                                                          5,102              4,982
    Payable to affiliates                                                            2,418                  -
    Other liabilities                                                                1,285              3,602
                                                                         -------------------------------------
Total liabilities                                                                1,499,757          1,320,342

Capital and surplus:
    Common stock, $10 par value, 200,000 shares
      authorized, issued and outstanding                                             2,000              2,000
    Paid-in surplus                                                                101,069            101,069
    Unassigned deficit                                                             (44,161)           (30,647)
                                                                         -------------------------------------
Total capital and surplus                                                           58,908             72,422
                                                                         -------------------------------------
Total liabilities and capital and surplus                                      $ 1,558,665        $ 1,392,764
                                                                         =====================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                              2001               2000
                                                                                         -------------------------------------
                                                                                                  (IN THOUSANDS)
Premiums and other revenues:
    Premiums and annuity considerations                                                     $ 343,129           $ 13,052
    Deposit-type funds                                                                              -            182,834
    Net investment income                                                                      30,457             32,564
    Amortization of the interest maintenance reserve                                               97                682
    Reserve adjustments on reinsurance ceded                                                        -             (2,112)
    Fees from management of separate account mutual funds                                       6,679              8,169
    Surrender charges                                                                           1,607              1,705
    Other revenues                                                                                890              2,206
                                                                                          -------------------------------------
Total premiums and other revenues                                                             382,859            239,100

Benefits paid or provided:
    Death benefits                                                                              1,210                566
    Annuity benefits                                                                           24,346             22,387
    Surrender benefits                                                                        131,642            163,492
    Payments on supplementary contracts                                                           520              2,060
    Increase (decrease) in insurance and annuity reserves                                      54,008            (61,166)
    Other benefits                                                                                132                 56
                                                                                          -------------------------------------
Total benefits paid or provided                                                               211,858            127,395

Insurance expenses and other deductions:
    Commissions                                                                                20,292             14,993
    General expenses                                                                            8,866              6,977
    Taxes, licenses and fees                                                                      320                602
    Net transfers to separate accounts                                                        137,223             98,224
    Other expenses                                                                                 49              1,128
                                                                                          -------------------------------------
Total insurance expenses and other deductions                                                 166,750            121,924
                                                                                          -------------------------------------
Gain (loss) from operations before federal income taxes
    and net realized capital gains                                                              4,251            (10,219)

Federal income tax benefit                                                                     (2,899)            (1,002)
                                                                                          -------------------------------------
Gain (loss) from operations before net realized
    capital gains                                                                               7,150             (9,217)

Net realized capital gains, excluding realized
    capital losses, net of tax, transferred to the
    interest maintenance reserve (2001-$(772); 2000-$(8,874))                                     160                  -
                                                                                          -------------------------------------
Net income (loss)                                                                             $ 7,310           $ (9,217)
                                                                                          =====================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2001 and 2000

                                                                                                      TOTAL
                                                          COMMON       PAID-IN      UNASSIGNED     CAPITAL AND
                                                          STOCK        SURPLUS        DEFICIT        SURPLUS
                                         --------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

Balance, January 1, 2000                                 $ 2,000      $ 59,244       $ (6,065)          $ 55,179
Net loss                                                                               (9,217)            (9,217)
Change in nonadmitted assets
    and related items                                                                 (13,482)           (13,482)
Change in reserve (change in
    valuation basis)                                                                     (923)              (923)
Increase in asset
    valuation reserve                                                                  (1,456)            (1,456)
Change in surplus in
    separate accounts                                                                     496                496
Capital contribution                                                    41,825                            41,825
                                         --------------------------------------------------------------------------
Balance, December 31, 2000                                 2,000       101,069        (30,647)            72,422

Net income                                                                              7,310              7,310
Cumulative effect of changes in
    accounting principles                                                             (33,066)           (33,066)
Change in net unrealized capital
    gains (losses)                                                                         (9)                (9)
Change in nonadmitted assets
    and related items                                                                     132                132
Increase in asset
    valuation reserve                                                                    (120)              (120)
Change in surplus in
    separate accounts                                                                  12,239             12,239
                                         --------------------------------------------------------------------------
Balance, December 31, 2001                               $ 2,000     $ 101,069      $ (44,161)          $ 58,908
                                         ==========================================================================

SEE ACCOMPANYING NOTES.
                                                                               5

                    National Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                    2001                2000
                                                                                ------------------------------
                                                                                        (IN THOUSANDS)
OPERATIONS:
    Premiums, policy proceeds, and other
      considerations received                                                     $ 343,129          $ 195,886
    Net investment income received                                                   29,983             33,542
    Commission and expense allowances paid on
      reinsurance ceded                                                                   -               (629)
    Benefits paid                                                                  (157,755)          (188,561)
    Insurance expenses paid                                                         (29,298)           (22,464)
    Other income received, net of other expenses paid                                 9,012              9,363
    Net transfers to separate accounts                                             (137,456)          (129,266)
    Federal income taxes recovered                                                    5,739                  -
                                                                          -------------------------------------
Net cash provided by (used in) operations                                            63,354           (102,129)

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments of investments:
      Bonds                                                                         178,278             66,874
      Mortgage loans                                                                    259                750
      Net gains on cash and short-term investments                                        -                  1
      Miscellaneous proceeds                                                         (4,156)                 -
                                                                          -------------------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                                                  174,381             67,625


Cost of investments acquired:
    Bonds                                                                           205,818             67,746
    Miscellaneous applications                                                       (7,796)                 -
                                                                          -------------------------------------
Total cost of investments acquired                                                  198,022             67,746
Net increase in policy loans                                                          1,367              2,023
                                                                          -------------------------------------
Net cash used in investment activities                                              (25,008)            (2,144)


                                                                                    YEAR ENDED DECEMBER 31,
                                                                                    2001                2000
                                                                                ------------------------------
                                                                                        (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
    Deposits on deposit-type contract funds and other
      liabilities without life or disability contingencies                            2,339                  -
    Other sources                                                                    48,804              3,564
    Capital and surplus paid-in                                                           -             41,825
                                                                          -------------------------------------
Total other cash provided                                                            51,143             45,389
                                                                          -------------------------------------

Other cash applied:
    Withdrawals on deposit-type contract funds and other
      liabilities without life or disability contingencies                            1,790                  -
    Other applications, net                                                          34,986             35,072
                                                                          -------------------------------------
Total other cash applied                                                             36,776             35,072
                                                                          -------------------------------------
Net cash provided by financing and
    miscellaneous activities                                                         14,367             10,317
                                                                          -------------------------------------

Net increase (decrease) in cash and short-term investments                           52,713            (93,956)

Cash and short-term investments at beginning of year                                 16,627            110,583
                                                                          -------------------------------------
Cash and short-term investments at end of year                                     $ 69,340           $ 16,627
                                                                          =====================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2001


A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

National Integrity Life Insurance Company (the "Company") is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.

On March 3, 2000, W&S acquired the Company and Integrity from ARM Financial Group, Inc. ("ARM") pursuant to a purchase agreement dated December 17, 1999 ("Purchase Agreement"). Under the terms of the Purchase Agreement, W&S placed the entire purchase price of $119.3 million into a recoverable escrow account subject to a number of downward price adjustments. These price adjustments related primarily to an indemnification of losses from the sales or deemed sales of certain securities owned by the Company and Integrity. In a separate agreement, W&S assigned the right to receive the recovery of the purchase price on indemnified securities to Integrity. As of March 31, 2001, the Company had recovered $41.8 million from the escrow account related to the sales of these securities.

Subsequent to March 3, 2000, the Company and Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AAA (Highest) for claims paying ability from Duff & Phelps', A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001, under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001, for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed negative IMR on the separate account that is not offset by positive IMR on the general account, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

UNIVERSAL LIFE AND ANNUITY POLICIES

Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

FEDERAL INCOME TAXES

Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                                YEAR ENDED DECEMBER 31,
                                                                                2001              2000
                                                                       ------------------------------------
                                                                                    (IN THOUSANDS)
Net income (loss) as reported in the accompanying statutory basis
   financial statements                                                   $       7,310    $      (9,217)
Deferred policy acquisition costs, net of amortization                           18,275           10,555
Adjustments to customer deposits                                                (16,182)          13,504
Adjustments to invested asset carrying values at acquisition date                 7,370            3,210
Amortization of interest maintenance reserve                                        (97)            (540)
Amortization of goodwill                                                         (1,023)            (622)
Adjustments for realized investment gains (losses)                                1,452             (297)
Adjustments for federal income tax expense                                        2,899                -
Other                                                                            (8,021)         (17,438)
                                                                       ------------------------------------

Net income (loss), GAAP basis                                             $      11,983    $        (845)
                                                                       ====================================

                                                                                YEAR ENDED DECEMBER 31,
                                                                                2001              2000
                                                                       ------------------------------------
                                                                                    (IN THOUSANDS)
Capital and surplus as reported in the accompanying statutory basis
   financial statements                                                   $      58,908    $      72,422
Adjustments to customer deposits                                                (50,869)         (31,543)
Adjustments to invested asset carrying values at acquisition date               (23,376)         (44,360)
Asset valuation reserve and interest maintenance reserve                          5,102            4,982
Goodwill                                                                         34,253           29,231
Deferred policy acquisition costs                                                28,830           10,555
Net unrealized gains (losses) on available-for-sale securities                    7,967           (3,810)
Other                                                                              (106)            (308)
                                                                       ------------------------------------
Shareholder's equity, GAAP basis                                          $      60,709    $      37,169
                                                                       ====================================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

   Bonds not backed by other loans are principally stated at amortized cost using the interest method.

   Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

   Preferred stocks are reported at cost. There are no restrictions on preferred stocks.

   Short-term investments include investments with remaining maturities of less than one year at the date of acquisition and are principally stated at amortized cost.

   Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

   Mortgage loans and policy loans are reported at unpaid principal balances.

   Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUNDS ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2000 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial presentation.

B. PERMITTED AND PRESCRIBED STATUTORY ACCOUNTING PRACTICES

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department.

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES MANUAL ("NAIC SAP") has been adopted as a component of prescribed and permitted practices by the state of New York. The state has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, deferred tax assets and liabilities are not recognized in the financial statements of New York domiciled companies. The Insurance Superintendent has the right to permit other specific practices that deviate from prescribed practices.

The monetary effect on statutory capital and surplus of using accounting practices prescribed by the State of New York Insurance Department is as follows:


                                                                                           DECEMBER 31,
                                                                                               2001
                                                                                        -------------------
                                                                                          (IN MILLIONS)
Statutory capital and surplus per statutory financial statements                        $            58.9
Effect of State of New York's prescribed practice of not recognizing
deferred tax assets and liabilities                                                                   2.7
                                                                                        -------------------
Statutory capital and surplus in accordance with the NAIC statutory
accounting practices                                                                    $            61.6
                                                                                        ===================

C. ACCOUNTING CHANGES

Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with NAIC SAP subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent.

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle that decreased unassigned surplus $33.1 million as of January 1, 2001. Included in this total adjustment is a reduction in capital and surplus of approximately $32.9 million in write-downs of impaired invested assets and $0.2 million of guaranty fund assessment accruals. Despite the negative effect on statutory surplus, management expects the Company to remain in compliance with all regulatory and contractual obligations.

D. INVESTMENTS

The cost or amortized cost and the fair value of investments in bonds and preferred stocks are summarized as follows:

                                              COST OR             GROSS           GROSS
                                             AMORTIZED          UNREALIZED      UNREALIZED
                                               COST               GAINS           LOSSES          FAIR VALUE
                                      -----------------------------------------------------------------------
                                                                    (IN THOUSANDS)
At December 31, 2001:
  Mortgage-backed securities             $      99,506     $       1,221    $       7,369     $      93,358
  Corporate securities                         216,723             4,160           12,593           208,290
  Asset-backed securities                       30,674               850              597            30,927
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                     7,005               316               30             7,291
  Foreign governments                            4,491                27                -             4,518
  States and political subdivisions              8,104                 -                1             8,103
                                      -----------------------------------------------------------------------
Total bonds                              $     366,503     $       6,574    $      20,590     $     352,487
Preferred stocks                                 9,740                31            1,417             8,354
                                      -----------------------------------------------------------------------
Total bonds and preferred stocks         $     376,243     $       6,605   $       22,007     $     360,841
                                      =======================================================================

At December 31, 2000:
  Mortgage-backed securities             $     113,067     $           8    $           -     $     113,075
  Corporate securities                         153,289                 -           12,488           140,801
  Asset-backed securities                       30,169                 -                -            30,169
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                    19,171               149                -            19,320
  Foreign governments                           16,940                 -            2,780            14,160
  States and political subdivisions              5,720                 -                -             5,720
                                      -----------------------------------------------------------------------
Total bonds                              $     338,356     $         157    $      15,268     $     323,245
Preferred stocks                                 9,740                 -                -             9,740
                                      -----------------------------------------------------------------------
Total bonds and preferred stocks         $     348,096     $         157    $      15,268     $     332,985
                                      =======================================================================

Fair values are based on published quotations of the Securities Valuation Office ("SVO") of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 2001 and 2000, the fair value of investments in bonds includes $236.0 million and $226.8 million, respectively, of bonds that were valued at amortized cost.

The amortized cost of bonds at December 31, 2001 has been reduced by adjustments of $8,770 to derive the carrying amount of bonds in the balance sheets ($366.5 million).

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 2001, by contractual maturity, is as follows:


                                                                            COST OR
                                                                        AMORTIZED COST      FAIR VALUE
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Years to maturity:
   One or less                                                            $      16,958    $      17,225
   After one through five                                                        48,283           48,316
   After five through ten                                                        61,355           61,128
   After ten                                                                    109,727          101,533
   Asset-backed securities                                                       30,674           30,927
   Mortgage-backed securities                                                    99,506           93,358
                                                                       ------------------------------------
Total                                                                     $     366,503    $     352,487
                                                                       ====================================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2001 and 2000 were $178.3 million and $66.9 million; gross gains of $535,042 and $258,524, and gross losses of $1.1 million and $9.1 million were realized on those sales, respectively.

At December 31, 2001 and 2000, bonds with an admitted asset value of $1,236,089 and $1,231,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2001, the Company held unrated or less-than-investment grade bonds of $29.4 million, with an aggregate fair value of $24.3 million. Those holdings amounted to 8% of the Company's investments in bonds and less than 2% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2001, the Company held no mortgages with interest more than 180 days past due. During 2001, excluding interest rates on adjustable rate mortgages, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:


                                                                             YEAR ENDED DECEMBER 31,
                                                                             2001              2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Income:
   Bonds                                                                  $      24,130    $      26,011
   Preferred stocks                                                                 796              796
   Mortgage loans                                                                   118              139
   Policy loans                                                                   2,493            2,400
   Cash and short-term investments                                                3,321            3,487
   Other                                                                            283              282
                                                                       ------------------------------------
Total investment income                                                          31,141           33,115

Investment expenses                                                                (684)            (551)
                                                                       ------------------------------------

Net investment income                                                     $      30,457    $      32,564
                                                                       ====================================

There had been no due and accrued investment income excluded from surplus.

Realized capital gains and losses are reported net of federal income tax and amounts transferred to the IMR are as follows:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                                 2001              2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
   Net realized capital losses                                            $        (612)   $      (8,874)
   Less amount transferred to IMR                                                  (772)          (8,874)
                                                                       ------------------------------------
   Net realized capital gains                                            $          160    $           -
                                                                       ====================================

E. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                             DECEMBER 31, 2001                   DECEMBER 31, 2000
                                    -------------------------------------------------------------------------
                                        CARRYING           FAIR                CARRYING          FAIR
                                         AMOUNT            VALUE                AMOUNT           VALUE
                                    -------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
Assets:
   Bonds                               $     366,495    $     360,463      $     338,356     $     291,584
   Preferred stocks                            9,740            8,354              9,740             8,342
   Mortgage loans                              1,342            1,342              1,600             1,600
   Policy loans                               32,636           32,636             31,269            31,269
   Cash and short-term investments            69,340           69,340             16,627            16,627
  Separate account assets                  1,061,620        1,061,620            945,292           945,292

Liabilities:
   Life and annuity reserves for
     investment-type contracts         $     376,686    $     376,820      $     319,590     $     309,252
   Separate accounts annuity
     reserves                              1,025,984        1,025,011            909,910           767,921

F. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                                       -------------------------------------
                                                                             2001              2000
                                                                       -------------------------------------
                                                                                  (IN THOUSANDS)
Direct premiums and amounts assessed against policyholders                $     337,828    $     187,623
Reinsurance assumed                                                               8,565            9,243
Reinsurance ceded                                                                  (925)            (980)
                                                                       -------------------------------------
Net premiums, annuity considerations and deposit-type funds               $     345,468    $     195,886
                                                                       =====================================


In 2001 and 2000, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2001 if all reinsurance ceded agreements were cancelled is $1,862,269.

G. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current benefit taken for the use of the Company's losses and credits in the consolidated return.

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                                  2001             2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Federal income tax expense (benefit) computed at statutory rate           $       1,488    $      (3,577)
Amortization of value of insurance in force                                        (490)            (490)
Adjustment to statutory reserves for tax purposes                                   953            4,052
Tax on separate account income                                                   (4,279)             174
Bond discount accrual                                                              (650)            (482)
Deferred acquisition costs recorded for tax purposes                                575               89
Amortization of interest maintenance reserve                                        (34)            (239)
Other                                                                              (462)            (529)
                                                                       ------------------------------------
Federal income tax benefit                                                $      (2,899)   $      (1,002)
                                                                       ====================================


The Company made no tax payments in 2001 and 2000.

H. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders.

At December 31, 2001, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                                                            AMOUNT
                                                                       ------------------
                                                                        (IN THOUSANDS)
Unrealized gains and losses                                               $          (8)
Non-admitted asset values                                                       (13,534)
Separate account businesses                                                           -
Asset valuation reserves                                                         (5,102)
Provision for reinsurance                                                             -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001 and 2000, the Company meets the RBC requirements.

I. RELATED PARTY TRANSACTIONS

During 2000, the Company recorded $41.8 million in capital contributions from Integrity. The Company received no capital contributions during 2001. The company paid no dividends during 2000 or 2001.

On March 3, 2000, W&S began performing certain administrative and special services for Integrity and the Company to assist with its business operations. The services include tax compliance and reporting; payroll functions; administrative support services; and investment functions. In addition, the Company's parent, Integrity, provides certain business support services. These services include policyholder services; accounting and auditing; underwriting; marketing and product development; functional support services; personnel functions; and administrative support services. Before March 3, 2000, certain administrative and special services were provided to the Company through Administrative and Investment Services agreements with ARM, the Company's former indirect parent. During 2001, the Company paid $8.5 million to Integrity related to these services. During 2000, the Company paid $0.8 million and $6.0 million, to ARM and Integrity, respectively, related to these services. The charges for services are considered reasonable and in accordance with the requirement of applicable insurance law and regulations.

At December 31, 2001, the Company had amounts due to Integrity of $2.4 million. At December 31, 2000, the Company had amounts of $32.2 million, $0.1 million and $0.2 million due from Integrity, Touchstone Securities, Inc. and W&S, respectively. Touchstone Securities, Inc. is a wholly owned subsidiary of W&S, the Company's ultimate parent. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2001.

J. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2001 and 2000, the Company accrued an estimated liability of $0.3 million and $0.1 million, respectively, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

K. ANNUITY RESERVES

At December 31, 2001, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                            AMOUNT           PERCENT
                                                                       ------------------------------------
                                                                        (IN THOUSANDS)
Subject of discretionary withdrawal (with adjustment):
   With market value adjustment                                           $     563,894          40.3%
   At book value less surrender charge of 5% or more                            200,618          14.3%
   At market value                                                              462,089          33.0%
                                                                       ------------------------------------
Total with adjustment or at market value                                      1,226,601          87.6%
  Subject to discretionary withdrawal (without adjustment)
   at book value less surrender charge of 5% or more                            105,648           7.5%
Not subject to discretionary withdrawal                                          67,988           4.9%
                                                                       ------------------------------------
Total annuity reserves and deposit fund liabilities (before
  reinsurance)                                                                1,400,237           100%
                                                                                         ==================
Less reinsurance ceded                                                                -
                                                                       ------------------
Net annuity reserves and deposit fund liabilities                         $   1,400,237
                                                                       ==================

L. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These policies carry an interest rate guarantee based on the guarantee period selected by the policyholder.

The Company's non-guaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently provided by the Company include the following: return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows:

                                              SEPARATE ACCOUNTS WITH GUARANTEES
                                             ------------------------------------
                                                 NONINDEXED        NONINDEXED
                                               GUARANTEED LESS   GUARANTEED MORE    NONGUARANTEED
                                              THAN / EQUAL TO       THAN 4%       SEPARATE ACCOUNTS
                                                     4%                                                  TOTAL
                                             ------------------------------------------------------------------------
                                                                        (IN THOUSANDS)
Premiums, deposits and other considerations   $         148    $     188,362     $      30,845      $     219,335
                                             ========================================================================

Reserves for separate accounts with assets
  at fair value                               $       9,919    $     553,975     $     462,168      $   1,026,062
                                             ========================================================================

Reserves for separate accounts by withdrawal
  characteristics:
    Subject to discretionary withdrawal (with
     adjustment):
     With market value adjustment            $       9,919    $     553,975     $           -      $     563,894

     At market value                                     -                -           462,168            462,168
                                            ------------------------------------------------------------------------
    Total with adjustment or at market
     value                                   $       9,919    $     553,975     $     462,168      $   1,026,062
                                            ------------------------------------------------------------------------

Total separate accounts reserves             $       9,919    $     553,975     $     462,168      $   1,026,062
                                            ========================================================================

Amounts transferred to and from the separate accounts as reported in the Summary of Operations of the Separate Accounts for the year ended December 31, 2001 are as follows:

                                         SEPARATE ACCOUNTS WITH GUARANTEES
                                        ------------------------------------
                                           NONINDEXED        NONINDEXED
                                           GUARANTEED        GUARANTEED      NONGUARANTEED
                                           LESS THAN/        MORE THAN          SEPARATE
                                           EQUAL TO 4%           4%              ACOUNTS             TOTAL
                                        ------------------------------------------------------------------------
                                                                    (IN THOUSANDS)
Transfers to Separate Accounts             $         148    $     188,362     $      30,871      $     219,381
Transfers from Separate Accounts                     188           56,346            38,048             94,582
                                        ------------------------------------------------------------------------
Net transfers to (from) Separate
  Accounts                                 $         (40)   $     132,016     $      (7,177)     $     124,799
                                        =========================================================================



A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2001 is presented below:


                                                                                               2001
                                                                                        -------------------
                                                                                          (IN THOUSANDS)
Transfers as reported in the Summary of Operations of the Separate Accounts
   Statement:
     Transfers to separate accounts                                                        $     219,381
     Transfers from separate accounts                                                            (94,582)
                                                                                        -------------------
Net transfers to separate accounts                                                               124,799

Reconciling adjustments:
   Policy deductions and other expenses reported as other revenues                                   185
   Other changes in surplus in separate account statement                                         12,239
                                                                                        -------------------
Transfers as reported in the Summary of Operations                                         $     137,223
                                                                                        ===================

M. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The Company issued business through the following managing general agents in 2001:

                                                                    TYPE OF                       TOTAL
                                                    EXCLUSIVE       BUSINESS      AUTHORITY      PREMIUMS
         NAME AND ADDRESS               EIN          CONTRACT       WRITTEN        GRANTED        WRITTEN
---------------------------------------------------------------------------------------------------------------
Alice Lawrow-Tardera
15 Park Circle, Suite 103           ###-##-####         No       Fixed Annuities     None       $21,576,712
Centerport, NY  11721
---------------------------------------------------------------------------------------------------------------
Penn Financial Marketing
18 Eagle Head Rd., Ste. A-1         22-3033443          No       Fixed Annuities     None       $14,946,270
Ithaca, NY  14850

The aggregate remaining premiums written by other managing general agents for 2001 was $17,938,350.

N. OTHER ITEMS

SUPERVISION ORDER

On August 20, 1999, the Ohio Department of Insurance issued a Supervision Order with respect to Integrity. The Supervision Order was automatically extended until March 2, 2000, when it was released upon the close of the sale of Integrity. Under the terms of the Supervision Order, Integrity continued payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but was to receive written consent from the Ohio Department of Insurance for other payments including dividends to ARM. The Supervision Order also suspended the processing of surrenders of policies except in the cases of approved hardship.

                                     PART C

                                OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Section 1 - Condensed Financial Information for the Portfolios

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            NATIONAL INTEGRITY SEPARATE ACCOUNT I:

            Report of Independent Auditors
            Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001 Statements to Changes on Net Assets for the Years Ended December 31,
                   2001 and 2000
            Notes to Financial Statements

            NATIONAL INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Auditors
            Balance Sheets (Statutory Basis) as of December 31, 2001 and 2000 Statements of Income (Statutory Basis) for the Years Ended
                   December 31, 2001 and 2000
            Statements of Changes in Capital and Surplus (Statutory Basis) for
                   the Years Ended December 31, 2001 and 2000
            Statements of Cash Flows (Statutory Basis) for the Years Ended
                   December 31, 2001 and 2000
            Notes to Financial Statements (Statutory Basis)

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (NATIONAL INTEGRITY) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8905), filed on September 19, 1986.

            2.          Not applicable.

            3.(a) Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. ("IFS") (the previous principal underwriter) and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905) filed on March 2, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658) filed on April 28, 2000.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51126), filed on August 20, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51122), filed on November 10, 1992.

            5. Form of application. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            6.(b) By-Laws of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            7. Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995 (filed herewith). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on April 28, 1995.

            8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

            8.(d) Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity, incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658) filed on May 6, 1998.

            8.(e) Form of Participation Agreement among The Legends Funds, Inc. (formerly known as the Integrity Series, Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Service, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (file No. 33-51268) filed August 24, 1992.

            8.(f) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement on Form N-4 registration statement (File No. 33-44892) filed November 13, 2000.

            8.(g) Form of Participation Agreement among Van Kampen funds, Inc. Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement filed on Form N-4 (File No. 33-44892) filed November 13, 2000.

            8.(h) Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement filed on Form N-4 (File No. 333-44892) filed May 1, 2001.

            8.(I) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trusts, Touchstone Securities, Inc. and National Integrity Life Insurance Company.

            9.          Opinion and Consent of G. Stephen Wastek.

            10.         Consent of Ernst & Young LLP.

            11.         Not applicable.

            12.         Not applicable.

            13.         Schedule for computation of performance quotations.
                        Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director

Dennis L. Carr(1)                                       Director, Executive Vice President and Chief Actuary

Daniel J. Downing                                       Director
15 Matthews Street, Goshen, New York 10924

Dale Patrick Hennie                                     Director
990 Hickoryview Dr., Cincinnati, OH 45233

Eric C. Fast                                            Director
100 First Stamford Place
Stamford, Connecticut 06092

John R. Lindholm(1)                                     Director and President

Cameron F. MacRae                                       Director
125 W. 55th Street, New York, New York 10019

Newton Phelps Stokes Merril                             Director
One Wall St., New York, NY 10286

Robert L. Walker(2)                                     Director

William J. Williams(2)                                  Director

Donald J. Wuebbling(2)                                  Director

OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
William J. Williams(2)                                  Chairman of the Board

John F. Barrett(2)                                      Vice Chairman of the Board

John R. Lindholm(1)                                     Director and President

Dennis L. Carr(1)                                       Executive Vice President & Chief Actuary

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

                                        3

Don W. Cummings(1)                                      Senior Vice President & Chief Financial Officer

William F. Ledwin(1)                                    Senior Vice President & Chief Investment Officer

William H. Guth(1)                                      Senior Vice President

Edward J. Haines(1)                                     Senior Vice President

Kevin L. Howard(1)                                      Senior Vice President

Jill R. Keinsley(1)                                     Senior Vice President

Kenneth A. Palmer                                       Senior Vice President, Producer & Client Services

John P. Ciprio(2)                                       Vice President

Daniel  J. Downing                                      Vice President
15 Matthews St., Suite 200, Goshen, New York, 10924

Laurel Durham(1)                                        Vice President, National Sales

David G. Ennis(2)                                       Vice President, Auditor

Phillip E. King(1)                                      Vice President

Paul M. Kruth(1)                                        Vice President

Mark W. Murphy(1)                                       Vice President

Richard K. Taulbee(2)                                   Vice President, Taxes

James J. Vance(2)                                       Vice President & Treasurer

M. Lisa Cooper(1)                                       Product Compliance Officer

David L. DiMartino(1)                                   Managing Actuary

Elizabeth A. Rubin(2)                                   Administrative Officer

Michael W. Collier(1)                                   Director of New Business

Lisa C. Heffley(1)                                      Director, Agent Licensing & Commissions

Joseph F. Vap(1)                                        Director, Financial Operations

Edward J. Babbitt(2)                                    Secretary

Meredith Hettinger(1)                                   Assistant Secretary

Robert F. Morand(2)                                     Assistant Secretary

Lee Ann Risner(1)                                       Assistant Secretary

G. Stephen Wastek(1)                                    Assistant Secretary

Jeffery D. Meek(2)                                      Assistant Treasurer

Heather G. Napier(2)                                    Assistant Treasurer

Elaine M. Reuss(2)                                      Assistant Treasurer

                                        4

Timothy D. Speed(2)                                     Assistant Treasurer

(1) Principal Business Address: 515 West Market Street, Louisville, Kentucky
    40202
(2) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

        Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation;
                100% owned by WSLIC

                Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by
                         WSLAC; ownership and operation of real estate.

                IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100%
                         owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                         IFS Systems, Inc.; Delaware corporation; 100% owned by
                                    IFS; development, marketing and support of software systems.

                         IFS Insurance Agency, Inc.; Ohio corporation; 99% owned
                                    by IFS, 1% owned by William F. Ledwin;
                                    general insurance agency.

                         Touchstone Securities, Inc.; Nebraska corporation; 100%
                                    owned by IFS; securities broker-dealer.

                         Touchstone Advisors, Inc.; Ohio corporation; 100% owned
                                    by IFS; registered investment adviser.

                         IFS Agency Services, Inc.; Pennsylvania corporation;
                                    100% owned by IFS; general insurance agency.

                         IFS Agency, Inc.; Texas corporation; 100% owned by an
                                    individual; general insurance agency.

                         IFS General Agency, Inc.; Pennsylvania corporation;
                                    100% owned by William F. Ledwin;

                         Ft. Washington Brokerage Services, Inc.; Ohio
                                    corporation; 100% owned by IFS Financial
                                    Services, Inc.; registered investment
                                    advisor and broker dealer.

                         IFS Fund Distributors, Inc.; Ohio corporation; 100%
                                    owned by IFS Financial Services, Inc.;
                                    registered broker dealer

                         Integrated Fund Services, Inc.; Ohio corporation; 100%
                                    owned by IFS Financial Services, Inc;
                                    registered transfer agent.

        Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

                National Integrity Life Insurance Company; New York
                         corporation; 100% owned by Integrity Life Insurance Company.

        Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
                ownership and operation of real estate.

        Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
                ownership and operation of real estate.

        WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

        Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

                Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

        Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
                insurance.

                Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

                         Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                                    Properties, Inc.; acquiring, owning,
                                    managing, leasing and selling real estate.

                CAI Holding Company, Inc.; Ohio corporation; 100% owned by
                         Columbus Life Insurance Company; holding company.

                         Capital Analysts Incorporated; Delaware corporation;
                                    100% owned by CAI Holding Company;
                                    securities broker-dealer and registered
                                    investment advisor.

                         Capital Analysts Agency, Inc.; Ohio corporation; 99%
                                    owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

                         Capital Analysts Agency, Inc.; Texas corporation; 100%
                                    owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                         Capital Analysts Insurance Agency, Inc.; Massachusetts
                                    corporation; 100% owned by Capital Analysts
                                    Incorporated; general insurance agency.

                CLIC Company I; Delaware corporation; 100% owned by Columbus
                         Life Insurance Company; holding company.

                CLIC Company II; Delaware corporation; 100% owned by Columbus
                         Life Insurance Company; holding company.

        Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC;
                ownership, development and management of real estate.

                Seasons Management Company; Ohio corporation; 100 % owned by
                         Eagle Properties, Inc.; management of real estate.

        Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

        WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

        Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
                ownership and operation of real estate.

        AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

        Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

        Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

        W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27.    NUMBER OF CONTRACT OWNERS

            As of March 1, 2002 there were 5689 contract owners of Separate Account I of National Integrity.

ITEM 28.    INDEMNIFICATION

BY-LAWS OF TOUCHSTONE SECURITIES, INC. The By-Laws of Interactive Financial Solutions, now called Touchstone Securities provide, in Article IV, as follows:

            INDEMNIFICATION, GENERALLY. To the extent permitted by the law of the State of Ohio and subject to all applicable requirements thereof:

            Section 1. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company shall be indemnified by the Company;

            Section 4. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company and not covered by
            Section 1, may be indemnified upon approval of
                        (a) a majority voted of a quorum consisting of
                            disinterested directors, or
                        (b) independent legal counsel, or
                        (c) by the members, or
                        (d) by the Court of Common Please of Hamilton County,
                            Ohio or the court where such action was brought.

            Section 5. The related expenses of any such person in any other of said categories may be advanced by the Company.

ITEM 29.    PRINCIPAL UNDERWRITERS

            (a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under National Integrity Life Insurance Company's Separate Accounts II and VUL; Integrity Life Insurance Company's Separate Accounts I, II, VUL and Ten; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II, and VUL.

            (b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities, are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------        -----------------------------------------------
 James N. Clark(1)                         Director

 Jill T. McGruder(3)                       Director, Chief Executive Officer and President

 Edward S. Heenan(1)                       Director and Controller

 William F. Ledwin(1)                      Director

 Donald J. Wuebbling(1)                    Director

 OFFICERS:

 Jill T McGruder(3)                        President and CEO

                                        7

 Richard K. Taulbee(1)                     Vice President

 Robert F. Morand(1)                       Secretary

 Patricia Wilson(1)                        Chief Compliance Officer

 Edward S. Heenan(1)                       Controller

 James J. Vance(1)                         Vice President and Treasurer

 Robert F. Morand(1)                       Secretary

 Terrie A. Wiedenheft(3)                   Chief Financial Officer

 Don W. Cummings(2)                        Vice President

 Elaine M. Reuss(1)                        Assistant Treasurer

 Jospeh Vap(2)                             Assistant Treasurer

 David L. Anders(2)                        Assistant Vice President

 Laurel S. Durham(2)                       Assistant Vice President

 Lisa C. Heffley(2)                        Assistant Vice President

 Patricia L. Tackett(2)                    Assistant Vice President

 Mark Murphy(2)                            Assistant Vice President

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
(3) Principal Business Address: 221 East Fourth St., Cincinnati, Ohio, 45202

(c) Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

            The Registrant hereby undertakes:

            (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on the 20th day of December, 2002.

                              SEPARATE ACCOUNT I OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                    President



                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                    President

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 30th day of December, 2002.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                    President

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President
                              Date:  12/30/2002


PRINCIPAL FINANCIAL OFFICER:  /s/ Don W. Cummings
                              Don W. Cummings, Senior Vice President and
                              Chief Financial Officer
                              Date:  12/30/2002


PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date: 12/30/2002

DIRECTORS:

/s/ John F. Barrett
John F. Barrett                            Cameron F. MacRae
Date: 12/30/2002                           Date:

/s/ Dennis L. Carr
Dennis L. Carr                             Newton Phelps Stokes Merrill
Date: 12/30/2002                           Date:

                                           /s/ Robert L. Walker
Daniel J. Downing                          Robert L. Walker
Date:                                      Date: 12/30/2002

                                           /s/ William J. Williams
Eric C. Fast                               William J. Williams
Date:                                      Date: 12/30/2002

                                           /s/ Donald J. Wuebbling
Dale Patrick Hennie                        Donald J, Wuebbling
Date:                                      Date: 12/30/2002

/s/ John R. Lindholm
John R. Lindholm
Date: 12/30/2002

                                  EXHIBIT INDEX

EXHIBIT NUMBER

8.(I) Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement

9.          Opinion and Consent of G. Stephen Wastek

10.         Auditors Consent